UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

                                            Allegiant International Equity Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                        Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
FOREIGN COMMON STOCKS - 89.1%
Australia - 3.2%
  BHP Billiton, ADR (Materials)                            155,400  $        5,608
  Cochlear (Health Care)                                    26,300             954
  James Hardie Industries NV (Materials)                   124,200             814
  Woolworths (Consumer Staples)                             66,300             903

                                                                    --------------
                                                                             8,279
----------------------------------------------------------------------------------
Austria - 0.3%
  Telekom Austria (Telecommunication Services)              31,600             723
----------------------------------------------------------------------------------

Belgium - 1.9%
  Fortis (Financials)                                       35,800           1,280
  KBC Groep NV (Financials)                                 10,500           1,096
  Solvay (Materials)                                        22,180           2,454

                                                                    --------------
                                                                             4,830
----------------------------------------------------------------------------------
Brazil - 1.1%
  Companhia Vale do Rio Doce, ADR (Materials)               21,000             975
  Gol Linhas Aereas Inteligentes SA, ADR
    (Industrials)*#                                         31,600           1,037
  Petroleo Brasileiro SA - Petrobras, ADR (Energy)          10,500             919

                                                                    --------------
                                                                             2,931
----------------------------------------------------------------------------------
Canada - 1.7%
  Canadian Natural Resources (Energy)#                      24,300           1,326
  Methanex (Materials)#                                    119,200           2,366
  Trican Well Service (Energy)*                             15,650             665

                                                                    --------------
                                                                             4,357
----------------------------------------------------------------------------------
Denmark - 0.3%
  Vestas Wind Systems A/S (Industrials)*#                   37,900             794
----------------------------------------------------------------------------------
Egypt - 0.4%
  Vodafone Egypt Telecommunications SAE
    (Telecommunication Services)                            58,900           1,038
----------------------------------------------------------------------------------
Finland - 4.9%
  Cargotec, Cl B (Industrials)*#                            67,900           2,752
  KCI Konecranes Oyj (Industrials)                          41,550           2,619
  Kone Oyj, Cl B (Industrials)*#                            58,800           2,431
  UPM-Kymmene Oyj (Materials)                              115,600           2,453
  YIT-Yhtyma Oyj (Industrials)                              48,900           2,481

                                                                    --------------
                                                                            12,736
----------------------------------------------------------------------------------
France - 5.3%
  Air Liquide (Materials)*                                   3,500             690
  Christian Dior (Consumer Discretionary)                   26,700           2,475
  Compagnie de Saint-Gobain (Industrials)                   37,100           2,475
  Imerys SA (Materials)                                     29,000           2,477
  Neopost (Information Technology)                          10,400           1,041
  Peugeot (Consumer Discretionary)                          44,100           2,571
  Sanofi-Aventis, ADR (Health Care)                         45,200           1,927

                                                                    --------------
                                                                            13,656
----------------------------------------------------------------------------------
Germany - 3.8%
  Adidas-Salomon (Consumer Discretionary)#                   6,225           1,217
  Bijou Brigitte AG (Consumer Discretionary)                 6,850           1,813
  Commerzbank (Financials)                                  41,000           1,494
  Continental (Consumer Discretionary)                      24,800           2,538
  Rational (Consumer Discretionary)                          6,100             888
  SAP, ADR (Information Technology)                         38,900           1,988

                                                                    --------------
                                                                             9,938
----------------------------------------------------------------------------------

Greece - 0.6%
  IRF European Finance Investments (Financials)*           290,400           1,554
----------------------------------------------------------------------------------
Hong Kong - 2.1%
  China Merchants Holdings International
    (Industrials)                                          308,000             870
  Espirit Holdings (Consumer Discretionary)                137,000           1,048
  FUJI Food and Catering Services Holdings
    (Consumer Discretionary)                               473,000             975
  Li & Fung (Consumer Discretionary)                       526,000           1,059
  Zijin Mining Group, Cl H (Materials)                   2,410,000           1,424

                                                                    --------------
                                                                             5,376
----------------------------------------------------------------------------------
India - 0.7%
  Bajaj Hindusthan (Industrials)*                           73,700             642
  Bharti Tele-Ventures (Telecommunication
    Services)*                                             150,500           1,227

                                                                    --------------
                                                                             1,869
----------------------------------------------------------------------------------
Ireland - 2.8%
  CRH PLC (Materials)                                       77,071           2,518
  FBD Holdings PLC (Financials)                             22,800           1,106
  Greencore Group PLC (Consumer Staples)                   647,400           2,654
  Kingspan Group PLC (Industrials)                          66,300             958

                                                                    --------------
                                                                             7,236
----------------------------------------------------------------------------------
Israel - 0.4%
  Nice Systems, ADR (Information Technology)*               20,000           1,041
----------------------------------------------------------------------------------
Italy - 0.5%
  Banca Italease (Financials)*                              34,700           1,315
----------------------------------------------------------------------------------
Japan - 15.5%
  Aeon (Consumer Staples)                                   49,500           1,181
  Amano (Industrials)                                       57,900           1,043
  ARRK (Industrials)                                         7,520             538
  Denso (Consumer Discretionary)                            29,500           1,076
  Honeys (Consumer Discretionary)#                          14,915             700
  Hoya (Information Technology)#                            26,300           1,044
  Kansai Electric Power (Utilities)                        123,000           2,862
  KK DaVinci Advisors (Financials)*#                           470             651
  Maruichi Steel Tube (Materials)#                         102,600           2,605
  MISUMI Group (Industrials)                                23,000             928
  Mitsubishi UFJ Financial Group, ADR
     (Financials)                                          255,300           3,804
  Neomax (Industrials)                                      38,300           1,130
  Nitto Denko (Materials)                                   20,010           1,717
  ORIX (Financials)                                          4,700           1,237
  Secom (Industrials)                                       22,000           1,092
  Shiseido (Consumer Staples)                               42,000             741
  Showa Denko KK (Materials)                               577,000           2,469
  Sony, ADR (Consumer Discretionary)                        30,500           1,430
  Sparx Asset Management (Financials)#                         570           1,285
  Sumitomo Realty & Development (Financials)                76,000           1,766
  Takeda Pharmaceutical (Health Care)                       24,200           1,348
  Teijin (Materials)                                       103,000             695
  Tokuyama (Materials)                                     100,000           1,492
  Tokyo Electric Power (Utilities)                         108,400           2,926
  Tokyu Land (Financials)                                  150,000           1,308
  Toray Industries (Materials)                              87,000             670
  Toyota Motor, ADR (Consumer Discretionary)                 6,600             705
  Trancom (Industrials)                                     31,600             771

                                                                               1

Allegiant International Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
FOREIGN COMMON STOCKS - continued
Japan - continued
  Yamada Denki (Consumer Discretionary)                      8,880  $          951

                                                                    --------------
                                                                            40,165
----------------------------------------------------------------------------------
Malaysia - 0.3%
  Resorts World BHD (Consumer Discretionary)               221,000             773
----------------------------------------------------------------------------------
Mexico - 2.3%
  America Movil SA de CV, ADR
    (Telecommunication Services)                            63,900           2,219
  Cemex SA de CV, ADR (Materials)                           37,800           2,335
  Grupo Televisa SA, ADR (Consumer
    Discretionary)                                          16,000           1,255

                                                                    --------------
                                                                             5,809
----------------------------------------------------------------------------------
Netherlands - 1.5%
  ABN AMRO Holdings (Financials)                            82,400           2,401
  Fugro NV (Energy)                                         19,000             711
  TomTom (Information Technology)*#                         24,200             745

                                                                    --------------
                                                                             3,857
----------------------------------------------------------------------------------
Norway - 4.5%
  Aker Seafoods ASA (Consumer Staples)*                    119,400             717
  Camillo Eitzen (Industrials)                             228,000           2,434
  DNB (Financials)                                         208,400           2,528
  Orkla (Consumer Staples)                                  22,100             963
  SeaDrill (Energy)*                                       110,500           1,155
  Statoil ASA, ADR (Energy)#                                71,400           1,826
  Yara International (Materials)                           135,800           2,062

                                                                    --------------
                                                                            11,685
----------------------------------------------------------------------------------
Portugal - 0.9%
  Portugal Telecom SGPS (Telecommunication
    Services)*                                             211,400           2,439
----------------------------------------------------------------------------------
Singapore - 2.9%
  Keppel (Industrials)                                     165,000           1,418
  OSIM International (Consumer Discretionary)              768,000             856
  Raffles Education (Consumer Discretionary)             1,345,000           1,656
  Singapore Exchange (Financials)                          768,000           1,798
  STATS ChipPAC, ADR (Information
    Technology)*#                                          238,350           1,681

                                                                    --------------
                                                                             7,409
----------------------------------------------------------------------------------
South Africa - 4.2%
  Aspen Pharmacare Holdings (Health Care)                  210,000           1,359
  Impala Platinum Holdings (Materials)                      12,800           2,173
  Metorex (Materials)                                    1,104,851           1,635
  Sappi (Materials)                                        195,000           2,479
  Sasol (Energy)                                            65,300           2,236
  Sasol, ADR (Energy)#                                      27,050             931

                                                                    --------------
                                                                            10,813
----------------------------------------------------------------------------------
South Korea - 3.4%
  Kookmin Bank, ADR (Financials)                            21,620           1,638
  Samsung Electronics (Information Technology)               3,600           2,524
  Samsung SDI (Information Technology)*                     23,900           2,112
  SK Telecom (Telecommunication Services)                   12,000           2,493

                                                                    --------------
                                                                             8,767
----------------------------------------------------------------------------------
Spain - 3.0%
  Banco Bilbao Vizcaya Argentaria (Financials)             124,400           2,530
  Inditex SA (Consumer Discretionary)                       30,500           1,095
  Red Electrica de Espana (Utilities)                       44,600           1,491
  Repsol YPF (Energy)                                       90,800           2,538

                                                                    --------------
                                                                             7,654
----------------------------------------------------------------------------------
Sweden - 3.0%
  Autoliv (Consumer Discretionary)                          49,500           2,651
  Modern Times Group, Cl B (Consumer
    Discretionary)*                                         35,800           1,658
  Svenska Cellulosa, Cl B (Materials)                       57,300           2,403
  Telefonaktiebolaget LM Ericsson, ADR
    (Information Technology)#                               29,500           1,006

                                                                    --------------
                                                                             7,718
----------------------------------------------------------------------------------
Switzerland - 4.5%
  ABB, ADR (Industrials)*                                  112,960           1,361
  Actelion (Health Care)*#                                   6,700             574
  Logitech International SA, ADR (Information
    Technology)*#                                           22,100             896
  Nestle (Consumer Staples)                                  8,600           2,529
  Nobel Biocare Holding (Health Care)                        3,500             782
  Novartis, ADR (Health Care)#                              29,000           1,544
  Roche Holdings (Health Care)#                             23,150           3,420
  SGS SA (Industrials)#                                        650             600

                                                                    --------------
                                                                            11,706
----------------------------------------------------------------------------------
United Kingdom - 13.1%
  AstraZeneca PLC, ADR (Health Care)                        31,600           1,462
  BAE Systems, ADR (Industrials)                            46,300           1,362
  Barratt Developments PLC (Consumer
    Discretionary)                                         133,700           2,422
  Bellway PLC (Consumer Discretionary)                     115,200           2,367
  BG Group (Energy)                                        126,300           1,479
  Crest Nicholson PLC (Consumer Discretionary)             293,200           2,426
  George Wimpey PLC (Consumer Discretionary)#              256,045           2,483
  GlaxoSmithKline PLC, ADR (Health Care)                    48,480           2,464
  ICAP PLC (Financials)                                    115,700             901
  Imperial Tobacco Group PLC (Consumer Staples)             33,700           1,014
  Lloyds TSB Group PLC (Financials)                        258,500           2,511
  Man Group PLC (Financials)                                36,800           1,491
  Michael Page International PLC (Industrials)             184,100           1,004
  Pennon Group PLC (Utilities)                              31,700             777
  Persimmon PLC (Consumer Discretionary)                   101,600           2,487
  Reckitt Benckiser PLC (Consumer Staples)                  40,000           1,424
  Rio Tinto PLC, ADR (Materials)                             6,050           1,141
  SABMiller (Consumer Staples)                              63,100           1,254
  Scottish & Southern Energy (Utilities)                    61,000           1,229
  Standard Chartered PLC (Financials)                       57,700           1,507
  Tesco PLC (Consumer Staples)                             105,200             623

                                                                    --------------
                                                                            33,828
----------------------------------------------------------------------------------
Total Foreign Common Stocks
  (Cost $193,217)                                                          230,296
----------------------------------------------------------------------------------

                                                        Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
FOREIGN RIGHTS -
Belgium - 0.0%
  Cumerio*                                                     989  $            - (A)
  Umicore*                                                     989               - (A)
----------------------------------------------------------------------------------
Total Foreign Rights
  (Cost $-)                                                                      - (A)
----------------------------------------------------------------------------------

AFFILIATED MONEY MARKET FUND - 7.2%
  Allegiant Advantage Institutional Money Market
    Fund, Class I+                                      18,677,939          18,678
  (Cost $18,678)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 96.3%
  (Cost $211,895)                                                          248,974
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 13.7%
Repurchase Agreements - 13.7%
  Bear Stearns
    4.623%, 03/01/06                                $     10,000            10,000
    4.663%, 03/01/06                                       5,000             5,000
  Dresdner
    4.610%, 03/01/06                                      10,000            10,000
  Lehman Brothers
    4.633%, 03/01/06                                      10,263            10,263

----------------------------------------------------------------------------------
Total Short Term Investments Held
as Collateral
  for Loaned Securities
  (Cost $35,263)                                                            35,263
----------------------------------------------------------------------------------

TOTAL INVESTMENTS - 110.0%
  (Cost $247,158)**                                                        284,237
----------------------------------------------------------------------------------
Other Assets & Liabilities - (10.0)%                                       (25,770)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      258,467
----------------------------------------------------------------------------------

*    Non-income producing security
**   Aggregate cost for Federal income tax purposes is (000) $247,271.

       Gross unrealized appreciation (000)                          $       39,970
       Gross unrealized depreciation (000)                                  (3,004)
----------------------------------------------------------------------------------
       Net unrealized appreciation (000)                            $       36,966
----------------------------------------------------------------------------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $33,102.
(A)  Value is less than $500.

ADR - American Depository Receipt
Cl - Class
PLC - Public Liability Company

See Notes to Schedules of Investments.

Futures Contracts:

                                                                     Notional
                                                         Number        Cost
                                                           of         Amount
Description                                            Contracts      (000)
----------------------------------------------------------------------------------
TOPIX Index                                               9         $        1,289

                                                                      Unrealized
                                                      Expiration     Appreciation
                                                         Date            (000)
                                                    ------------------------------
TOPIX Index                                            03/10/06     $           48

Cash in the amount of $26,031 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long
Positions).
Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

At February 28, 2006, sector diversification of the Fund was as follows:

                                                       % of Net          Value
Sector Diversification                                  Assets           (000)
----------------------------------------------------------------------------------
  Foreign Common Stocks
    Consumer Discretionary                                   16.6%  $       42,723
    Consumer Staples                                          5.1           13,175
    Energy                                                    5.6           14,476
    Financials                                               13.6           35,201
    Health Care                                               6.1           15,833
    Industrials                                              10.9           28,254
    Information Technology                                    6.5           16,762
    Materials                                                17.5           45,223
    Telecommunication Services                                3.9           10,140
    Utilities                                                 3.3            8,509
----------------------------------------------------------------------------------
    Total Foreign Common Stocks                              89.1          230,296
  Affiliated Money Market Fund                                7.2           18,678
  Short Term Investments Held as
    Collateral for Loaned Securities                         13.7           35,263
----------------------------------------------------------------------------------
    Total Investments                                       110.0          284,237
  Other Assets and Liabilities                              (10.0)         (25,770)
----------------------------------------------------------------------------------
  Net Assets                                                100.0%  $      258,467
----------------------------------------------------------------------------------

                                                                               3

Allegiant Large Cap Core Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 99.4%
Consumer Discretionary - 10.5%
  Dick's Sporting Goods*#                                  107,500  $        4,074
  Fortune Brands                                            49,000           3,800
  Getty Images*#                                            50,500           4,092
  Lowe's                                                    62,270           4,246
  Starbucks*                                               124,920           4,537
  Starwood Hotels & Resorts                                 68,000           4,318

                                                                    --------------
                                                                            25,067
----------------------------------------------------------------------------------
Consumer Staples - 9.3%
  Bunge                                                     81,500           4,621
  Colgate-Palmolive                                         67,000           3,650
  Constellation Brands, Cl A*                              167,422           4,410
  Dean Foods*                                              109,639           4,108
  PepsiCo                                                   89,210           5,273

                                                                    --------------
                                                                            22,062
----------------------------------------------------------------------------------
Energy - 9.4%
  ConocoPhillips                                            83,500           5,090
  Devon Energy                                              58,120           3,408
  TransOcean*#                                              64,000           4,747
  Valero Energy                                             78,000           4,196
  Weatherford International*                               117,260           5,056

                                                                    --------------
                                                                            22,497
----------------------------------------------------------------------------------
Financials - 21.0%
  Allstate                                                  72,540           3,974
  American Express#                                         89,490           4,822
  American International Group                              88,910           5,900
  Bank of America                                          127,260           5,835
  Citigroup                                                114,700           5,318
  Goldman Sachs                                             34,630           4,893
  JP Morgan Chase                                          121,980           5,018
  Merrill Lynch                                             73,520           5,676
  Washington Mutual                                         93,530           3,994
  Wells Fargo                                               74,000           4,751

                                                                    --------------
                                                                            50,181
----------------------------------------------------------------------------------
Health Care - 13.3%
  Amgen*                                                    94,850           7,160
  Fisher Scientific*                                        69,800           4,757
  GlaxoSmithKline PLC, ADR                                 107,010           5,438
  Johnson & Johnson                                        107,140           6,177
  UnitedHealth Group                                        68,500           3,989
  Zimmer Holdings*                                          59,700           4,130

                                                                    --------------
                                                                            31,651
----------------------------------------------------------------------------------
Industrials - 11.2%
  3M                                                        72,050           5,302
  General Electric                                         168,430           5,536
  Illinois Tool Works                                       61,360           5,267
  L-3 Communications Holdings                               61,000           5,070
  United Technologies                                       92,920           5,436

                                                                    --------------
                                                                            26,611
----------------------------------------------------------------------------------
Information Technology - 15.3%
  Cisco Systems*                                           299,640           6,065
  Dell*                                                     99,000           2,871
  Electronic Arts*                                          53,000           2,755
  Microsoft                                                362,620           9,755
  Motorola                                                 249,000           5,329
  Xilinx                                                   196,000           5,347
  Yahoo!*#                                                 140,000           4,488
                                                                    --------------
                                                                            36,610
----------------------------------------------------------------------------------
Materials - 3.0%
  Ecolab                                                   133,660           4,837
  Freeport-McMoRan Copper & Gold, Cl B                      44,470           2,252

                                                                    --------------
                                                                             7,089
----------------------------------------------------------------------------------
Telecommunication Services - 3.1%
  NII Holdings*                                             99,940           5,119
  Sprint Nextel                                             95,476           2,294

                                                                    --------------
                                                                             7,413
----------------------------------------------------------------------------------
Utilities - 3.3%
  AES*                                                     297,550           5,147
  Equitable Resources                                       76,920           2,797

                                                                    --------------
                                                                             7,944
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $200,298)                                                          237,125
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.5%
  Allegiant Money Market Fund, Class I+                  1,181,383           1,181
  (Cost $1,181)
----------------------------------------------------------------------------------

Total Investments Before Collateral
  for Loaned Securities - 99.9%
  (Cost $201,479)                                                          238,306
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 2.2%
Medium Term Notes - 2.1%
  First Tennessee Bank
    4.580%, 03/21/06 (A)                            $        2,500           2,500
  Sigma Finance
    4.580%, 07/07/06 (A)                                     2,500           2,500

                                                                    --------------
                                                                             5,000
----------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
  Lehman Brothers
    4.633%, 03/01/06                                           274             274
----------------------------------------------------------------------------------
Total Short Term Investments Held as
Collateral
  for Loaned Securities
  (Cost $5,274)                                                              5,274
----------------------------------------------------------------------------------

                                                                        Value
                                                                        (000)
                                                                    --------------
TOTAL INVESTMENTS - 102.1%
  (Cost $206,753)**                                                 $      243,580
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (2.1)%                                        (4,920)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      238,660
----------------------------------------------------------------------------------

*    Non-income producing security
**   Aggregate cost for Federal income tax purposes is (000) $207,937.

       Gross unrealized appreciation (000)                          $       36,705
       Gross unrealized depreciation (000)                                  (1,062)
                                                                    --------------
       Net unrealized appreciation (000)                            $       35,643
                                                                    --------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $5,119.
(A)  Variable Rate Security - the rate shown is the rate in effect on February
     28, 2006.

ADR - American Depository Receipt
Cl - Class
PLC - Public Liability Company

Futures Contracts:
                                                                        Notional
                                                        Number           Cost
                                                          of            Amount
Description                                           Contracts          (000)
--------------------------------------------------  --------------  --------------
S&P 500(Reg. TM)
  Composite Index                                         3         $          962

                                                                      Unrealized
                                                      Expiration     Appreciation
                                                         Date           (000)
                                                    --------------  --------------
                                                       03/16/06     $           13

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long
Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

                                                                               5

Allegiant Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares        (000)
                                                    --------------  --------------
COMMON STOCKS - 98.5%
Consumer Discretionary - 17.5%
  Coach*                                                   340,000  $       12,145
  eBay*                                                    344,660          13,807
  Getty Images*#                                           152,000          12,317
  Johnson Controls                                         240,000          17,105
  Lowe's#                                                  207,390          14,140
  Nike, Cl B                                               135,000          11,715
  Starbucks*                                               399,920          14,525
  Starwood Hotels & Resorts#                               201,500          12,795

                                                                    --------------
                                                                           108,549
----------------------------------------------------------------------------------
Consumer Staples - 9.4%
  Bunge#                                                   200,000          11,338
  Colgate-Palmolive                                        220,000          11,986
  Constellation Brands, Cl A*                              430,534          11,340
  Dean Foods*                                              268,160          10,048
  PepsiCo                                                  222,305          13,140

                                                                    --------------
                                                                            57,852
----------------------------------------------------------------------------------
Energy - 3.6%
  TransOcean*                                              100,000           7,418
  Weatherford International*                               344,000          14,833

                                                                    --------------
                                                                            22,251
----------------------------------------------------------------------------------
Financials - 6.8%
  American International Group                             224,620          14,906
  Citigroup                                                291,093          13,498
  Goldman Sachs#                                            97,790          13,817

                                                                    --------------
                                                                            42,221
----------------------------------------------------------------------------------
Health Care - 19.2%
  Abbott Laboratories                                      288,000          12,724
  Amgen*                                                   213,610          16,125
  Cephalon*#                                               154,000          12,240
  Fisher Scientific*                                       153,500          10,462
  Genentech*                                               119,500          10,240
  GlaxoSmithKline PLC, ADR                                 261,860          13,308
  Johnson & Johnson                                        251,516          14,500
  Medtronic#                                               203,891          11,000
  UnitedHealth Group                                       154,600           9,002
  Zimmer Holdings*#                                        132,000           9,132

                                                                    --------------
                                                                           118,733
----------------------------------------------------------------------------------
Industrials - 9.9%
  3M                                                       227,020          16,706
  Danaher                                                  226,000          13,691
  Illinois Tool Works                                      164,000          14,078
  United Technologies                                      284,000          16,614

                                                                    --------------
                                                                            61,089
----------------------------------------------------------------------------------
Information Technology - 27.7%
  Amdocs*                                                  210,010           6,956
  Apple Computer*                                          114,000           7,814
  Cisco Systems*                                           737,120          14,919
  Electronic Arts*                                         165,000           8,575
  EMC*                                                     975,500          13,676
  First Data                                               211,500           9,545
  Google, Cl A*                                             29,900          10,842
  Linear Technology                                        291,000          10,726
  Microchip Technology                                     315,500          11,106
  Microsoft                                                995,126          26,769
  Motorola                                                 603,000          12,904
  SAP, ADR                                                 207,930          10,625
  Xilinx#                                                  435,000          11,867
  Yahoo!*#                                                 463,000          14,844

                                                                    --------------
                                                                           171,168
----------------------------------------------------------------------------------
Materials - 2.8%
  Ecolab                                                   292,550          10,588
  Praxair                                                  131,000           7,071

                                                                    --------------
                                                                            17,659
----------------------------------------------------------------------------------
Telecommunication Services - 1.6%
  NII Holdings*#                                           192,520           9,861

                                                                    --------------
                                                                             9,861
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $503,764)                                                          609,383
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.8%
  Allegiant Money Market Fund, Class I+                  4,747,346           4,747
  (Cost $4,747)
----------------------------------------------------------------------------------

Total Investments Before Collateral
  for Loaned Securities - 99.3%
  (Cost $508,511)                                                          614,130
----------------------------------------------------------------------------------

                                                          Par
                                                         (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 6.3%
Master Notes - 2.0%
  Bank of America
    4.643%, 03/01/06                                $       10,000          10,000
  JP Morgan Chase
    4.643%, 03/15/06                                         2,500           2,500

                                                                    --------------
                                                                            12,500
----------------------------------------------------------------------------------
Medium Term Notes - 2.8%
  First Tennessee Bank
    4.580%, 03/21/06 (A)                                     7,500           7,500
  Morgan Stanley
    4.620%, 03/02/07 (A)                                     5,000           5,000
  Sigma Finance
    4.580%, 07/07/06 (A)                                     5,000           4,999

                                                                    --------------
                                                                            17,499
----------------------------------------------------------------------------------
Repurchase Agreements - 1.5%
  Bear Stearns
    4.663%, 03/01/06                                         5,000           5,000
  Lehman Brothers
    4.633%, 03/01/06                                         3,864           3,864

                                                                    --------------
                                                                             8,864
----------------------------------------------------------------------------------
Total Short Term Investments Held as
Collateral
  for Loaned Securities
  (Cost $38,863)                                                            38,863
----------------------------------------------------------------------------------

                                                                         Value
                                                                         (000)
                                                                    --------------
TOTAL INVESTMENTS - 105.6%
  (Cost $547,374)**                                                 $      652,993
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (5.6)%                                       (34,740)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      618,253
----------------------------------------------------------------------------------

*    Non-income producing security
**   Aggregate cost for Federal income tax purposes is (000) $550,821.

       Gross unrealized appreciation (000)                          $      103,541
       Gross unrealized depreciation (000)                                  (1,369)
                                                                    --------------
       Net unrealized appreciation (000)                            $      102,172
----------------------------------------------------------------------------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $37,889.
(A)  Variable Rate Security - the rate shown is the rate in effect on February
     28, 2006.
ADR - American Depository Receipt
Cl - Class
PLC - Public Liability Company

Futures Contracts:
                                                                       Notional
                                                        Number           Cost
                                                          of            Amount
Description                                           Contracts          (000)
--------------------------------------------------  --------------  --------------
S&P 500(Reg. TM)
  Composite Index                                         5         $        1,603

                                                                     Unrealized
                                                      Expiration     Appreciation
                                                         Date           (000)
                                                    --------------  --------------
                                                       03/16/06     $           22

Cash in the amount of $78,750 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long
Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

                                                                               7

Allegiant Large Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                         Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
COMMON STOCKS - 99.7%
Consumer Discretionary - 13.1%
  CBS, Cl B                                                412,400  $       10,087
  Clear Channel Communications                             215,645           6,103
  Comcast, Cl A*                                           425,254          11,410
  Dow Jones#                                               278,510          11,321
  Gannett                                                  129,700           8,062
  Office Depot*                                            466,429          16,642
  Sony, ADR                                                126,000           5,907
  Time Warner                                              861,470          14,912

                                                                    --------------
                                                                            84,444
----------------------------------------------------------------------------------
Consumer Staples - 6.0%
  Coca-Cola                                                265,270          11,133
  General Mills                                            139,620           6,876
  Kraft Foods#                                             347,780          10,465
  Unilever, ADR                                             75,020           5,221
  UST                                                      130,400           5,070

                                                                    --------------
                                                                            38,765
----------------------------------------------------------------------------------
Energy - 13.7%
  BP PLC, ADR                                               99,415           6,603
  Canadian Natural Resources#                              249,774          13,628
  Chesapeake Energy                                        203,900           6,054
  Chevron                                                  218,460          12,339
  ExxonMobil                                               463,410          27,513
  Halliburton                                              192,563          13,094
  TransOcean*                                              116,090           8,611

                                                                    --------------
                                                                            87,842
----------------------------------------------------------------------------------
Financials - 32.9%
  American International Group                             312,990          20,770
  Amvescap PLC, ADR#                                       374,800           7,144
  AON                                                      422,958          16,753
  Bank of America                                          326,380          14,965
  Chubb                                                     70,800           6,779
  Citigroup                                                556,980          25,827
  Everest Re Group                                          50,020           4,954
  Fannie Mae                                               108,960           5,958
  Goldman Sachs                                             75,180          10,622
  JP Morgan Chase                                          519,416          21,369
  Merrill Lynch                                            173,580          13,402
  Morgan Stanley                                           339,410          20,249
  Prudential Financial                                      87,750           6,760
  St. Paul Travelers                                       141,768           6,093
  U.S. Bancorp                                             329,600          10,188
  Wachovia                                                 187,470          10,511
  Wells Fargo                                              139,450           8,953

                                                                    --------------
                                                                           211,297
----------------------------------------------------------------------------------
Health Care - 6.4%
  Baxter International                                      72,050           2,727
  Bristol-Myers Squibb                                     140,070           3,236
  Merck                                                    255,890           8,920
  Pfizer                                                   758,680          19,870
  Schering-Plough                                          153,900           2,847
  Wyeth Pharmaceuticals                                     72,348           3,603

                                                                    --------------
                                                                            41,203
----------------------------------------------------------------------------------
Industrials - 8.2%
  Burlington Northern Santa Fe                              68,018           5,349
  General Dynamics                                          38,900           4,795
  General Electric                                         329,553          10,832
  Lockheed Martin                                           28,085           2,047
  Northrop Grumman                                          53,738           3,445
  Rockwell Automation                                      124,900           8,514
  Union Pacific                                             99,410           8,803
  United Parcel Service, Cl B                               84,000           6,276
  United Technologies                                       45,240           2,646

                                                                    --------------
                                                                            52,707
----------------------------------------------------------------------------------
Information Technology - 6.4%
  Applied Materials                                        205,300           3,765
  Lexmark International, Cl A*                             105,400           4,963
  Micron Technology*                                       383,150           5,943
  Microsoft                                                526,890          14,173
  Motorola                                                 192,600           4,122
  Sun Microsystems*#                                     1,975,900           8,240

                                                                    --------------
                                                                            41,206
----------------------------------------------------------------------------------
Materials - 3.7%
  E.I. duPont de Nemours#                                  189,448           7,623
  Freeport-McMoRan Copper & Gold, Cl B                      94,510           4,785
  Praxair                                                   54,243           2,928
  Smurfit-Stone Container*                                 631,900           8,291

                                                                    --------------
                                                                            23,627
----------------------------------------------------------------------------------
Telecommunication Services - 4.2%
  AT&T                                                     369,615          10,198
  BellSouth                                                189,930           5,998
  Verizon Communications                                   328,430          11,068

                                                                    --------------
                                                                            27,264
----------------------------------------------------------------------------------
Utilities - 5.1%
  DPL#                                                     260,900           7,023
  Exelon                                                   163,650           9,346
  Mirant*                                                  202,020           4,970
  TXU                                                      212,541          11,135

                                                                    --------------
                                                                            32,474
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $521,060)                                                          640,829
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.6%
  Allegiant Advantage Institutional Money Market
    Fund, Class I+                                       3,998,682           3,999
  (Cost $3,999)
----------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.3%
  (Cost $525,059)**                                                        644,828
----------------------------------------------------------------------------------

Other Assets & Liabilities -  (0.3)%                                        (2,117)
----------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                           $      642,711
----------------------------------------------------------------------------------

*    Non-income producing security
**   Aggregate cost for Federal income tax purposes is (000) $526,771.

       Gross unrealized appreciation (000)                          $      132,413
       Gross unrealized depreciation (000)                                 (14,356)
                                                                    --------------
       Net unrealized appreciation (000)                            $      118,057
----------------------------------------------------------------------------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $33,661.
ADR - American Depository Receipt
Cl - Class
PLC - Public Liability Company

See Notes to Schedules of Investments.

                                                  Allegiant Mid Cap Growth Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                        Number           Value
                                                      of Shares          (000)
                                                    --------------  --------------
COMMON STOCKS - 96.7%
Consumer Discretionary - 15.8%
  Bed Bath & Beyond*                                         6,620  $          239
  Brinker International#                                     6,300             262
  Chico's FAS*                                              11,800             555
  Coach*                                                    17,800             636
  Darden Restaurants                                        15,400             646
  Education Management*                                     11,730             441
  Interactive Data*                                         10,000             225
  Marriott, Cl A                                             3,800             260
  Nordstrom                                                 10,134             385
  Pacific Sunwear of California*                            23,180             552
  Polo Ralph Lauren                                          8,500             493
  Snap-On Tools                                              5,100             199
  Starwood Hotels & Resorts                                  2,000             127
  TJX                                                        4,300             105
  Yum! Brands                                                6,400             305

                                                                    --------------
                                                                             5,430
----------------------------------------------------------------------------------
Energy - 7.6%
  Cooper Cameron*                                           12,800             518
  EOG Resources                                              4,500             303
  Kinder Morgan                                              1,000              93
  Smith International                                        3,000             116
  Sunoco                                                     3,600             267
  Tesoro Petroleum#                                          6,000             363
  Tidewater                                                  9,700             507
  Williams                                                  13,200             285
  XTO Enegy                                                  3,800             159

                                                                    --------------
                                                                             2,611
----------------------------------------------------------------------------------
Financials - 13.1%
  Affiliated Managers Group*#                                5,850             576
  American Capital Strategies                               12,700             453
  CIT Group                                                  7,410             399
  Conseco*#                                                 19,300             479
  Hudson City Bancorp                                       25,400             328
  IndyMac Bancorp                                           11,200             435
  Jefferies Group                                            7,900             451
  Moody's                                                    7,020             470
  Nationwide Financial Services, Cl A                        7,800             334
  T. Rowe Price Group                                        1,500             115
  W.R. Berkley                                               8,200             475

                                                                    --------------
                                                                             4,515
----------------------------------------------------------------------------------
Health Care - 13.3%
  Allergan                                                   6,200             671
  AmerisourceBergen                                          7,300             336
  Cerner*#                                                   6,800             283
  Community Health Systems*                                 11,300             428
  Covance*                                                   2,200             124
  Coventry Health Care*                                      8,110             483
  Edwards Lifesciences*                                      9,328             386
  Express Scripts*                                           6,840             597
  Forest Laboratories*                                       4,000             184
  Laboratory Corp. of America Holdings*                     11,200             651
  McKesson                                                   1,700              92
  Watson Pharmaceuticals*                                   11,800             354

                                                                    --------------
                                                                             4,589
----------------------------------------------------------------------------------
Industrials - 13.0%
  C.H. Robinson Worldwide                                    2,300             103
  CNF                                                        6,322             317
  Dover                                                      2,300             110
  Expeditors International Washington                        3,000             233
  IDEX                                                       6,950             328
  Monster Worldwide*                                        11,000             539
  MSC Industrial Direct                                      9,155             434
  Republic Services                                         12,300             478
  Robert Half#                                               6,300             226
  Rockwell Automation                                        4,188             286
  Rockwell Collins                                           2,010             107
  Roper Industries                                           6,400             289
  Southwest Airlines                                        23,600             396
  Stericycle*                                                7,500             453
  URS*                                                       4,500             196

                                                                    --------------
                                                                             4,495
----------------------------------------------------------------------------------
Information Technology - 23.5%
  Advanced Micro Devices*                                    3,300             127
  Altera*                                                    6,380             128
  Analog Devices#                                            3,900             149
  Arrow Electronics*                                        13,500             470
  Autodesk                                                   8,650             326
  Cognizant Technology Solutions*                           11,595             668
  Fiserv*                                                   12,210             507
  Harris                                                    12,100             553
  Intersil, Cl A                                            11,700             331
  Jabil Circuit*                                            15,440             584
  Lam Research*                                              5,000             215
  Linear Technology                                         17,500             645
  Marvel Technology Group*                                   7,620             466
  Microchip Technology                                      17,100             602
  National Semiconductor                                    20,700             581
  Network Appliance*                                        24,000             796
  Novell*                                                   34,500             328
  NVIDIA*                                                    7,100             335
  SanDisk*                                                   3,000             181
  VeriSign*                                                  3,900              92

                                                                    --------------
                                                                             8,084
----------------------------------------------------------------------------------
Materials - 5.1%
  FMC*                                                       7,300             444
  Freeport-McMoRan Copper & Gold, Cl B                       9,500             481
  Lubrizol                                                   9,800             424
  Nucor                                                      4,851             417

                                                                    --------------
                                                                             1,766
----------------------------------------------------------------------------------
Telecommunication Services - 2.3%
  Citizens Communications                                   36,600             489
  NII Holdings*                                              2,000             102
  U.S. Cellular*                                             3,701             203

                                                                    --------------
                                                                               794
----------------------------------------------------------------------------------
Utilities - 3.0%
  AES*                                                      31,891             552
  Southern Union*                                           19,100             470

                                                                    --------------
                                                                             1,022
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $27,236)                                                            33,306
----------------------------------------------------------------------------------

                                                                               9

Allegiant Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                            Number        Value
                                                         of Shares       (000)
                                                        ----------  --------------
AFFILIATED MONEY MARKET FUND - 7.6%
  Allegiant Money Market Fund, Class I+                  2,634,702  $        2,635
  (Cost $2,635)
----------------------------------------------------------------------------------

Total Investments Before Collateral
  for Loaned Securities - 104.3%
  (Cost $29,871)                                            35,941
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    ------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES - 4.8%
Repurchase Agreements - 4.8%
  Bear Stearns
    4.663%, 03/01/06                                $      1,000             1,000
  Lehman Brothers
    4.633%, 03/01/06                                         671               671

----------------------------------------------------------------------------------
Total Short Term Investments Held as Collateral
  for Loaned Securities
  (Cost $1,671)                                                              1,671
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 109.1%
  (Cost $31,542)**                                                          37,612
----------------------------------------------------------------------------------
Other Assets & Liabilities - (9.1)%                                         (3,152)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $       34,460
----------------------------------------------------------------------------------

*    Non-income producing security
**   Aggregate cost for Federal income tax purposes is (000) $31,791.

       Gross unrealized appreciation (000)                          $        6,039
       Gross unrealized depreciation (000)                                    (218)
                                                                    --------------
       Net unrealized appreciation (000)                            $        5,821
----------------------------------------------------------------------------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $1,623.

Cl - Class

See Notes to Schedules of Investments.

                                                   Allegiant Mid Cap Value Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares        (000)
                                                    --------------  --------------
COMMON STOCKS - 109.3%
Consumer Discretionary - 11.0%
  Autoliv                                                   27,500  $        1,473
  Career Education*                                         33,600           1,103
  Dollar Tree Stores*                                       84,600           2,320
  Family Dollar Stores                                      68,800           1,769
  Federated Department Stores                               13,320             946
  Liz Claiborne#                                            46,935           1,691

                                                                    --------------
                                                                             9,302
----------------------------------------------------------------------------------
Consumer Staples - 5.2%
  J.M. Smucker                                              32,600           1,288
  Kroger*                                                   83,470           1,673
  Smithfield Foods*                                         54,650           1,444

                                                                    --------------
                                                                             4,405
----------------------------------------------------------------------------------
Energy - 10.5%
  Amerada Hess                                              11,910           1,647
  Arch Coal#                                                28,290           2,068
  Canadian Natural Resources#                               18,840           1,028
  Marathon Oil                                              37,710           2,663
  Peabody Energy                                            29,880           1,442

                                                                    --------------
                                                                             8,848
----------------------------------------------------------------------------------
Financials - 31.1%
  Ameriprise Financial                                      10,700             487
  Amvescap PLC, ADR#                                        78,700           1,500
  Bear Stearns                                               7,070             951
  Conseco*#                                                 69,400           1,724
  Developers Diversified Realty REIT#                       31,390           1,575
  Endurance Specialty Holdings                              52,010           1,638
  Equity Residential REIT                                   33,500           1,517
  Genworth Financial, Cl A                                  43,900           1,397
  KeyCorp                                                   20,500             764
  Marshall & Ilsley                                         35,970           1,583
  Mills REIT                                                37,600           1,486
  Nationwide Financial Services, Cl A                       31,005           1,329
  Old Republic International                               142,100           3,025
  PartnerRe                                                 19,370           1,174
  PMI Group#                                                51,966           2,250
  Prologis REIT#                                            25,850           1,358
  Reinsurance Group of America                              37,231           1,721
  Sovereign Bancorp                                         40,500             844

                                                                    --------------
                                                                            26,323
----------------------------------------------------------------------------------
Health Care - 9.6%
  AmerisourceBergen                                          8,800             405
  CIGNA                                                     11,700           1,436
  Endo Pharmaceuticals Holdings*                            48,100           1,516
  Shire PLC, ADR                                            22,500           1,071
  Triad Hospitals*                                          46,193           1,989
  Universal Health Services                                 34,900           1,753

                                                                    --------------
                                                                             8,170
----------------------------------------------------------------------------------
Industrials - 7.9%
  ARAMARK                                                   52,760           1,501
  Kennametal                                                11,100             649
  Norfolk Southern                                          25,610           1,311
  Parker Hannifin                                           13,800           1,079
  Union Pacific                                             23,870           2,114

                                                                    --------------
                                                                             6,654
----------------------------------------------------------------------------------

Information Technology - 11.6%
  ATI Technologies*                                         89,600           1,423
  Compuware*                                               174,300           1,431
  NCR*                                                      52,190           2,092
  Perot Systems, Cl A*                                      66,500           1,005
  QLogic*                                                   26,100           1,074
  Sabre Holdings, Cl A#                                     57,300           1,383
  Tech Data*                                                34,034           1,413

                                                                    --------------
                                                                             9,821
----------------------------------------------------------------------------------
Materials - 9.1%
  Abitibi-Consolidated                                     227,730             795
  Cytec Industries                                          15,900             848
  International Flavors & Fragrances                        56,530           1,957
  Louisiana-Pacific#                                        40,900           1,163
  MeadWestvaco                                              40,760           1,134
  Pactiv*                                                   77,700           1,782

                                                                    --------------
                                                                             7,679
----------------------------------------------------------------------------------
Utilities - 13.3%
  CenterPoint Energy#                                       77,200           1,001
  Constellation Energy Group                                26,348           1,548
  Mirant*#                                                  71,900           1,769
  NRG Energy*                                               46,240           2,000
  PG&E                                                      56,520           2,151
  Puget Energy                                              32,345             697
  Sempra Energy                                             21,300           1,019
  Xcel Energy#                                              57,780           1,072

                                                                    --------------
                                                                            11,257
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $77,868)                                                            92,459
----------------------------------------------------------------------------------

AFFILIATED MONEY MARKET FUND - 4.2%
  Allegiant Money Market Fund, Class I+
  (Cost $3,583)                                          3,582,812           3,583
----------------------------------------------------------------------------------

Total Investments Before Collateral
  for Loaned Securities - 113.5%
  (Cost $81,451)                                                            96,042
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 14.5%
Repurchase Agreements - 14.5%
  Bear Stearns
    4.663%, 03/01/06                                $        2,000           2,000
  Dresdner
    4.610%, 03/01/06                                         5,000           5,000
  Lehman Brothers
    4.633%, 03/01/06                                         5,276           5,276

----------------------------------------------------------------------------------
Total Short Term Investments Held
as Collateral
  for Loaned Securities
  (Cost $12,276)                                                            12,276
----------------------------------------------------------------------------------

                                                                              11

Allegiant Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                                        Value
                                                                        (000)
                                                                    --------------
TOTAL INVESTMENTS - 128.0%
  (Cost $93,727)**                                                  $      108,318
----------------------------------------------------------------------------------

Other Assets & Liabilities -  (28.0)%                                      (23,694)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $       84,624
----------------------------------------------------------------------------------

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $93,776.

       Gross unrealized appreciation (000)                          $       15,175
       Gross unrealized depreciation (000)                                    (633)
                                                                    --------------
       Net unrealized appreciation (000)                            $       14,542
----------------------------------------------------------------------------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $11,861.

ADR - American Depository Receipt
Cl - Class
PLC - Public Liability Company
REIT - Real Estate Investment Trust
See Notes to Schedules of Investments.

                                     Allegiant Multi-Factor Small Cap Core Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 97.5%
Consumer Discretionary - 13.4%
  Bon-Ton Stores                                             1,400  $           38
  Building Material Holding                                    800              54
  Charming Shoppes*#                                         5,100              68
  The Children's Place Retail Stores*                          950              44
  Coldwater Creek*                                           3,105              70
  Genesco*                                                   1,410              57
  Group 1 Automotive*                                        1,400              54
  Jakks Pacific*                                             3,410              85
  Pantry*                                                    1,420              84
  Phillips-Van Heusen#                                       1,250              44
  RH Donnelley*                                              1,000              61
  Source Interlink*                                          5,900              63
  United Auto Group#                                         2,260              98

                                                                    --------------
                                                                               820
----------------------------------------------------------------------------------
Consumer Staples - 2.5%
  Loews - Carolina Group                                     1,200              57
  Performance Food Group*#                                   3,200              94

                                                                    --------------
                                                                               151
----------------------------------------------------------------------------------
Energy - 7.5%
  Alliance Resource Partners LP                              1,200              44
  Giant Industries*                                          1,270              74
  Grey Wolf*                                                 5,930              41
  Hugoton Royalty Trust                                      1,200              41
  Maverick Tube*#                                              480              22
  Penn Virginia                                                800              49
  Petrofund Energy Trust#                                    1,380              28
  RPC                                                        2,400              51
  Tesoro Petroleum#                                            440              27
  World Fuel Services#                                       2,600              79

                                                                    --------------
                                                                               456
----------------------------------------------------------------------------------
Financials - 15.4%
  Accredited Home Lenders Holding*                           1,500              80
  American Home Mortgage Investment REIT                     2,050              58
  Arch Capital Group*                                          630              36
  Asta Funding#                                              1,200              42
  Banco Latinoamericano de Exportaciones SA,
    Cl E                                                     1,400              25
  Center Financial                                             700              16
  CompuCredit*                                                 990              37
  Corus Bankshares#                                          1,210              73
  CVB Financial#                                             1,625              27
  East West Bancorp                                          1,160              44
  Fremont General                                            2,010              48
  Hanmi Financial                                            2,430              44
  LandAmerica Financial Group                                  860              57
  Potlatch REIT                                                290              11
  Presidential Life                                            700              15
  Redwood Trust REIT#                                        1,270              53
  Scottish Annuity & Life Holdings#                          3,600              90
  SVB Financial Group*                                         700              36
  Texas Regional Bancshares, Cl A                              760              23
  Tower Group                                                4,700              85
  Wintrust Financial                                           730              38

                                                                    --------------
                                                                               938
----------------------------------------------------------------------------------
Health Care - 13.5%
  Chemed                                                     1,800             100
  Dade Behring Holdings                                      1,020              37
  Encore Medical*#                                           7,900              47
  Genesis HealthCare*                                          750              30
  Haemonetics*                                                 920              48
  Hologic*                                                   1,340              64
  Kendle International*                                      1,200              38
  Neurometrix*                                               1,500              54
  Palomar Medical Technologies*#                             1,210              39
  PerkinElmer                                                  950              23
  Psychiatric Solutions*                                     1,920              63
  Sybron Dental Specialties*                                 1,170              45
  Ventana Medical Systems*                                     630              23
  Ventiv Health*                                             3,440              96
  Viropharma*                                                2,200              42
  WellCare Health Plans*                                     2,040              79

                                                                    --------------
                                                                               828
----------------------------------------------------------------------------------
Industrials - 16.0%
  ACCO Brands*                                                 800              19
  Accuride*                                                  2,900              33
  Administaff                                                  600              28
  Applied Industrial Technologies                            1,400              60
  Armor Holdings*                                              600              35
  ASV*#                                                      1,860              60
  Beacon Roofing Supply*                                       700              28
  Continental Airlines, Cl B*                                4,000              93
  Corporate Executive Board                                    530              53
  CoStar Group*                                                900              46
  Ennis                                                      2,200              43
  Genlyte Group*                                               560              35
  Kforce*                                                    2,200              27
  Nuco2*                                                     1,400              42
  Raven Industries                                           1,300              46
  Regal-Beloit                                               2,200              89
  Schawk                                                     1,700              42
  Teledyne Technologies*                                     1,080              36
  Thomas & Betts*                                            1,590              78
  UAP Holding                                                  700              15
  USG*                                                         530              45
  Watsco                                                       400              28

                                                                    --------------
                                                                               981
----------------------------------------------------------------------------------
Information Technology - 21.4%
  Agilysys                                                   2,500              36
  Anixter International                                      1,120              51
  ANSYS*                                                     1,470              70
  Bel Fuse, Cl B                                               600              20
  Brightpoint*                                               2,400              68
  Comtech Telecommunications*                                2,100              66
  Digital River*                                             1,570              59
  Electro Scientific Industries*                             1,100              28
  Genesis Microchip*                                           900              19
  Intergraph*                                                1,700              62
  Itron*                                                     1,100              65
  Komag*#                                                    1,200              56
  Microsemi*#                                                1,300              40
  MicroStrategy, Cl A*                                         470              43
  MPS Group*                                                 5,300              80
  Plexus*                                                    3,100             104
  PortalPlayer*#                                             1,200              30
  Progress Software*                                         1,900              56
  Quality Systems#                                             500              35
  Secure Computing*                                          2,100              25
  Standard Microsystems*                                     1,600              52

                                                                              13

Allegiant Multi-Factor Small Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number           Value
                                                      of Shares          (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Information Technology - continued
  Superior Essex*                                            2,300  $           60
  THQ*#                                                      1,965              47
  Transaction Systems Architects*                            1,800              60
  ValueClick*#                                               4,340              76

                                                                    --------------
                                                                             1,308
----------------------------------------------------------------------------------
Materials - 4.1%
  Commercial Metals                                          1,060              48
  Florida Rock Industries                                      430              25
  Headwaters*#                                                 710              26
  Oregon Steel Mills*#                                       1,120              42
  Pioneer*                                                   1,400              42
  Reliance Steel & Aluminum                                    820              68

                                                                    --------------
                                                                               251
----------------------------------------------------------------------------------
Utilities - 3.7%
  AGL Resources                                              1,030              37
  Companhia Energetica de Minas Gerais, ADR                    730              38
  Duquesne Light Holdings#                                   3,200              56
  NorthWestern                                               2,900              94

                                                                    --------------
                                                                               225
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $5,350)                                                              5,958
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 2.4%
  Allegiant Money Market Fund, Class I+                    145,626             146
  (Cost $146)
----------------------------------------------------------------------------------

Total Investments Before Collateral
  for Loaned Securities - 99.9%
  (Cost $5,496)                                                              6,104
----------------------------------------------------------------------------------

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 18.7%
Repurchase Agreement - 18.7%
  Lehman Brothers
    4.633%, 03/01/06                                $      1,144    $        1,144
  (Cost $1,144)
----------------------------------------------------------------------------------

TOTAL INVESTMENTS - 118.6%
  (Cost $6,640)**                                                            7,248
----------------------------------------------------------------------------------

Other Assets & Liabilities - (18.6)%                                        (1,138)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $        6,110
----------------------------------------------------------------------------------

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $6,640.

       Gross unrealized appreciation (000)                          $          771
       Gross unrealized depreciation (000)                                    (163)
                                                                    --------------
       Net unrealized appreciation (000)                            $          608
----------------------------------------------------------------------------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $1,103.

ADR - American Depository Receipt
Cl - Class
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

                            Allegiant Multi-Factor Small Cap Focused Value Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 98.0%
Consumer Discretionary - 14.0%
  Bluegreen*                                                 5,400  $           86
  The Children's Place Retail Stores*                        3,100             145
  Group 1 Automotive*                                        2,400              92
  Jakks Pacific*                                             6,900             171
  Life Time Fitness*                                         1,800              75
  LKQ*                                                       3,400              75
  Wolverine World Wide                                       8,000             176

                                                                    --------------
                                                                               820
----------------------------------------------------------------------------------
Consumer Staples - 5.0%
  Chiquita Brands International#                             6,200             107
  Performance Food Group*#                                   6,400             188

                                                                    --------------
                                                                               295
----------------------------------------------------------------------------------
Energy - 6.7%
  General Maritime                                           1,700              62
  Grey Wolf*                                                22,700             158
  Transmontaigne*                                            9,300              70
  World Fuel Services                                        3,400             103

                                                                    --------------
                                                                               393
----------------------------------------------------------------------------------
Financials - 26.9%
  Acadia Reality Trust REIT                                  1,100              24
  AmerUs Group#                                              2,500             151
  Arch Capital Group*                                        2,900             164
  Cedar Shopping Centers REIT                                2,400              36
  Central Pacific Financial                                  3,500             129
  City Holding                                               1,400              51
  CompuCredit*                                               4,200             159
  Inland Real Estate REIT                                    3,200              49
  MeriStar Hospitality REIT*                                14,000             144
  MI Developments, Cl A#                                     3,000             102
  Nara Bancorp                                               4,800              84
  New Century Financial REIT#                                1,600              62
  Republic Bancorp                                           9,080             110
  Town & Country Trust REIT#                                 1,000              40
  United Bankshares                                          3,200             120
  Universal American Financial*                              4,400              67
  Webster Financial                                          1,900              90

                                                                    --------------
                                                                             1,582
----------------------------------------------------------------------------------
Health Care - 8.7%
  AMERIGROUP*                                                2,100              45
  Chemed                                                     3,600             199
  Conmed*                                                    3,900              75
  Encore Medical*#                                          16,400              98
  West Pharmceutical Services                                2,900              94

                                                                    --------------
                                                                               511
----------------------------------------------------------------------------------
Industrials - 12.9%
  Corrections Corporation of America*                        3,100             133
  Flowserve*                                                 1,700              87
  Mesa Air Group*#                                           6,000              69
  Regal-Beloit#                                              3,200             129
  United Rentals*#                                           5,600             183
  URS*                                                       3,600             157

                                                                    --------------
                                                                               758
----------------------------------------------------------------------------------
Information Technology - 16.9%
  Agilysys                                                   7,500             107
  iPayment*                                                  2,900             124
  LoJack*                                                    2,300              52
  MPS Group*                                                 9,200             139
  Powerwave Technologies*                                   14,500             213
  Progress Software*                                         4,000             117
  Radiant Systems*                                           5,600              80
  Superior Essex*                                            6,100             160

                                                                    --------------
                                                                               992
----------------------------------------------------------------------------------
Materials - 5.1%
  Commercial Metals                                          2,200             100
  Olympic Steel*#                                            7,600             200

                                                                    --------------
                                                                               300
----------------------------------------------------------------------------------
Utilities - 1.8%
  Cleco                                                      4,800             108
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $5,534)                                                              5,759
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.1%
  Allegiant Money Market Fund, Class I+                     61,955              62
  (Cost $62)
----------------------------------------------------------------------------------

MUTUAL FUND - 1.0%
  iShares Russell 2000 Index Fund#                             800              58
  (Cost $53)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 100.1%
  (Cost $5,649)                                                              5,879
----------------------------------------------------------------------------------

                                                          Par
                                                        (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 20.7%
Repurchase Agreement - 20.7%
  Lehman Brothers
    4.633%, 03/01/06                                $        1,219           1,219
  (Cost $1,219)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 120.8%
  (Cost $6,868)**                                                            7,098
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (20.8)%                                       (1,224)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $        5,874
----------------------------------------------------------------------------------

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $6,868.

       Gross unrealized appreciation (000)                          $          431
       Gross unrealized depreciation (000)                                    (201)
                                                                    --------------
       Net unrealized appreciation (000)                            $          230
----------------------------------------------------------------------------------

+ See Note 3 in Notes to Schedules of Investments.
# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,165.

Cl - Class
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

                                                                              15

Allegiant Multi-Factor Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 98.4%
Consumer Discretionary - 10.2%
  Arbitron#                                                    600  $           24
  California Pizza Kitchen*                                  1,020              31
  Hibbett Sporting Goods*                                    1,140              37
  Insight Enterprises*                                       1,230              26
  K-Swiss, Cl A                                                790              23
  Oakley#                                                    3,810              58
  Pacific Sunwear of California*                             2,650              63
  Panera Bread*                                                930              66
  PetMed Express*                                            1,500              28
  Quiksilver*                                                4,970              72
  Steiner Leisure*                                           1,650              70
  Wolverine World Wide                                       3,680              81

                                                                    --------------
                                                                               579
----------------------------------------------------------------------------------
Consumer Staples - 0.8%
  USAna Health Sciences*#                                    1,100              47
----------------------------------------------------------------------------------
Energy - 5.8%
  Callon Petroleum*                                          2,380              42
  Frontier Oil                                               1,040              48
  Grey Wolf*                                                 9,490              66
  Holly                                                        500              30
  Lufkin Industries                                            500              26
  RPC                                                        2,200              46
  Stolt Offshore SA, ADR*                                    5,060              68

                                                                    --------------
                                                                               326
----------------------------------------------------------------------------------
Financials - 7.2%
  CB Richard Ellis Group*#                                     450              31
  Investment Technology Group*                               1,700              77
  Ohio Casualty                                                900              28
  Republic Bancorp                                           1,562              19
  SeaBright Insurance Holdings*                              1,700              28
  Selective Insurance Group#                                 1,100              60
  SVB Financial Group*                                       1,000              51
  Tower Group                                                4,100              74
  World Acceptance*                                          1,510              39

                                                                    --------------
                                                                               407
----------------------------------------------------------------------------------
Health Care - 20.3%
  American Retirement*                                       2,000              54
  Chemed                                                     1,600              89
  CNS                                                        1,700              35
  Digene*                                                    1,200              50
  Endo Pharmaceuticals Holdings*                             1,490              47
  Haemonetics*                                                 600              31
  HealthExtras*#                                             2,500              77
  Healthways*                                                  740              32
  Illumina*                                                  3,700              94
  Immucor*                                                   2,400              72
  Intuitive Surgical*                                          300              27
  IRIS International*#                                       1,300              30
  Kendle International*                                        500              16
  Kyphon*                                                    1,000              36
  Merit Medical Systems*                                     3,600              51
  Per-Se Technologies*                                       1,600              40
  Psychiatric Solutions*                                     1,740              58
  Spectranetics*                                             3,200              37
  STERIS                                                     1,940              48
  Techne*                                                    1,080              64
  Ventana Medical Systems*                                   1,380              50
  Ventiv Health*                                             3,400              95
  Viropharma*                                                  900              17

                                                                    --------------
                                                                             1,150
----------------------------------------------------------------------------------
Industrials - 15.6%
  Actuant                                                      500              28
  Administaff                                                1,560              74
  Advisory Board*                                              600              32
  DRS Technologies#                                          1,300              69
  Ennis                                                      1,900              37
  ESCO Technologies*                                           520              26
  Freightcar America                                           600              42
  GATX                                                         700              28
  Heartland Express                                          1,700              39
  IDEX                                                       1,110              52
  Joy Global                                                   785              41
  Kansas City Southern*#                                     2,290              53
  Labor Ready*#                                              3,490              86
  Lamson & Sessions*#                                        1,500              35
  Landstar System                                              870              41
  Regal-Beloit#                                              2,200              89
  Rollins                                                    2,900              56
  UAP Holding                                                1,200              26
  Waste Connections*#                                          760              28

                                                                    --------------
                                                                               882
----------------------------------------------------------------------------------
Information Technology - 29.2%
  ANSYS*                                                     1,430              68
  aQuantive*#                                                1,000              27
  Avocent*                                                   1,780              59
  Black Box                                                  1,400              67
  CACI International, Cl A*                                  1,150              69
  CalAmp*                                                    5,900              59
  Comtech Telecommunications*                                1,190              37
  Cybersource*                                               3,100              26
  Cypress Semiconductor*#                                    1,900              34
  Digital Insight*                                           1,600              53
  DSP Group*                                                 1,080              29
  eCollege.com*#                                             2,000              41
  Emulex*                                                    3,730              66
  Entegris*                                                  2,254              24
  F5 Networks*                                                 350              24
  Hyperion Solutions*                                          735              25
  Informatica*#                                              6,150              98
  Integrated Device Technology*                              5,652              84
  Internet Security Systems*                                 2,200              51
  Jack Henry & Associates                                    3,920              86
  Micrel*                                                    4,100              57
  Microsemi*#                                                1,400              43
  MPS Group*                                                 4,800              73
  MTS Systems                                                  670              26
  Multi-Fineline Electronix*                                   800              46
  Plexus*                                                    1,800              60
  Radiant Systems*                                           3,700              53
  Secure Computing*                                          4,600              56
  SI International*                                            800              26
  SonicWALL*                                                 6,800              46
  SRA International*                                         1,240              43
  Trident Microsystems Inc*#                                 1,200              34
  Websense*                                                    390              24
  WebSideStory*                                              2,300              36

                                                                    --------------
                                                                             1,650
----------------------------------------------------------------------------------

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Materials - 4.5%
  Airgas                                                     1,510  $           55
  Aleris International*                                        800              34
  Crown Holdings*                                            1,670              30
  Pioneer*                                                   1,000              30
  Silgan Holdings                                              760              30
  Steel Dynamics                                             1,600              74

                                                                    --------------
                                                                               253
----------------------------------------------------------------------------------
Telecommunication Services - 0.9%
  Ubiquitel*                                                 5,200              51
----------------------------------------------------------------------------------
Utilities - 3.9%
  Black Hills                                                1,300              45
  Cleco                                                      2,170              49
  NorthWestern                                               1,700              55
  Sierra Pacific Resources*                                  5,129              73

                                                                    --------------
                                                                               222
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $5,112)                                                              5,567
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.6%
  Allegiant Money Market Fund, Class I+                    89,991               90
  (Cost $90)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 100.0%
  (Cost $5,202)                                                              5,657
----------------------------------------------------------------------------------

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 16.8%
Repurchase Agreement - 16.8%
  Lehman Brothers
    4.633%, 03/01/06                                $          949  $          949
  (Cost $949)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 116.8%
  (Cost $6,151)**                                                            6,606
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (16.8)%                                         (951)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $        5,655
----------------------------------------------------------------------------------

*  Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $6,151.

       Gross unrealized appreciation (000)      $  617
       Gross unrealized depreciation (000)        (162)
                                                ------
       Net unrealized appreciation (000)        $  455
                                                ======

+ See Note 3 in Notes to Schedules of Investments.
# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $914.

ADR - American Depository Receipt
Cl - Class

See Notes to Schedules of Investments.

                                                                              17

Allegiant Multi-Factor Small Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 98.7%
Consumer Discretionary - 12.7%
  Asbury Automotive Group*                                  81,211  $        1,555
  Building Material Holding#                                44,100           2,968
  CEC Entertainment*                                        79,620           2,592
  Charming Shoppes*#                                       957,255          12,818
  Escala Group*#                                           110,273           2,740
  Group 1 Automotive*                                      332,100          12,713
  Jorgensen (Earle M.)*                                    706,500           9,891
  LKQ*                                                     113,100           2,491
  Matthews International#                                  128,760           4,782
  Oakley#                                                  685,700          10,436
  Oxford Industries#                                       173,980           7,965
  RC2*                                                     364,202          13,122
  Stage Stores                                             242,112           7,060
  Steiner Leisure*                                         147,640           6,294
  Tractor Supply*                                          135,460           8,558
  Wolverine World Wide                                     364,500           8,041

                                                                    --------------
                                                                           114,026
----------------------------------------------------------------------------------
Consumer Staples - 3.2%
  Inter Parfums#                                            30,861             540
  Nash Finch#                                              131,340           4,071
  Performance Food Group*#                                 499,700          14,676
  Seaboard#                                                  3,775           5,640
  Spectrum Brands*                                         213,000           4,062

                                                                    --------------
                                                                            28,989
----------------------------------------------------------------------------------
Energy - 6.8%
  BP Prudhoe Bay Royalty Trust#                             11,700             792
  Core Laboratories N.V.*                                  199,198           9,133
  Grey Wolf*#                                            1,632,100          11,327
  Oceaneering International*                                98,640           5,439
  OMI#                                                     325,561           5,697
  Permian Basin Royalty Trust#                              14,000             222
  Range Resources                                          200,875           4,807
  St. Mary Land & Exploration                              165,930           6,370
  Transmontaigne*                                          693,900           5,232
  World Fuel Services#                                     402,493          12,196

                                                                    --------------
                                                                            61,215
----------------------------------------------------------------------------------
Financials - 29.8%
  AmerUs Group#                                            174,527          10,515
  Ashford Hospitality Trust REIT                           900,131          11,243
  Aspen Insurance Holdings                                 360,450           8,366
  Asset Acceptance Capital*                                205,730           4,112
  BankAtlantic Bancorp, Cl A                               189,213           2,583
  BioMed Realty Trust REIT                                 262,854           7,276
  Bristol West Holdings#                                   351,530           6,517
  Central Pacific Financial                                  9,550             353
  City Holding                                              39,252           1,429
  Corporate Office Properties Trust REIT#                  305,748          12,695
  CVB Financial                                            149,653           2,501
  Digital Realty Trust REIT#                               502,039          13,861
  Endurance Specialty Holdings                              30,000             945
  First Indiana                                             25,779             711
  First Niagara Financial Group                            736,877          10,383
  First Potomac Realty Trust REIT                          203,055           6,018
  First Republic Bank                                      203,160           7,373
  Glacier Bancorp#                                         244,802           7,721
  Highland Hospitality REIT                                785,991           9,683
  HomeBanc REIT                                            338,500           2,945
  IBERIABANK                                               136,492           7,884
  Jefferies Group#                                         201,080          11,470
  Jones Lang LaSalle#                                      141,160           9,554
  MAF Bancorp#                                             153,848           6,594
  MarketAxess Holdings*#                                    95,500           1,256
  Nara Bancorp                                              50,100             875
  National Interstate                                       70,380           1,500
  Navigators Group*                                        219,940          10,315
  Nelnet, Cl A*                                            231,580           9,599
  NewAlliance Bancshares#                                  435,176           6,175
  Old National Bancorp#                                    133,300           2,833
  Platinum Underwriters Holdings                           217,510           6,660
  Republic Bancorp                                         424,400           5,148
  Scottish Annuity & Life Holdings#                        359,613           8,990
  South Financial Group#                                   309,643           8,147
  Sterling Bancshares                                      661,070          11,780
  Sterling Financial#                                      262,100           7,585
  Tower Group                                              250,179           4,526
  United America Indemnity*                                400,664           9,115
  United Bankshares                                        260,093           9,746

                                                                    --------------
                                                                           266,982
----------------------------------------------------------------------------------
Health Care - 9.0%
  American Medical Systems Holdings*                       741,100          16,060
  CNS                                                      272,690           5,669
  Encore Medical*#                                         725,979           4,327
  Haemonetics*                                             181,760           9,415
  HealthExtras*#                                           193,331           5,986
  ICU Medical*#                                            111,400           3,910
  Natus Medical*                                            88,744           1,771
  Owens & Minor                                            229,530           7,320
  Per-Se Technologies*#                                    543,300          13,724
  TLC Vision*#                                             681,293           4,026
  United Surgical Partners International*#                 225,100           7,912

                                                                    --------------
                                                                            80,120
----------------------------------------------------------------------------------
Industrials - 11.5%
  Accuride*                                                235,300           2,663
  Administaff                                              180,100           8,546
  Apogee Enterprises                                        59,686           1,032
  Bucyrus International#                                   121,733           7,667
  CLARCOR                                                   69,320           2,346
  DRS Technologies#                                        160,080           8,447
  Freightcar America                                        37,300           2,630
  Harsco                                                   115,830           9,241
  Heartland Express#                                       422,080           9,763
  Hughes Supply                                            142,310           6,582
  Knoll                                                    157,400           3,134
  Labor Ready*#                                            175,800           4,319
  Lincoln Electric Holdings                                123,520           5,702
  Manitowoc                                                105,789           8,153
  Nordson                                                   13,681             683
  Old Dominion Freight Line*                               139,257           3,671
  United Rentals*#                                         268,800           8,763
  Waste Connections*#                                      253,380           9,284

                                                                    --------------
                                                                           102,626
----------------------------------------------------------------------------------
Information Technology - 17.5%
  Avocent*                                                 293,360           9,801
  Bell Microproducts*#                                     567,877           3,413
  ChipMOS Technologies*#                                 1,214,926           8,565
  Diodes*                                                   76,346           2,884
  eCollege.com*#                                           287,362           5,928

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Information Technology - continued
  Internet Security Systems*                               627,900  $       14,636
  Interwoven*                                              179,200           1,559
  iPayment*                                                183,550           7,843
  MAXIMUS                                                   15,400             562
  Micrel*                                                  514,000           7,181
  MPS Group*                                             1,044,700          15,817
  Multi-Fineline Electronix*#                              180,955          10,304
  Parametric Technology*                                   548,295           8,345
  Perot Systems, Cl A*                                     200,300           3,027
  SI International*                                        275,956           8,985
  SonicWALL*                                               758,817           5,092
  Superior Essex*                                          233,789           6,118
  SupportSoft*                                             855,913           3,535
  Sybase*#                                                 220,570           4,705
  Symmetricom*                                             380,540           3,414
  Tech Data*                                               166,780           6,926
  TIBCO Software*                                          910,600           7,895
  TNS*                                                     266,420           4,289
  ValueClick*                                              309,700           5,423

                                                                    --------------
                                                                           156,247
----------------------------------------------------------------------------------
Materials - 6.3%
  Eagle Materials, Cl B                                    212,310          11,399
  Gerdau Ameristeel                                        411,600           3,309
  Headwaters*#                                             179,353           6,658
  Olympic Steel*#                                          265,399           6,996
  Ryerson#                                                 586,800          14,811
  Terra Industries*#                                     1,850,100          13,117

                                                                    --------------
                                                                            56,290
----------------------------------------------------------------------------------
Telecommunication Services - 0.7%
  Premiere Global Services*                                732,120           6,011
----------------------------------------------------------------------------------
Utilities - 1.2%
  New Jersey Resources                                     238,918          10,751
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $755,997)                                                          883,257
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.3%
  Allegiant Advantage Institutional Money Market
    Fund, Class I+                                      11,757,935          11,758
  (Cost $11,758)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 100.0%
  (Cost $767,755)                                                          895,015
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 26.1%
Master Notes - 6.1%
  Bank of America
    4.643%, 03/01/06                                $       25,000          25,000
  Bear Stearns
    4.713%, 03/01/06                                        15,000          15,000
  JP Morgan Chase
    4.643%, 03/15/06                                        15,000          15,000

                                                                    --------------
                                                                            55,000
----------------------------------------------------------------------------------

Medium Term Notes - 3.4%
  First Tennessee Bank
    4.580%, 03/21/06 (A)                                    15,000          15,000
  Morgan Stanley
    4.620%, 03/02/07 (A)                                     5,000           5,000
  Sigma Finance
    4.580%, 07/07/06 (A)                                     1,000           9,999

                                                                    --------------
                                                                            29,999
----------------------------------------------------------------------------------
Repurchase Agreements - 16.6%
  Bear Stearns
    4.623%, 03/01/06                                        85,000          85,000
    4.663%, 03/01/06                                        50,500          50,500
  Dresdner
    4.610%, 03/01/06                                        10,000          10,000
  Lehman Brothers
    4.633%, 03/01/06                                         3,152           3,152

                                                                    --------------
                                                                           148,652
----------------------------------------------------------------------------------
Total Short Term Investments Held as
Collateral
  for Loaned Securities
  (Cost $233,651)                                                          233,651
----------------------------------------------------------------------------------

TOTAL INVESTMENTS - 126.1%
  (Cost $1,001,406)**                                                    1,128,666
----------------------------------------------------------------------------------
Other Assets & Liabilities - (26.1)%                                      (233,608)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      895,058
----------------------------------------------------------------------------------

*  Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $1,001,896.

       Gross unrealized appreciation (000)                          $      143,317
       Gross unrealized depreciation (000)                                 (16,547)
                                                                    --------------
       Net unrealized appreciation (000)                            $      126,770
                                                                    --------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $223,273.
(A)  Variable Rate Security - the rate shown is the rate in effect on February
     28, 2006.

Cl - Class
REIT - Real Estate Investment Trust

Futures Contracts:
                                               Notional
                                   Number        Cost                      Unrealized
                                     of         Amount     Expiration     Appreciation
Description                      Contracts      (000)         Date           (000)
-----------------------------   -----------   ---------   ------------   -------------
Russell 2000(Reg. TM) Index         30        $  10,980      03/16/06    $         293

Cash in the amount of $405,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long
Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

                                                                              19

Allegiant S&P 500(Reg. TM) Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 97.8%
Consumer Discretionary - 10.5%
  Amazon.com*                                                9,478  $          355
  Apollo Group, Cl A*                                        4,503             222
  AutoNation*                                                5,621             118
  AutoZone*                                                  1,708             165
  Bed Bath & Beyond*                                         8,695             313
  Best Buy                                                  12,627             680
  Big Lots*                                                  3,509              45
  Black & Decker                                             2,422             207
  Brunswick                                                  2,981             117
  Carnival                                                  13,507             698
  CBS, Cl B                                                 23,973             586
  Centex                                                     3,944             267
  Circuit City Stores                                        4,844             116
  Clear Channel Communications                              16,889             478
  Coach*                                                    11,800             422
  Comcast, Cl A*                                            67,417           1,809
  Cooper Tire & Rubber                                       1,894              28
  D. R. Horton                                               8,447             288
  Dana#                                                      4,658               8
  Darden Restaurants                                         4,037             169
  Dillard's, Cl A                                            1,894              47
  Dollar General                                             9,813             171
  Dow Jones#                                                 1,801              73
  Eastman Kodak#                                             8,912             250
  eBay*                                                     35,463           1,421
  EW Scripps, Cl A                                           2,647             127
  Family Dollar Stores                                       4,813             124
  Federated Department Stores                                8,505             604
  Ford Motor#                                               57,561             459
  Fortune Brands                                             4,534             352
  Gannett                                                    7,422             461
  Gap                                                       17,794             330
  General Motors#                                           17,561             357
  Genuine Parts                                              5,372             239
  Goodyear Tire & Rubber*                                    5,465              78
  H&R Block                                                 10,154             226
  Harley-Davidson                                            8,509             447
  Harman International Industries                            2,018             223
  Harrah's Entertainment                                     5,683             409
  Hasbro                                                     5,527             112
  Hilton Hotels                                             10,185             246
  Home Depot                                                65,957           2,780
  International Game Technology                             10,434             373
  Interpublic Group*                                        13,353             138
  JC Penney                                                  7,227             424
  Johnson Controls                                           5,962             425
  Jones Apparel Group                                        3,583             104
  KB Home                                                    2,422             162
  Knight Ridder                                              2,143             129
  Kohl's*                                                   10,647             512
  Leggett & Platt                                            5,683             133
  Lennar, Cl A#                                              4,254             255
  Limited Brands                                            10,807             256
  Liz Claiborne#                                             3,287             118
  Lowe's                                                    24,253           1,654
  Marriott, Cl A                                             5,093             348
  Mattel                                                    12,514             211
  Maytag#                                                    2,484              43
  McDonald's                                                39,252           1,370
  McGraw-Hill                                               11,685             620
  Meredith                                                   1,273              70
  New York Times, Cl A#                                      4,503             127
  Newell Rubbermaid                                          8,586             214
  News                                                      75,866           1,235
  Nike, Cl B                                                 5,930             515
  Nordstrom                                                  6,770             257
  Office Depot*                                              9,564             341
  OfficeMax                                                  2,174              64
  Omnicom Group                                              5,594             447
  Pulte Homes                                                6,645             255
  RadioShack                                                 4,161              81
  Sears Holdings*                                            3,074             370
  Sherwin-Williams                                           3,478             158
  Snap-On Tools                                              1,770              69
  Stanley Works                                              2,236             112
  Staples                                                   22,700             557
  Starbucks*                                                24,022             873
  Starwood Hotels & Resorts                                  6,801             432
  Target                                                    27,463           1,494
  Tiffany                                                    4,436             165
  Time Warner                                              144,771           2,506
  TJX                                                       14,281             350
  Tribune                                                    8,105             248
  Univision Communications, Cl A*                            6,925             232
  VF                                                         2,733             150
  Viacom, Cl B*                                             23,973             958
  Walt Disney                                               59,716           1,671
  Wendy's                                                    3,602             209
  Whirlpool                                                  2,081             187
  Yum! Brands                                                8,788             419

                                                                    --------------
                                                                            38,668
----------------------------------------------------------------------------------
Consumer Staples - 9.2%
  Alberto-Culver, Cl B                                       2,344             107
  Albertsons                                                11,428             291
  Altria Group                                              64,653           4,648
  Anheuser-Busch                                            24,270           1,008
  Archer-Daniels-Midland                                    20,162             640
  Avon Products                                             14,222             410
  Brown-Forman, Cl B                                         2,577             181
  Campbell Soup                                              5,776             180
  Clorox                                                     4,658             284
  Coca-Cola                                                 64,249           2,697
  Coca-Cola Enterprises                                      9,409             185
  Colgate-Palmolive                                         16,086             876
  ConAgra Foods                                             16,086             338
  Constellation Brands, Cl A*                                6,086             160
  Costco Wholesale                                          14,693             754
  CVS                                                       25,277             716
  Estee Lauder, Cl A                                         3,726             139
  General Mills                                             11,087             546
  H.J. Heinz                                                10,372             393
  Hershey                                                    5,621             288
  Kellogg                                                    7,950             352
  Kimberly-Clark                                            14,502             858
  Kroger*                                                   22,396             449
  McCormick & Company                                        4,130             136
  Molson Coors Brewing                                       1,739             109
  Pepsi Bottling Group                                       4,254             125
  PepsiCo                                                   51,517           3,045
  Procter & Gamble                                         104,060           6,236
  Reynolds American                                          2,640             280
  Safeway#                                                  13,943             339
  Sara Lee                                                  23,626             418
  Supervalu                                                  4,223             133

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Consumer Staples - continued
  SYSCO                                                     19,253  $          579
  Tyson Foods, Cl A                                          7,794             105
  UST                                                        5,062             197
  Walgreen                                                  31,426           1,410
  Wal-Mart Stores                                           77,571           3,519
  Whole Foods Market                                         4,254             272
  Wm. Wrigley                                                5,524             351

                                                                    --------------
                                                                            33,754
----------------------------------------------------------------------------------
Energy - 9.3%
  Amerada Hess                                               2,484             344
  Anadarko Petroleum                                         7,360             730
  Apache                                                    10,217             684
  Baker Hughes                                              10,514             715
  BJ Services                                                9,999             313
  Burlington Resources                                      11,738           1,058
  Chevron                                                   69,684           3,936
  ConocoPhillips                                            43,071           2,626
  Devon Energy                                              13,792             809
  El Paso                                                   20,464             268
  EOG Resources                                              7,484             504
  ExxonMobil                                               193,214          11,471
  Halliburton                                               15,899           1,081
  Kerr-McGee                                                 3,594             351
  Kinder Morgan                                              3,261             302
  Marathon Oil                                              11,426             807
  Murphy Oil                                                 5,124             240
  Nabors Industries*                                         4,906             323
  National Oilwell Varco*                                    5,407             329
  Noble                                                      4,223             312
  Occidental Petroleum                                      13,353           1,222
  Rowan                                                      3,385             136
  Schlumberger                                              18,383           2,114
  Sunoco                                                     4,209             312
  TransOcean*                                               10,248             760
  Valero Energy                                             19,129           1,029
  Weatherford International*                                10,775             465
  Williams                                                  17,794             384
  XTO Enegy                                                 11,272             472

                                                                    --------------
                                                                            34,097
----------------------------------------------------------------------------------
Financials - 20.7%
  ACE                                                        9,999             557
  AFLAC                                                     15,584             721
  Allstate                                                  20,123           1,102
  Ambac Financial Group                                      3,265             245
  American Express                                          38,537           2,076
  American International Group                              80,583           5,348
  Ameriprise Financial                                       7,639             347
  AmSouth Bancorp                                           10,800             300
  AON                                                        9,937             394
  Apartment Investment & Management, Cl A
    REIT                                                     2,950             131
  Archstone-Smith Trust REIT                                 6,552             311
  Bank of America                                          144,212           6,612
  Bank of New York                                          23,911             819
  BB&T                                                      16,831             665
  Bear Stearns                                               3,713             499
  Capital One Financial                                      9,285             813
  Charles Schwab                                            32,226             522
  Chubb                                                      6,180             592
  Cincinnati Financial                                       5,403             240
  CIT Group                                                  6,180  $          332
  Citigroup                                                157,068           7,283
  Comerica                                                   5,124             294
  Compass Bancshares                                         3,852             194
  Countrywide Financial                                     18,539             639
  E*TRADE*                                                  12,701             325
  Equity Office Properties Trust REIT                       12,674             399
  Equity Residential REIT                                    8,884             402
  Fannie Mae                                                30,029           1,642
  Federated Investors, Cl B                                  2,608             101
  Fifth Third Bancorp                                       17,204             665
  First Horizon National                                     3,913             153
  Franklin Resources                                         4,609             473
  Freddie Mac                                               21,458           1,446
  Genworth Financial, Cl A                                  11,676             372
  Golden West Financial#                                     7,888             560
  Goldman Sachs                                             13,974           1,974
  Hartford Financial Services                                9,316             767
  Huntington Bancshares                                      7,080             170
  Janus Capital Group                                        6,676             146
  Jefferson-Pilot                                            4,161             251
  JP Morgan Chase                                          108,656           4,470
  KeyCorp                                                   12,552             468
  Lehman Brothers Holdings                                   8,291           1,210
  Lincoln National                                           5,372             305
  Loews                                                      4,171             385
  M&T Bank                                                   2,455             276
  Marsh & McLennan                                          17,005             526
  Marshall & Ilsley                                          6,490             286
  MBIA                                                       4,161             244
  Mellon Financial                                          13,026             470
  Merrill Lynch                                             28,507           2,201
  MetLife                                                   23,507           1,178
  MGIC Investment                                            2,795             178
  Moody's                                                    7,701             516
  Morgan Stanley                                            33,444           1,995
  National City#                                            17,110             595
  North Fork Bancorp                                        14,750             377
  Northern Trust                                             5,745             303
  Plum Creek Timber REIT                                     5,714             212
  PNC Financial Services Group                               9,068             638
  Principal Financial Group                                  8,705             424
  Progressive                                                6,163             662
  Prologis REIT#                                             7,546             396
  Prudential Financial                                      15,798           1,217
  Public Storage REIT                                        2,546             199
  Regions Financial                                         14,191             494
  Safeco                                                     3,820             197
  Simon Property Group REIT                                  5,776             479
  SLM                                                       12,949             731
  Sovereign Bancorp                                         11,086             231
  St. Paul Travelers                                        21,489             924
  State Street                                              10,160             635
  SunTrust Banks                                            11,210             811
  Synovus Financial                                          9,689             275
  T. Rowe Price Group                                        4,037             310
  Torchmark                                                  3,198             175
  U.S. Bancorp                                              56,393           1,743
  UnumProvident                                              9,206             191
  Vornado Realty Trust REIT                                  3,664             326
  Wachovia                                                  48,226           2,704
  Washington Mutual#                                        30,619           1,307
  Wells Fargo                                               51,921           3,333

                                                                              21

Allegiant S&P 500(Reg. TM) Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Financials - continued
  XL Capital, Cl A                                           5,403  $          365
  Zions Bancorp                                              3,230             267

                                                                    --------------
                                                                            76,111
----------------------------------------------------------------------------------
Health Care - 13.0%
  Abbott Laboratories                                       48,164           2,128
  Aetna                                                     17,765             906
  Allergan                                                   4,077             441
  AmerisourceBergen                                          6,442             296
  Amgen*                                                    38,320           2,893
  Applied Biosystems Group - Applera                         5,807             164
  Barr Pharmaceuticals*                                      3,245             218
  Bausch & Lomb                                              1,646             114
  Baxter International                                      20,479             775
  Becton Dickinson                                           7,836             500
  Biogen Idec*                                              10,527             497
  Biomet                                                     7,753             282
  Boston Scientific*                                        18,252             446
  Bristol-Myers Squibb                                      60,740           1,403
  C.R. Bard                                                  3,230             212
  Cardinal Health                                           13,385             972
  Caremark Rx*                                              13,988             696
  Chiron*                                                    3,385             155
  CIGNA                                                      3,883             477
  Coventry Health Care*                                      5,031             300
  Eli Lilly                                                 35,277           1,962
  Express Scripts*                                           4,503             393
  Fisher Scientific*                                         3,789             258
  Forest Laboratories*                                      10,465             480
  Genzyme*                                                   8,012             556
  Gilead Sciences*                                          14,191             884
  Guidant                                                   10,279             789
  HCA                                                       13,234             634
  Health Management Associates, Cl A                         7,681             164
  Hospira*                                                   4,969             197
  Humana*                                                    5,049             261
  IMS Health                                                 6,397             154
  Johnson & Johnson                                         92,353           5,324
  King Pharmaceuticals*                                      7,484             122
  Laboratory Corp. of America Holdings*                      4,099             238
  Manor Care                                                 2,453             101
  McKesson                                                   9,539             516
  Medco Health Solutions*                                    9,558             533
  Medimmune*                                                 7,639             279
  Medtronic                                                 37,543           2,026
  Merck                                                     67,883           2,366
  Millipore*                                                 1,615             112
  Mylan Laboratories                                         6,770             156
  Patterson*                                                 4,285             154
  PerkinElmer                                                4,037              96
  Pfizer                                                   228,894           5,995
  Quest Diagnostics                                          5,124             271
  Schering-Plough                                           45,866             849
  St. Jude Medical*                                         11,366             518
  Stryker                                                    9,037             418
  Tenet Healthcare*                                         14,612             115
  Thermo Electron*                                           5,031             174
  UnitedHealth Group                                        42,326           2,465
  Waters*                                                    3,416             146
  Watson Pharmaceuticals*                                    3,136              94
  WellPoint*                                                20,464           1,571
  Wyeth Pharmaceuticals                                     41,674           2,075
  Zimmer Holdings*                                           7,708  $          533

                                                                    --------------
                                                                            47,854
----------------------------------------------------------------------------------
Industrials - 11.0%
  3M                                                        23,569           1,734
  Allied Waste Industries*#                                  6,770              72
  American Power Conversion                                  5,310             108
  American Standard                                          5,652             224
  Avery Dennison                                             3,416             205
  Boeing                                                    25,060           1,822
  Burlington Northern Santa Fe                              11,583             911
  Caterpillar                                               21,116           1,543
  Cendant                                                   31,799             528
  Cintas                                                     4,254             175
  Cooper Industries, Cl A                                    2,826             237
  CSX                                                        6,739             373
  Cummins                                                    1,428             155
  Danaher                                                    7,354             445
  Deere                                                      7,484             571
  Dover                                                      6,273             301
  Eaton                                                      4,596             320
  Emerson Electric                                          12,732           1,042
  Equifax                                                    4,006             147
  FedEx                                                      9,462           1,015
  Fluor                                                      2,671             230
  General Dynamics                                           6,242             769
  General Electric                                         328,109          10,785
  Goodrich                                                   3,789             158
  Honeywell International                                   26,147           1,071
  Illinois Tool Works                                        6,335             544
  Ingersoll-Rand, Cl A                                      10,248             420
  ITT Industries                                             5,757             302
  L-3 Communications Holdings                                3,726             310
  Lockheed Martin                                           11,088             808
  Masco                                                     13,136             410
  Monster Worldwide*                                         3,820             187
  Navistar*                                                  1,894              56
  Norfolk Southern                                          12,608             645
  Northrop Grumman                                          11,056             709
  PACCAR                                                     5,209             364
  Pall                                                       3,851             113
  Parker Hannifin                                            3,695             289
  Pitney Bowes                                               7,080             303
  Raytheon                                                  13,850             601
  Robert Half#                                               5,297             190
  Rockwell Automation                                        5,559             379
  Rockwell Collins                                           5,341             284
  RR Donnelley & Sons                                        6,739             227
  Ryder System                                               1,987              88
  Southwest Airlines                                        21,603             362
  Textron                                                    4,099             361
  Tyco International                                        62,510           1,612
  Union Pacific                                              8,242             730
  United Parcel Service, Cl B                               34,252           2,559
  United Technologies                                       31,612           1,849
  W.W. Grainger                                              2,360             175
  Waste Management                                          17,215             573

                                                                    --------------
                                                                            40,391
----------------------------------------------------------------------------------
Information Technology - 14.7%
  ADC Telecommunications*                                    3,602              91
  Adobe Systems                                             18,633             720
  Advanced Micro Devices*                                   12,546             485

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Information Technology - continued
  Affiliated Computer Services, Cl A*#                       3,851  $          242
  Agilent Technologies*                                     12,763             460
  Altera*                                                   11,241             225
  Analog Devices#                                           11,366             434
  Andrew*                                                    5,031              68
  Apple Computer*                                           26,147           1,792
  Applied Materials                                         50,368             924
  Applied Micro Circuits*                                    9,254              33
  Autodesk                                                   7,142             269
  Automatic Data Processing                                 17,887             826
  Avaya*                                                    12,980             144
  BMC Software*                                              6,708             147
  Broadcom, Cl A*                                           13,474             608
  CA                                                        14,276             388
  Ciena*                                                    17,918              72
  Cisco Systems*                                           190,729           3,860
  Citrix Systems*                                            5,465             177
  Computer Sciences*                                         5,745             312
  Compuware*                                                12,018              99
  Comverse Technology*                                       6,273             181
  Convergys*                                                 4,316              75
  Corning*                                                  47,641           1,163
  Dell*                                                     73,068           2,119
  Electronic Arts*                                           9,270             482
  Electronic Data Systems                                   16,179             432
  EMC*                                                      74,217           1,041
  First Data                                                23,857           1,077
  Fiserv*                                                    5,714             237
  Freescale Semiconductor*                                  12,686             343
  Gateway*#                                                  8,198              19
  Hewlett-Packard                                           88,937           2,918
  Intel#                                                   187,220           3,857
  International Business Machines                           49,033           3,934
  Intuit*                                                    5,465             266
  Jabil Circuit*                                             5,372             203
  JDS Uniphase*                                             51,300             156
  KLA-Tencor                                                 6,118             320
  Lexmark International, Cl A*                               3,602             170
  Linear Technology                                          9,440             348
  LSI Logic*                                                12,142             118
  Lucent Technologies*                                     138,001             386
  Maxim Integrated Products                                 10,154             397
  Micron Technology*                                        19,297             299
  Microsoft                                                284,262           7,647
  Molex                                                      4,441             141
  Motorola                                                  77,323           1,655
  National Semiconductor                                    10,715             301
  NCR*                                                       5,683             228
  Network Appliance*                                        11,590             384
  Novell*                                                   11,831             113
  Novellus Systems*                                          4,130             110
  NVIDIA*                                                    5,310             250
  Oracle*                                                  116,760           1,450
  Parametric Technology*                                     3,379              52
  Paychex                                                   10,296             412
  PMC-Sierra*                                                5,683              58
  QLogic*                                                    2,484             102
  Qualcomm                                                  51,052           2,410
  Sabre Holdings, Cl A                                       4,068              98
  Sanmina*                                                  16,303              63
  Solectron*                                                28,352             102
  Sun Microsystems*#                                       106,016             442
  Symantec*                                                 33,775             571
  Symbol Technologies                                        7,763              90
  Tektronix                                                  2,577              79
  Tellabs*                                                  13,912             204
  Teradyne*                                                  6,086             102
  Texas Instruments                                         50,244           1,500
  Unisys*                                                   10,589              71
  VeriSign*                                                  7,950             188
  Xerox*                                                    29,811             444
  Xilinx                                                    10,807             295
  Yahoo!*                                                   39,189           1,256

                                                                    --------------
                                                                            53,735
----------------------------------------------------------------------------------
Materials - 2.9%
  Air Products & Chemicals                                   6,863             440
  Alcoa                                                     27,016             792
  Allegheny Technologies#                                    2,640             133
  Ashland                                                    2,205             144
  Ball                                                       3,230             138
  Bemis                                                      3,261              98
  Dow Chemical                                              29,966           1,289
  E.I. duPont de Nemours#                                   28,538           1,148
  Eastman Chemical                                           2,515             124
  Ecolab                                                     5,714             207
  Engelhard                                                  3,695             147
  Freeport-McMoRan Copper & Gold, Cl B                       5,714             289
  Hercules*                                                  3,478              41
  International Flavors & Fragrances                         2,484              86
  International Paper                                       15,216             499
  Louisiana-Pacific                                          3,261              93
  MeadWestvaco                                               5,621             156
  Monsanto                                                   8,328             699
  Newmont Mining                                            13,850             733
  Nucor                                                      4,813             414
  Pactiv*                                                    4,441             102
  Phelps Dodge                                               3,136             433
  PPG Industries                                             5,158             313
  Praxair                                                   10,048             542
  Rohm & Haas                                                4,472             223
  Sealed Air*                                                2,521             143
  Sigma-Aldrich                                              2,089             135
  Temple-Inland                                              3,478             148
  United States Steel#                                       3,509             191
  Vulcan Materials                                           3,136             248
  Weyerhaeuser                                               7,540             515

                                                                    --------------
                                                                            10,663
----------------------------------------------------------------------------------
Telecommunication Services - 3.2%
  Alltel                                                    11,862             749
  AT&T                                                     121,294           3,347
  BellSouth                                                 56,765           1,793
  CenturyTel                                                 4,037             145
  Citizens Communications                                   10,341             138
  Qwest Communications*                                     47,794             302
  Sprint Nextel                                             91,731           2,204
  Verizon Communications                                    90,738           3,058

                                                                    --------------
                                                                            11,736
----------------------------------------------------------------------------------
Utilities - 3.3%
  AES*                                                      20,278             351
  Allegheny Energy*                                          5,031             180
  Ameren                                                     6,313             320

                                                                              23

Allegiant S&P 500(Reg. TM) Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Utilities - continued
  American Electric Power                                   12,263  $          448
  CenterPoint Energy#                                        9,627             125
  Cinergy                                                    6,180             272
  CMS Energy*                                                6,832              96
  Consolidated Edison                                        7,577             348
  Constellation Energy Group                                 5,527             325
  Dominion Resources                                        10,775             809
  DTE Energy                                                 5,496             238
  Duke Energy#                                              28,786             817
  Dynegy, Cl A*                                              9,347              51
  Edison                                                    10,092             448
  Entergy                                                    6,428             466
  Exelon                                                    20,713           1,183
  FirstEnergy                                               10,246             523
  FPL Group                                                 12,235             513
  KeySpan                                                    5,403             220
  Nicor#                                                     1,366              59
  NiSource                                                   8,447             173
  Peoples Energy                                             1,180              43
  PG&E                                                      10,651             405
  Pinnacle West Capital                                      3,074             126
  PPL                                                       11,800             375
  Progress Energy#                                           7,794             346
  Progress Energy CVO* (A) (B)                               2,575               0
  Public Service Enterprise Group                            7,786             540
  Sempra Energy                                              7,981             382
  Southern                                                  23,011             783
  TECO Energy                                                6,459             110
  TXU                                                       14,968             784
  Xcel Energy                                               12,483             232

                                                                    --------------
                                                                            12,091
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $286,175)                                                          359,100
----------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY - 1.0%
  S&P Depository Receipt, Trust Series 1                    29,320           3,759
  (Cost $3,541)
----------------------------------------------------------------------------------
RIGHTS - 0.0%
Information Technology - 0.0%
  Seagate* (A) (B)                                           5,934               -
  (Cost $-)
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.0%
  Allegiant Advantage Institutional Money Market
    Fund, Class I+                                      3,731,825           3,732
  (Cost $3,732)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 99.8%
  (Cost $293,448)                                                          366,591
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 2.7%
Medium Term Note - 0.7%
  Sigma Finance
    4.580%, 07/07/06                                $        2,500           2,500
----------------------------------------------------------------------------------

Repurchase Agreements - 2.0%
  Dresdner
    4.610%, 03/01/06                                       5,000             5,000
  Lehman Brothers
    4.633%, 03/01/06                                       2,172             2,172

                                                                    --------------
                                                                             7,172
----------------------------------------------------------------------------------
Total Short Term Investments Held
as Collateral
  for Loaned Securities
  (Cost $9,672)                                                              9,672
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.5%
  (Cost $303,120)**                                                        376,263
----------------------------------------------------------------------------------
Other Assets & Liabilities - (2.5)%                                         (9,050)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                             $    367,213
----------------------------------------------------------------------------------

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $309,261.

       Gross unrealized appreciation (000)                          $       90,240
       Gross unrealized depreciation (000)                                 (23,238)
                                                                    --------------
       Net unrealized appreciation (000)                            $       67,002
                                                                    --------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $9,339.
(A)  Illiquid Security
(B)  Security fair valued using methods determined in good faith by the
     Valuation Committee of the Board of Trustees.

Cl   - Class
REIT - Real Estate Investment Trust

Futures Contracts:
                                      Notional
                          Number        Cost                      Unrealized
                            of         Amount     Expiration     Depreciation
Description             Contracts      (000)         Date           (000)
--------------------   -----------   ---------   ------------   -------------
S&P 500(Reg. TM)
  Composite Index          13        $   4,168      03/16/06    $         (34)

Cash in the amount of $204,750 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long
Positions).
Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

                                                  Allegiant Small Cap Core Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 96.8%
Consumer Discretionary - 15.4%
  Aaron Rents#                                             110,000  $        2,882
  Bluegreen*                                               119,000           1,888
  Dixie Group*                                              52,100             853
  Genesco*                                                  88,000           3,573
  Jos A Bank Clothiers*                                     29,250           1,305
  Movado Group                                             102,000           2,224
  Penn National Gaming*                                    177,900           6,169
  Select Comfort*#                                          37,000           1,352
  Steiner Leisure*                                          83,300           3,551
  Strayer Education                                         63,250           6,093
  Thor Industries                                           55,500           2,620

                                                                    --------------
                                                                            32,510
----------------------------------------------------------------------------------
Consumer Staples - 1.5%
  Elizabeth Arden*                                         132,000           3,221
----------------------------------------------------------------------------------
Energy - 6.8%
  Alliance Resource Partners LP                             50,300           1,857
  Encore Acquisition*                                      108,450           3,323
  Energy Partners*                                         136,000           3,127
  Oil States International*#                                84,000           2,900
  OMI#                                                     172,700           3,022

                                                                    --------------
                                                                            14,229
----------------------------------------------------------------------------------
Financials - 17.6%
  Affiliated Managers Group*#                               45,000           4,429
  AmerUs Group#                                             46,900           2,826
  Astoria Financial#                                       131,900           3,782
  Eaton Vance                                              102,500           2,888
  IndyMac Bancorp#                                          42,000           1,630
  Philadelphia Consolidated Holding*                        40,500           4,333
  Safety Insurance Group                                    85,860           3,712
  Southwest Bancorp                                        108,500           2,375
  United Fire & Casualty#                                   95,800           3,429
  Westamerica Bancorp#                                      65,500           3,553
  Wilshire Bancorp#                                        222,800           4,289

                                                                    --------------
                                                                            37,246
----------------------------------------------------------------------------------
Health Care - 10.9%
  Amedisys*#                                                47,000           1,513
  Biosite*#                                                 79,500           4,299
  Cerner*#                                                  57,100           2,377
  Intermagnetics General*#                                 189,000           5,560
  Mentor                                                    33,200           1,429
  Pharmaceutical Product Development                       113,400           7,892

                                                                    --------------
                                                                            23,070
----------------------------------------------------------------------------------
Industrials - 21.9%
  Aviall*#                                                 133,400           5,089
  Esterline Technologies*#                                 124,800           5,197
  FirstService*                                            125,100           3,153
  Greenbrier                                                81,500           3,079
  Marten Transport*                                        178,250           4,169
  Old Dominion Freight Line*#                               95,200           2,509
  Oshkosh Truck, Cl B                                      121,500           6,893
  Portfolio Recovery Associates*#                          154,400           7,552
  Simpson Manufacturing#                                    83,400           3,260
  Universal Forest Products#                                87,500           5,410

                                                                    --------------
                                                                            46,311
----------------------------------------------------------------------------------
Information Technology - 20.7%
  Aeroflex*                                                135,780           1,765
  ANSYS*                                                   169,700           8,047
  CalAmp*                                                  200,000           2,010
  Digital River*                                            91,500           3,444
  Diodes*                                                   82,010           3,098
  j2 Global Communications*#                                42,000           1,831
  Kronos*                                                  107,300           4,400
  Progress Software*                                       107,000           3,125
  Rofin-Sinar Technologies*                                 92,500           4,873
  Sigmatel*#                                               271,200           2,916
  Trimble Navigation*                                      199,200           8,149

                                                                    --------------
                                                                            43,658
----------------------------------------------------------------------------------
Materials - 2.0%
  Century Aluminum*#                                        65,400           2,327
  Scotts Miracle-Gro                                        40,000           1,916

                                                                    --------------
                                                                             4,243
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $164,705)                                                          204,488
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 4.8%
  Allegiant Money Market Fund, Class I+                 10,155,021          10,155
  (Cost $10,155)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 101.6%
  (Cost $174,860)                                                          214,643
----------------------------------------------------------------------------------

                                                          Par
                                                         (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 31.5%
Master Notes - 7.1%
  Bank of America
    4.643%, 03/01/06                                $        5,000           5,000
  Bear Stearns
    4.713%, 03/01/06                                         5,000           5,000
  JP Morgan Chase
    4.643%, 03/15/06                                         5,000           5,000

                                                                    --------------
                                                                            15,000
----------------------------------------------------------------------------------
Medium Term Notes - 3.5%
  First Tennessee Bank
    4.580%, 03/21/06 (A)                                     2,500           2,500
  Sigma Finance
    4.580%, 07/07/06 (A)                                     5,000           5,000

                                                                    --------------
                                                                             7,500
----------------------------------------------------------------------------------
Repurchase Agreements - 20.9%
  Bear Stearns
    4.663%, 03/01/06                                        10,000          10,000
    4.623%, 03/01/06                                        25,000          25,000
  Dresdner
    4.610%, 03/01/06                                         5,000           5,000

                                                                              25

Allegiant Small Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES - continued
Repurchase Agreements - continued
  Lehman Brothers
    4.633%, 03/01/06                                $        4,146  $        4,146

                                                                    --------------
                                                                            44,146
----------------------------------------------------------------------------------
Total Short Term Investments Held as Collateral
  for Loaned Securities
  (Cost $66,646)                                                            66,646
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 133.1%
  (Cost $241,506)**                                                        281,289
----------------------------------------------------------------------------------
Other Assets & Liabilities - (33.1)%                                       (69,974)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      211,315
----------------------------------------------------------------------------------

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $241,522.

       Gross unrealized appreciation (000)                          $       43,067
       Gross unrealized depreciation (000)                                  (3,300)
                                                                    --------------
       Net unrealized appreciation (000)                            $       39,767
----------------------------------------------------------------------------------

+ See Note 3 in Notes to Schedules of Investments.
# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $64,549.
(A) Variable Rate Security -  the rate shown is the rate in effect on February
    28, 2006.

Cl - Class

Futures Contracts:
                                                                    Notional
                                                        Number        Cost
                                                          of         Amount
Description                                           Contracts      (000)
--------------------------------------------------  --------------  --------------
Russell 2000(Reg. TM) Index                              18         $        6,588

                                                                      Unrealized
                                                      Expiration     Appreciation
                                                         Date           (000)
                                                    --------------  -------------
                                                      03/16/06      $          229

Cash in the amount of $243,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long
Positions).
Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

                                                Allegiant Small Cap Growth Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - 98.5%
Consumer Discretionary - 10.2%
  Arbitron                                                   4,760  $          187
  California Pizza Kitchen*                                  7,660             230
  Hibbett Sporting Goods*                                    8,590             276
  Insight Enterprises*                                       9,270             200
  K-Swiss, Cl A                                              5,970             174
  Oakley#                                                   28,300             431
  Pacific Sunwear of California*                            19,970             475
  Panera Bread*#                                             6,710             475
  PetMed Express*                                           11,800             220
  Quiksilver*                                               36,820             534
  Steiner Leisure*                                          12,600             537
  Wolverine World Wide                                      27,730             612

                                                                    --------------
                                                                             4,351
----------------------------------------------------------------------------------
Consumer Staples - 0.8%
  USAna Health Sciences*#                                    8,300             358
----------------------------------------------------------------------------------
Energy - 5.8%
  Callon Petroleum*                                         17,880             316
  Frontier Oil                                               7,790             361
  Grey Wolf*#                                               73,330             509
  Holly                                                      3,700             221
  Lufkin Industries                                          4,100             212
  RPC                                                       16,900             358
  Stolt Offshore SA, ADR*                                   38,400             517

                                                                    --------------
                                                                             2,494
----------------------------------------------------------------------------------
Financials - 7.1%
  CB Richard Ellis Group*#                                   3,130             215
  Investment Technology Group*                              12,400             564
  Ohio Casualty                                              7,200             220
  Republic Bancorp                                          11,602             141
  SeaBright Insurance Holdings*                             12,800             213
  Selective Insurance Group#                                 8,260             448
  SVB Financial Group*                                       7,500             382
  Tower Group                                               31,500             570
  World Acceptance*                                         11,300             291

                                                                    --------------
                                                                             3,044
----------------------------------------------------------------------------------
Health Care - 20.5%
  American Retirement*                                      15,630             421
  Chemed                                                    12,400             687
  CNS                                                       12,700             264
  Digene*                                                    9,300             386
  Endo Pharmaceuticals Holdings*                            10,860             342
  Haemonetics*                                               4,490             233
  HealthExtras*#                                            19,400             601
  Healthways*                                                5,400             235
  Illumina*                                                 28,600             727
  Immucor*                                                  18,050             538
  Intuitive Surgical*                                        2,550             230
  IRIS International*#                                      10,000             227
  Kendle International*                                      4,200             133
  Kyphon*                                                    7,500             268
  Merit Medical Systems*                                    26,700             380
  Per-Se Technologies*                                      12,300             311
  Psychiatric Solutions*                                    13,280             439
  Spectranetics*                                            23,900             274
  STERIS                                                    14,770             366
  Techne*                                                    8,210             488
  Ventana Medical Systems*#                                 10,570             383
  Ventiv Health*                                            26,300             733
  Viropharma*                                                6,400             124

                                                                    --------------
                                                                             8,790
----------------------------------------------------------------------------------
Industrials - 15.6%
  Actuant                                                    3,640             201
  Administaff                                               12,010             570
  Advisory Board*                                            4,300             232
  DRS Technologies                                          10,110             534
  Ennis                                                     14,200             280
  ESCO Technologies*                                         3,920             199
  Freightcar America                                         4,900             345
  GATX                                                       5,600             222
  Heartland Express#                                        12,760             295
  IDEX                                                       8,320             393
  Joy Global                                                 6,200             320
  Kansas City Southern*#                                    16,990             394
  Labor Ready*#                                             26,020             639
  Lamson & Sessions*#                                       11,800             279
  Landstar System                                            6,170             287
  Regal-Beloit#                                             17,100             688
  Rollins                                                   22,000             426
  UAP Holding                                                8,900             194
  Waste Connections*#                                        5,680             208

                                                                    --------------
                                                                             6,706
----------------------------------------------------------------------------------
Information Technology - 29.2%
  ANSYS*                                                    10,780             511
  aQuantive*#                                                7,690             205
  Avocent*                                                  13,410             448
  Black Box                                                 10,600             506
  CACI International, Cl A*                                  8,660             522
  CalAmp*                                                   45,400             456
  Comtech Telecommunications*                                8,775             275
  Cybersource*                                              24,600             206
  Cypress Semiconductor*#                                   14,800             263
  Digital Insight*                                          12,100             400
  DSP Group*                                                 8,100             218
  eCollege.com*#                                            15,300             316
  Emulex*                                                   28,140             501
  Entegris*                                                 17,627             184
  F5 Networks*                                               2,500             170
  Hyperion Solutions*                                        5,355             180
  Informatica*#                                             46,140             739
  Integrated Device Technology*                             42,920             637
  Internet Security Systems*                                16,700             389
  Jack Henry & Associates                                   29,200             643
  Micrel*                                                   30,600             428
  Microsemi*#                                               10,600             326
  MPS Group*                                                37,000             560
  MTS Systems                                                5,020             198
  Multi-Fineline Electronix*                                 6,500             370
  Plexus*                                                   13,800             463
  Radiant Systems*                                          27,900             398
  Secure Computing*                                         35,400             428
  SI International*                                          6,200             202
  SonicWALL*                                                52,400             352
  SRA International*                                         9,320             322
  Trident Microsystems Inc*                                  9,100             254
  Websense*                                                  2,910             180
  WebSideStory*                                             17,100             268

                                                                    --------------
                                                                            12,518
----------------------------------------------------------------------------------

                                                                              27

Allegiant Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
COMMON STOCKS - continued
Materials - 4.5%
  Airgas                                                    11,300  $          411
  Aleris International*                                      6,000             257
  Crown Holdings*                                           12,610             231
  Pioneer*                                                   7,800             235
  Silgan Holdings                                            5,740             226
  Steel Dynamics                                            12,200             561

                                                                    --------------
                                                                             1,921
----------------------------------------------------------------------------------
Telecommunication Services - 0.9%
  Ubiquitel*                                                39,100             382
----------------------------------------------------------------------------------
Utilities - 3.9%
  Black Hills                                                9,800             339
  Cleco                                                     15,620             351
  NorthWestern                                              13,100             425
  Sierra Pacific Resources*                                 39,203             558

                                                                    --------------
                                                                             1,673
----------------------------------------------------------------------------------
Total Common Stocks
  (Cost $35,509)                                                            42,237
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.7%
  Allegiant Money Market Fund, Class I+                    715,807             716
  (Cost $716)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 100.2%
  (Cost $36,225)                                                            42,953
----------------------------------------------------------------------------------

SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 17.4%
Repurchase Agreement - 17.4%
  Lehman Brothers
    4.633%, 03/01/06                                $        7,468           7,468
  (Cost $7,468)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 117.6%
  (Cost $43,693)**                                                          50,421
----------------------------------------------------------------------------------
Other Assets & Liabilities - (17.6)%                                        (7,560)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $       42,861
----------------------------------------------------------------------------------

*  Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $43,807.

       Gross unrealized appreciation (000)                          $        7,387
       Gross unrealized depreciation (000)                                    (773)
                                                                    --------------
       Net unrealized appreciation (000)                            $        6,614
----------------------------------------------------------------------------------

+ See Note 3 in Notes to Schedules of Investments.
# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $7,135.

ADR - American Depository Receipt
Cl - Class

See Notes to Schedules of Investments.

Allegiant Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
AFFILIATED EQUITY FUNDS - 79.6%
  Allegiant International Equity Fund, Class I              78,182  $        1,064
  Allegiant Large Cap Growth Fund, Class I                 181,347           3,656
  Allegiant Large Cap Value Fund, Class I                  197,203           3,670

                                                                    --------------
Total Affiliated Equity Funds
  (Cost $7,734)                                                              8,390
----------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND - 17.2%
  Allegiant Bond Fund, Class I                             181,230           1,805
  (Cost $1,847)
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.6%
  Allegiant Money Market Fund, Class I+                     65,865              66
  (Cost $66)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.4%
  (Cost $9,647)**                                                            10,261
----------------------------------------------------------------------------------
Other Assets & Liabilities - 2.6%                                              279
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $       10,540
----------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is (000) $9,650.

       Gross unrealized appreciation (000)                          $          653
       Gross unrealized depreciation (000)                                     (42)
                                                                    --------------
       Net unrealized appreciation (000)                            $          611
----------------------------------------------------------------------------------

+ See Note 3 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

                                                                              29

Allegiant Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
U.S. COMMON STOCKS - 56.1%
Consumer Discretionary - 8.7%
  CBS, Cl B                                                 28,780  $          704
  Clear Channel Communications                              15,066             426
  Coach*                                                    23,700             846
  Comcast, Cl A*#                                           29,739             798
  Dow Jones#                                                19,480             792
  eBay*                                                     24,180             969
  Gannett                                                    9,190             571
  Getty Images*#                                            10,600             859
  Johnson Controls                                          17,000           1,211
  Lowe's                                                    14,280             974
  Nike, Cl B                                                 9,600             833
  Office Depot*                                             32,609           1,163
  Starbucks*                                                28,240           1,026
  Starwood Hotels & Resorts                                 14,500             921
  Time Warner                                               60,240           1,043

                                                                    --------------
                                                                            13,136
----------------------------------------------------------------------------------
Consumer Staples - 4.2%
  Bunge                                                     14,200             805
  Coca-Cola                                                 16,510             693
  Colgate-Palmolive                                         15,270             832
  Constellation Brands, Cl A*                               29,586             779
  Dean Foods*                                               19,576             734
  General Mills                                              9,647             475
  Kraft Foods#                                              24,335             732
  PepsiCo                                                   15,730             930
  UST#                                                       9,100             354

                                                                    --------------
                                                                             6,334
----------------------------------------------------------------------------------
Energy - 4.9%
  Canadian Natural Resources#                               18,975           1,035
  Chesapeake Energy                                         14,300             425
  Chevron                                                   15,350             867
  ExxonMobil                                                32,360           1,921
  Halliburton#                                              13,462             916
  TransOcean*                                               15,060           1,117
  Weatherford International*                                24,400           1,052

                                                                    --------------
                                                                             7,333
----------------------------------------------------------------------------------
Financials - 11.5%
  American International Group                              37,546           2,492
  AON                                                       29,538           1,170
  Bank of America                                           22,820           1,046
  Chubb                                                      4,950             474
  Citigroup                                                 59,920           2,778
  Everest Re Group                                           3,770             373
  Fannie Mae                                                 7,610             416
  Goldman Sachs                                             12,100           1,710
  JP Morgan Chase                                           35,970           1,480
  Merrill Lynch                                             12,460             962
  Morgan Stanley                                            23,770           1,418
  Prudential Financial#                                      6,110             471
  St. Paul Travelers                                         9,883             425
  U.S. Bancorp                                              23,200             717
  Wachovia                                                  13,040             731
  Wells Fargo                                                9,675             621

                                                                    --------------
                                                                            17,284
----------------------------------------------------------------------------------
Health Care - 6.9%
  Abbott Laboratories                                       20,240             894
  Amgen*                                                    15,090           1,139
  Baxter International                                       5,010             190
  Bristol-Myers Squibb                                       9,650             223
  Cephalon*#                                                10,900             866
  Fisher Scientific*                                        10,900             743
  Genentech*                                                 8,550             733
  Johnson & Johnson                                         17,830           1,028
  Medtronic                                                 14,930             805
  Merck                                                     17,850             622
  Pfizer                                                    53,100           1,391
  Schering-Plough                                           10,700             198
  UnitedHealth Group                                        10,900             635
  Wyeth Pharmaceuticals                                      5,238             261
  Zimmer Holdings*                                           9,500             657

                                                                    --------------
                                                                            10,385
----------------------------------------------------------------------------------
Industrials - 5.3%
  3M                                                        16,390           1,206
  Burlington Northern Santa Fe                               4,722             371
  Danaher#                                                  16,000             969
  General Dynamics                                           2,800             345
  General Electric                                          23,129             760
  Illinois Tool Works                                       11,600             996
  Lockheed Martin                                            2,050             150
  Northrop Grumman                                           3,762             241
  Rockwell Automation                                        8,700             593
  Union Pacific                                              6,950             616
  United Parcel Service, Cl B                                5,900             441
  United Technologies                                       23,400           1,369

                                                                    --------------
                                                                             8,057
----------------------------------------------------------------------------------
Information Technology - 9.4%
  Amdocs*                                                   14,690             487
  Apple Computer*                                            8,000             548
  Applied Materials                                         14,400             264
  Cisco Systems*                                            51,810           1,049
  Electronic Arts*                                          11,800             613
  EMC*                                                      68,500             960
  First Data                                                14,910             673
  Google, Cl A*                                              2,100             762
  Lexmark International, Cl A*                               7,400             348
  Linear Technology                                         20,630             760
  Microchip Technology                                      22,800             803
  Micron Technology*                                        26,820             416
  Microsoft                                                106,640           2,869
  Motorola                                                  56,060           1,200
  Sun Microsystems*#                                       138,200             576
  Xilinx                                                    30,700             837
  Yahoo!*                                                   32,720           1,049

                                                                    --------------
                                                                            14,214
----------------------------------------------------------------------------------
Materials - 2.0%
  E.I. duPont de Nemours#                                   13,210             531
  Ecolab                                                    21,490             778
  Freeport-McMoRan Copper & Gold, Cl B                       6,651             337
  Praxair                                                   13,242             715
  Smurfit-Stone Container*                                  44,200             580

                                                                    --------------
                                                                             2,941
----------------------------------------------------------------------------------
Telecommunication Services - 1.7%
  AT&T                                                      25,780             711
  BellSouth                                                 13,390             423
  NII Holdings*                                             13,580             696

                                                        Number          Value
                                                      of Shares         (000)
                                                    --------------  --------------
U.S. COMMON STOCKS - continued
Telecommunication Services - continued
  Verizon Communications                                    22,830        $    769

                                                                    --------------
                                                                             2,599
----------------------------------------------------------------------------------
Utilities - 1.5%
  DPL#                                                      18,100             487
  Exelon                                                    11,400             651
  Mirant*                                                   14,120             347
  TXU                                                       14,887             780

                                                                    --------------
                                                                             2,265
----------------------------------------------------------------------------------
Total U.S. Common Stocks
  (Cost $68,310)                                                            84,548
----------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 6.6%
Australia - 0.2%
  BHP Billiton, ADR (Materials)                              4,500             163
  Cochlear (Health Care)                                     1,350              49
  James Hardie Industries NV (Materials)                     6,350              42
  Woolworths (Consumer Staples)                              3,400              46

                                                                    --------------
                                                                               300
----------------------------------------------------------------------------------
Austria - 0.0%
  Telekom Austria (Telecommunication Services)               1,600              37
----------------------------------------------------------------------------------
Belgium - 0.1%
  Fortis (Financials)                                        1,800              64
  KBC Groep NV (Financials)                                    550              58

                                                                    --------------
                                                                               122
----------------------------------------------------------------------------------
Brazil - 0.1%
  Companhia Vale do Rio Doce, ADR (Materials)                1,100              51
  Gol Linhas Aereas Inteligentes SA, ADR
    (Industrials)*#                                          1,600              53
  Petroleo Brasileiro SA - Petrobras, ADR (Energy)             550              48

                                                                    --------------
                                                                               152
----------------------------------------------------------------------------------
Canada - 0.0%
  Trican Well Service (Energy)*                                800              34
----------------------------------------------------------------------------------
Denmark - 0.0%
  Vestas Wind Systems A/S (Industrials)*#                    1,900              40
----------------------------------------------------------------------------------
Egypt - 0.0%
  Vodafone Egypt Telecommunications SAE
    (Telecommunication Services)                             3,000              53
----------------------------------------------------------------------------------
France - 0.1%
  Air Liquide (Materials)*                                     200              40
  Neopost (Information Technology)                             550              55
  Sanofi-Aventis, ADR (Health Care)                          2,350             100

                                                                    --------------
                                                                               195
----------------------------------------------------------------------------------
Germany - 0.8%
  Adidas-Salomon (Consumer Discretionary)#                     330              65
  Bijou Brigitte AG (Consumer Discretionary)                   350              93
  Commerzbank (Financials)                                   2,100              76
  Rational (Consumer Discretionary)                            310              45
  SAP, ADR (Information Technology)                         16,500             843

                                                                    --------------
                                                                             1,122
----------------------------------------------------------------------------------
Greece - 0.1%
  IRF European Finance Investments (Financials)*            32,267             173
----------------------------------------------------------------------------------
Hong Kong - 0.2%
  China Merchants Holdings International
    (Industrials)                                           15,850              45
  Espirit Holdings (Consumer Discretionary)                  7,000              54
  FUJI Food and Catering Services Holdings
    (Consumer Discretionary)                                24,300              50
  Li & Fung (Consumer Discretionary)                        27,000              54
  Zijin Mining Group, Cl H (Materials)                     124,000              73

                                                                    --------------
                                                                               276
----------------------------------------------------------------------------------
India - 0.1%
  Bajaj Hindusthan (Industrials)*                            3,600              31
  Bharti Tele-Ventures (Telecommunication
    Services)*                                               7,700              63

                                                                    --------------
                                                                                94
----------------------------------------------------------------------------------
Ireland - 0.1%
  FBD Holdings PLC (Financials)                              1,150              56
  Kingspan Group PLC (Industrials)                           3,400              49

                                                                    --------------
                                                                               105
----------------------------------------------------------------------------------
Israel - 0.0%
  Nice Systems, ADR (Information Technology)*                1,000              52
----------------------------------------------------------------------------------
Italy - 0.0%
  Banca Italease (Financials)*                               1,800              68
----------------------------------------------------------------------------------
Japan - 1.3%
  Aeon (Consumer Staples)                                    2,600              62
  Amano (Industrials)                                        3,000              54
  ARRK (Industrials)                                           400              29
  Denso (Consumer Discretionary)                             1,500              55
  Honeys (Consumer Discretionary)#                             750              35
  Hoya (Information Technology)#                             1,350              53
  KK DaVinci Advisors (Financials)*#                            25              35
  MISUMI Group (Industrials)                                 1,200              48
  Mitsubishi UFJ Financial Group, ADR
     (Financials)                                           13,100             195
  Neomax (Industrials)                                       2,000              59
  Nitto Denko (Materials)                                    1,030              88
  ORIX (Financials)                                            250              66
  Secom (Industrials)                                        1,150              57
  Shiseido (Consumer Staples)                                2,150              38
  Sony, ADR (Consumer Discretionary)                        10,300             483
  Sparx Asset Management (Financials)#                          29              65
  Sumitomo Realty & Development (Financials)                 3,900              91
  Takeda Pharmaceutical (Health Care)                        1,250              70
  Teijin (Materials)                                         5,300              36
  Tokuyama (Materials)                                       5,000              74
  Tokyu Land (Financials)                                    7,700              67
  Toray Industries (Materials)                               4,500              35
  Toyota Motor, ADR (Consumer Discretionary)                   325              35
  Trancom (Industrials)                                      1,600              39
  Yamada Denki (Consumer Discretionary)                        460              49

                                                                    --------------
                                                                             1,918
----------------------------------------------------------------------------------
Malaysia - 0.0%
  Resorts World BHD (Consumer Discretionary)                11,300              40
----------------------------------------------------------------------------------
Mexico - 0.1%
  America Movil SA de CV, ADR
    (Telecommunication Services)                             3,300             114

                                                                              31

Allegiant Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                         Number          Value
                                                       of Shares        (000)
                                                      ------------  --------------
FOREIGN COMMON STOCKS - continued
Mexico - continued
  Grupo Televisa SA, ADR (Consumer
    Discretionary)                                             800  $           63

                                                                    --------------
                                                                               177
----------------------------------------------------------------------------------
Netherlands - 0.3%
  Fugro NV (Energy)                                          1,000              37
  TomTom (Information Technology)*#                          1,250              38
  Unilever, ADR (Consumer Staples)                           5,210             363

                                                                    --------------
                                                                               438
----------------------------------------------------------------------------------
Norway - 0.1%
  Orkla (Consumer Staples)                                   1,150              50
  SeaDrill (Energy)*                                         5,650              59
  Statoil ASA, ADR (Energy)#                                 3,650              93

                                                                    --------------
                                                                               202
----------------------------------------------------------------------------------
Singapore - 0.3%
  Keppel (Industrials)                                       8,500              73
  OSIM International (Consumer Discretionary)               40,000              45
  Raffles Education (Consumer Discretionary)                69,000              85
  Singapore Exchange (Financials)                           40,000              94
  STATS ChipPAC, ADR (Information
    Technology)*#                                           12,250              86

                                                                    --------------
                                                                               383
----------------------------------------------------------------------------------
South Africa - 0.1%
  Aspen Pharmacare Holdings (Health Care)                   10,800              70
  Sasol, ADR (Energy)#                                       1,470              50

                                                                    --------------
                                                                               120
----------------------------------------------------------------------------------
South Korea - 0.1%
  Kookmin Bank, ADR (Financials)                             1,150              87
----------------------------------------------------------------------------------
Spain - 0.1%
  Inditex SA (Consumer Discretionary)                        1,550              56
  Red Electrica de Espana (Utilities)                        2,300              77

                                                                    --------------
                                                                               133
----------------------------------------------------------------------------------
Sweden - 0.1%
  Modern Times Group, Cl B (Consumer
    Discretionary)*                                          1,850              85
  Telefonaktiebolaget LM Ericsson, ADR
    (Information Technology)                                 1,520              52

                                                                    --------------
                                                                               137
----------------------------------------------------------------------------------
Switzerland - 0.4%
  ABB, ADR (Industrials)*                                    5,760              70
  Actelion (Health Care)*#                                     350              30
  Logitech International SA, ADR (Information
    Technology)*#                                            1,100              45
  Nestle (Consumer Staples)                                    450             132
  Nobel Biocare Holding (Health Care)                          180              40
  Novartis, ADR (Health Care)#                               1,500              80
  Roche Holdings (Health Care)#                              1,200             177
  SGS SA (Industrials)#                                         30              28

                                                                    --------------
                                                                               602
----------------------------------------------------------------------------------
United Kingdom - 1.9%
  Amvescap PLC, ADR (Financials)#                           26,200             499
  AstraZeneca PLC, ADR (Health Care)                         1,600              74
  BAE Systems, ADR (Industrials)                             2,400              71
  BG Group (Energy)                                          6,450              76
  BP PLC, ADR (Energy)                                       6,960             462
  GlaxoSmithKline PLC, ADR (Health Care)                    21,060           1,070
  ICAP PLC (Financials)                                      5,950              46
  Imperial Tobacco Group PLC (Consumer Staples)              1,700              51
  Man Group PLC (Financials)                                 1,900              77
  Michael Page International PLC (Industrials)               9,450              52
  Pennon Group PLC (Utilities)                               1,636              40
  Reckitt Benckiser PLC (Consumer Staples)                   2,050              73
  Rio Tinto PLC, ADR (Materials)                               300              57
  SABMiller (Consumer Staples)                               3,250              65
  Scottish & Southern Energy (Utilities)                     3,100              62
  Standard Chartered PLC (Financials)                        3,000              78
  Tesco PLC (Consumer Staples)                               5,400              32

                                                                    --------------
                                                                             2,885
----------------------------------------------------------------------------------
Total Foreign Common Stocks
  (Cost $8,188)
----------------------------------------------------------------------------------
                                                                             9,945
                                                                    --------------
MUTUAL FUND - 4.4%
  iShares MSCI EAFE Value Index*                           110,450           6,594
  (Cost $5,937)
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    --------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS - 14.5%
Federal National Mortgage Association - 14.0%
Federal National Mortgage Association
    7.000%, 06/01/31                                $           20              21
    7.000%, 01/01/33                                            97             100
    7.000%, 10/01/33                                            24              25
    6.500%, 04/01/26                                           255             263
    6.500%, 07/01/32                                           308             316
    6.500%, 09/01/32                                           263             270
    6.500%, 07/01/34                                           610             625
    6.500%, 03/01/36 (TBA)                                      25              26
    6.000%, 09/01/32                                            60              61
    6.000%, 03/01/36 (TBA)                                   3,730           3,765
    5.500%, 02/01/32                                           237             235
    5.500%, 07/01/33                                            27              27
    5.500%, 12/01/33                                         1,093           1,085
    5.500%, 05/01/35                                           242             240
    5.500%, 12/01/35                                            74              74
    5.500%, 03/01/36 (TBA)                                   7,670           7,600
    5.470%, 01/01/36 (A)                                     1,079           1,080
    5.000%, 06/01/20                                           783             773
    5.000%, 07/01/20                                           231             228
    5.000%, 09/01/33                                            59              58
    5.000%, 10/01/33                                           122             119
    5.000%, 11/01/33                                           603             589
    5.000%, 08/01/35                                            58              56
    5.000%, 10/01/35                                           597             580
    5.000%, 11/01/35                                         1,880           1,827
    5.000%, 12/01/35                                           498             484
    4.500%, 09/01/35                                           642             605

                                                                    --------------
                                                                            21,132
----------------------------------------------------------------------------------

                                                        Par             Value
                                                        (000)           (000)
                                                    --------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS - continued
Government National Mortgage Association - 0.5%
Government National Mortgage Association
    7.500%, 11/15/29                                $            2  $            2
    6.500%, 09/15/28                                            25              26
    6.500%, 07/15/32                                            52              54
    6.500%, 10/15/33                                            25              26
    6.000%, 08/15/32                                            29              30
    6.000%, 02/15/33                                           136             139
    6.000%, 11/15/33                                            50              51
    6.000%, 06/15/35                                           321             328

                                                                    --------------
                                                                               656
----------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $21,889)                                                            21,788
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.7%
U.S. Treasury Bonds - 0.7%
    6.250%, 08/15/23#                                          830             981
    5.375%, 02/15/31#                                           25              28

                                                                    --------------
                                                                             1,009
----------------------------------------------------------------------------------
U.S. Treasury Notes - 5.0%
    6.500%, 02/15/10#                                        1,370           1,461
    4.750%, 05/15/14#                                           30              30
    4.500%, 11/15/10#                                        1,440           1,433
    3.625%, 06/30/07#                                        2,050           2,022
    3.500%, 11/15/06#                                          235             233
    3.250%, 08/15/08#                                          130             126
    1.500%, 03/31/06#                                        2,295           2,290

                                                                    --------------
                                                                             7,595
----------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $8,614)                                                              8,604
                                                                    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
Federal Home Loan Bank - 3.5%
  Federal Home Loan Bank
    4.360%, 03/13/06 (DN)+#                                  5,300           5,292
----------------------------------------------------------------------------------
Federal National Mortgage Association - 0.0%
  Federal National Mortgage Association
    4.340%, 03/13/06 (DN)+#                                     25              25
----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $5,317)                                                              5,317
----------------------------------------------------------------------------------
CORPORATE BONDS - 4.8%
Cable - 0.1%
  Comcast
    5.850%, 11/15/15                                           100             101
  Cox Communications
    4.625%, 06/01/13                                           100              93

                                                                    --------------
                                                                               194
----------------------------------------------------------------------------------
Consumer Non-Cyclical - 0.1%
  Kroger
    6.800%, 04/01/11                                           110             115
----------------------------------------------------------------------------------
Consumer Services - 0.2%
  Harrah's Operating
    5.625%, 06/01/15                                           100              98
  News America
    6.400%, 12/15/35 (B)                                       150             151

                                                                    --------------
                                                                               249
----------------------------------------------------------------------------------
Energy - 0.2%
  Kinder Morgan
    6.500%, 09/01/12                                           190             200
  Xcel Energy
    7.000%, 12/01/10                                           185             197

                                                                    --------------
                                                                               397
----------------------------------------------------------------------------------
Financials - 2.7%
  American General Finance
    3.875%, 10/01/09                                           275             263
  Assurant
    6.750%, 02/15/34                                           120             131
  BAE Systems Holdings
    4.750%, 08/15/10                                           125             122
  Bank of America
    7.800%, 09/15/16                                           200             237
  Citigroup
    7.250%, 10/01/10                                           560             606
  General Electric Capital
    5.450%, 01/15/13                                           200             203
  Goldman Sachs
    5.350%, 01/15/16                                           175             174
  HSBC Finance
    6.750%, 05/15/11                                           320             340
    6.375%, 10/15/11                                           120             126
  International Lease Finance
    3.500%, 04/01/09                                           175             166
  JPMorgan Chase
    5.125%, 09/15/14                                           250             245
  KeyBank
    5.800%, 07/01/14                                           100             103
  Lehman Brothers Holdings
    4.500%, 07/26/10                                           275             268
  Morgan Stanley Dean Witter
    5.300%, 03/01/13                                           260             258
  Protective Life Secured Trust
    4.850%, 08/16/10                                           150             149
  Residential Capital
    6.375%, 06/30/10                                           130             131
  W.R. Berkley
    6.150%, 08/15/19                                           100              99
  Wachovia Capital Trust III
    5.800%, 08/29/49 (A)                                       125             124
  Wells Fargo
    4.950%, 10/16/13                                           300             294

                                                                    --------------
                                                                             4,039
----------------------------------------------------------------------------------
Healthcare - 0.2%
  Teva Pharmaceutical Finance
    6.150%, 02/01/36                                           100             101
  WellPoint
    5.250%, 01/15/16                                           150             148

                                                                    --------------
                                                                               249
----------------------------------------------------------------------------------
Real Estate - 0.1%
  Colonial Realty
    5.500%, 10/01/15                                           200             195
----------------------------------------------------------------------------------

                                                                              33

Allegiant Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
CORPORATE BONDS - continued
Sovereign Agency - 0.7%
  Aid-Israel
    5.500%, 04/26/24                                $          945  $        1,015
----------------------------------------------------------------------------------
Telecommunications - 0.3%
  GTE
    6.940%, 04/15/28                                           350             373
  Telecom Italia Capital SA
    5.250%, 11/15/13                                           110             106
    5.250%, 10/01/15                                            45              43

                                                                    --------------
                                                                               522
----------------------------------------------------------------------------------
Utilities - 0.2%
  AEP Texas Central
    6.650%, 02/15/33                                            90              99
  Dominion Resources
    6.750%, 12/15/32                                           190             205

                                                                    --------------
                                                                               304
----------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $7,408)                                                              7,279
----------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 3.2%
Automotive - 0.7%
  Ford Credit Automotive Owner Trust,
    Series 2003-B, Cl A4
    2.410%, 08/15/07                                           600             596
  Honda Auto Receivables Owner Trust,
    Series 2005-4, Cl A3
    4.460%, 05/21/09                                           500             495

                                                                    --------------
                                                                             1,091
----------------------------------------------------------------------------------
Credit Cards - 1.5%
  American Express Credit Account Master Trust,
    Series 2001-7, Cl A
    4.690%, 02/16/09 (A)                                       500             501
  Bank One Issuance Trust, Series 2004-A4, Cl A4
    4.610%, 02/16/10 (A)                                       800             801
  Chase Credit Card Master Trust,
    Series 2004-1, Cl A
    4.600%, 05/15/09 (A)                                       870             870

                                                                    --------------
                                                                             2,172
----------------------------------------------------------------------------------
Mortgage Related - 0.4%
  Chase Funding Mortgage Loan, Series 2003-6,
    Cl 1A4
    4.499%, 08/25/30                                           570             555
----------------------------------------------------------------------------------
Other - 0.2%
  Morgan Stanley ABS Capital I, Series 2004-NC6,
    Cl A4
    4.881%, 07/25/34 (A)                                       333             334
----------------------------------------------------------------------------------
Utilities - 0.4%
  PSE&G Transition Funding LLC, Series 2001-1,
    Cl A8
    6.890%, 12/15/17                                           565             637
----------------------------------------------------------------------------------
Total Asset Backed Securities
  (Cost $4,740)                                                              4,789
----------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
  Bear Stearns Commercial Mortgage Securities,
    Series 2005-PWR9, Cl A4A
    4.871%, 09/11/42                                           600             582
  Citigroup/Deutsche Bank Commercial Mortgage
    Trust, Series 2005-CD1, Cl A4
    5.225%, 07/15/44 (A)                                       875             876
  CS First Boston Mortgage Securities Corp,
    Series 2005-C6, Cl A4
    5.230%, 12/15/40 (A)                                       730             726
  Freddie Mac, Series 2773, Cl CD
    4.500%, 04/15/24                                           700             653

----------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
  (Cost $2,831)
----------------------------------------------------------------------------------
                                                                             2,837
                                                                    --------------
COMMERCIAL PAPER+ - 2.3%
  Cancara Asset Securitization
    4.510%, 03/13/06                                           700             699
  DaimlerChrysler Revolving Auto Conduit
    4.510%, 03/09/06                                           700             700
  Govco
    4.510%, 03/13/06                                           700             699
  Solitaire Funding
    4.520%, 03/13/06                                           700             699
  Three Pillars Funding
    4.520%, 03/10/06                                           700             699

----------------------------------------------------------------------------------
Total Commercial Paper
  (Cost $3,496)
----------------------------------------------------------------------------------
                                                                             3,496
                                                                    --------------
                                                         Number
                                                      of Shares
                                                    --------------
AFFILIATED MONEY MARKET FUND - 4.1%
  Allegiant Advantage Institutional Money Market
    Fund, Class I++                                      6,253,436           6,253
  (Cost $6,253)
                                                    --------------  --------------
Total Investments Before Collateral
  for Loaned Securities - 107.1%
  (Cost $142,983)                                          161,450
----------------------------------------------------------------------------------

                                                          Par
                                                         (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR LOANED SECURITIES - 14.6%
Master Note - 1.7%
  Bank of America
    4.643%, 03/01/06                                $        2,500           2,500
----------------------------------------------------------------------------------
Medium Term Notes - 3.6%
  First Tennessee Bank
    4.580%, 03/21/06 (A)                                     2,500           2,500
  Sigma Finance
    4.580%, 07/07/06 (A)                                     3,000           3,000

                                                                    --------------
                                                                             5,500
----------------------------------------------------------------------------------

                                                         Par           Value
                                                        (000)          (000)
                                                    ------------   ---------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES - continued
Repurchase Agreements - 9.3%
  Bear Stearns
    4.663%, 03/01/06                                $      4,000    $        4,000
  Lehman Brothers
    4.633%, 03/01/06                                      10,031            10,031

----------------------------------------------------------------------------------
                                                                            14,031
----------------------------------------------------------------------------------
Total Short Term Investments Held as Collateral
  for Loaned Securities
  (Cost $22,031)                                                            22,031
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 121.7%
  (Cost $165,014)**                                                        183,481
----------------------------------------------------------------------------------

Other Assets & Liabilities - (21.7)%                                       (32,696)
----------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                           $      150,785
                                                                    --------------

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $165,757.

       Gross unrealized appreciation (000)      $ 18,927
       Gross unrealized depreciation (000)        (1,203)
                                                --------
       Net unrealized appreciation (000)        $ 17,724
                                                --------

+    The rate shown is the effective yield at purchase date.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $21,410.
++   See Note 3 in Notes to Schedules of Investments.
(A)  Variable Rate Security - the rate shown is the rate in effect on February
     28, 2006.
(B)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR - American Depository Receipt
Cl - Class
DN - Discount Note
LLC - Limited Liability Company
PLC - Public Liability Company
TBA - To Be Announced

Futures Contracts:
                                                                      Notional
                                                         Number         Cost
                                                           of          Amount
Description                                            Contracts       (000)
--------------------------------------------------------------------------------
TOPIX Index                                                      1  $        143

                                                                     Unrealized
                                                      Expiration    Depreciation
                                                         Date          (000)
                                                  ------------------------------
                                                    03/10/06        $        (4)

Cash in the amount of $2,892 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long
Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

                                                                              35

Allegiant Conservative Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                           Number       Value
                                                        of Shares      (000)
                                                       -----------  --------------
AFFILIATED EQUITY FUNDS - 39.7%
  Allegiant International Equity Fund, Class I              43,693  $          595
  Allegiant Large Cap Growth Fund, Class I                  83,681           1,687
  Allegiant Large Cap Value Fund, Class I                   90,893           1,691

                                                                    --------------
Total Affiliated Equity Funds
  (Cost $3,634)                                                              3,973
----------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND - 57.1%
  Allegiant Intermediate Bond Fund, Class I                544,275           5,721
  (Cost $5,830)
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.3%
  Allegiant Money Market Fund, Class I\+                   130,107             130
  (Cost $130)
----------------------------------------------------------------------------------

TOTAL INVESTMENTS - 98.1%
  (Cost $9,594)**                                                            9,824
----------------------------------------------------------------------------------

Other Assets & Liabilities - 1.9%                                              187
----------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                           $       10,011
----------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is (000) $9,621.

       Gross unrealized appreciation (000)      $  312
       Gross unrealized depreciation (000)        (109)
                                                ------
       Net unrealized appreciation (000)        $  203
                                                ------

+ See Note 3 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Allegiant Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS - 45.0%
Federal Home Loan Mortgage Corporation - 0.4%
    9.500%, 10/01/20                                $          187  $          205
    9.000%, 05/01/20                                            56              56
    8.500%, 05/01/06                                             1               1
    8.500%, 09/01/16                                             3               3
    8.000%, 07/01/25                                           150             160
    7.500%, 07/01/10                                             2               2
    7.500%, 11/01/10                                             9              10
    7.500%, 05/01/11                                           101             105
    7.000%, 11/01/10                                           177             182
    7.000%, 11/01/28                                           832             862
    6.500%, 10/01/07                                            13              13
    6.500%, 09/01/08                                            42              43
    6.500%, 11/01/10                                            40              40

                                                                    --------------
                                                                             1,682
----------------------------------------------------------------------------------
Federal National Mortgage Association - 43.6%
    9.500%, 05/01/18                                            25              27
    9.000%, 07/01/09                                             3               3
    9.000%, 11/01/24                                           207             227
    8.500%, 11/01/09                                             5               5
    7.000%, 01/01/33                                         1,037           1,074
    7.000%, 10/01/33                                           324             335
    6.500%, 12/01/08                                            62              63
    6.500%, 07/01/32                                         3,449           3,539
    6.500%, 09/01/32                                         3,164           3,247
    6.500%, 01/01/36                                         4,275           4,380
    6.500%, 03/01/36 (TBA)                                   1,745           1,787
    6.000%, 07/01/28                                             2               2
    6.000%, 01/01/34                                           300             303
    6.000%, 11/01/35                                           384             387
    6.000%, 03/01/36 (TBA)                                  27,670          27,929
    5.870%, 01/01/09                                         5,043           5,088
    5.500%, 12/01/33                                        11,013          10,938
    5.500%, 05/01/35                                         2,217           2,198
    5.500%, 03/01/36 (TBA)                                  56,400          55,889
    5.470%, 01/01/36 (A)                                     9,490           9,503
    5.000%, 06/01/20                                         7,509           7,415
    5.000%, 10/01/35                                        12,159          11,820
    5.000%, 11/01/35                                        13,632          13,251
    5.000%, 12/01/35                                         3,304           3,212
    4.500%, 09/01/35                                         4,443           4,186

                                                                    --------------
                                                                           166,808
----------------------------------------------------------------------------------
Government National Mortgage Association - 1.0%
    8.500%, 09/15/21                                             3               3
    8.500%, 11/15/21                                            42              46
    8.500%, 07/15/22                                            23              26
    8.500%, 08/15/22                                             9              10
    8.250%, 04/20/17                                             4               4
    8.000%, 03/15/08                                            10              10
    8.000%, 01/15/30                                           303             324
    7.500%, 12/15/29                                            54              57
    6.500%, 06/15/32                                           410             428
    6.500%, 10/15/33                                           418             437
    6.000%, 08/15/32                                           200             204
    6.000%, 02/15/33                                         1,681           1,718
    6.000%, 11/15/33                                           339             346
    6.000%, 11/15/34                                            27              28

                                                                    --------------
                                                                             3,641
----------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $172,696)
                                                                    --------------
                                                                           172,131
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 27.0%
U.S. Treasury Bonds - 2.9%
    6.250%, 08/15/23#                                        6,065           7,173
    6.250%, 05/15/30                                           175             216
    5.375%, 02/15/31#                                        3,270           3,641

                                                                    --------------
                                                                            11,030
----------------------------------------------------------------------------------
U.S. Treasury Notes - 24.1%
    6.500%, 10/15/06#                                        7,000           7,075
    6.500%, 02/15/10#                                        2,870           3,061
    4.750%, 05/15/14#                                        7,680           7,752
    4.500%, 11/15/10#                                       23,130          23,016
    3.625%, 06/30/07#                                        3,935           3,881
    3.500%, 11/15/06#                                        8,530           8,459
    3.250%, 08/15/08#                                       11,150          10,791
    1.500%, 03/31/06#                                       28,160          28,099

                                                                    --------------
                                                                            92,134
----------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $103,587)
----------------------------------------------------------------------------------
                                                                           103,164

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.5%
Federal Home Loan Bank - 6.6%
    6.500%, 08/15/07#                                        2,245           2,294
    4.360%, 03/13/06 (DN)+#                                 20,000          19,971
    3.875%, 06/08/07                                         3,010           2,972

                                                                    --------------
                                                                            25,237
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation - 4.8%
    4.390%, 03/07/06 (DN)+#                                 18,250          18,237
----------------------------------------------------------------------------------
Federal National Mortgage Association - 1.1%
    6.625%, 11/15/30                                         2,015           2,498
    4.340%, 03/13/06 (DN)+#                                  1,745           1,742

                                                                    --------------
                                                                             4,240
----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $47,819)
----------------------------------------------------------------------------------
                                                                            47,714

CORPORATE BONDS - 14.2%
Cable - 0.5%
  Comcast
    5.850%, 11/15/15                                           750             754
  Comcast Cable Communications
    6.750%, 01/30/11                                           200             210
  Cox Communications
    4.625%, 06/01/13                                         1,000             930

                                                                    --------------
                                                                             1,894
----------------------------------------------------------------------------------
Consumer Non-Cyclical - 0.2%
  Kroger
    6.800%, 04/01/11                                           850             892
----------------------------------------------------------------------------------
Consumer Services - 0.5%
  Harrah's Operating
    5.625%, 06/01/15                                           900             881

                                                          Par          Value
                                                        (000)         (000)
                                                    --------------  --------------
CORPORATE BONDS - continued
Consumer Services - continued
  News America
    6.400%, 12/15/35 (B)                            $        1,100  $        1,110

                                                                    --------------
                                                                             1,991
----------------------------------------------------------------------------------
Energy - 0.8%
  Kinder Morgan
    6.500%, 09/01/12                                         1,375           1,448
  Xcel Energy
    7.000%, 12/01/10                                         1,562           1,665

                                                                    --------------
                                                                             3,113
----------------------------------------------------------------------------------
Financials - 7.3%
  American General Finance
    3.875%, 10/01/09                                         1,195           1,141
  Assurant
    6.750%, 02/15/34                                         1,000           1,093
  BAE Systems Holdings
    4.750%, 08/15/10 (B)                                       875             853
  Bank of America
    7.800%, 09/15/16                                         1,250           1,483
  Citigroup
    7.250%, 10/01/10                                         3,200           3,460
  General Electric Capital, Cl A
    6.000%, 06/15/12                                         2,630           2,743
  Goldman Sachs
    5.350%, 01/15/16                                         1,255           1,244
  HSBC Finance
    6.750%, 05/15/11                                         1,375           1,463
    6.375%, 10/15/11                                         1,250           1,310
  Inter-American Development Bank
    7.375%, 01/15/10                                         1,200           1,309
  International Lease Finance
    3.500%, 04/01/09                                         1,470           1,393
  JPMorgan Chase
    5.125%, 09/15/14                                         2,000           1,959
  KeyBank
    5.800%, 07/01/14                                           985           1,014
  Morgan Stanley Dean Witter
    5.300%, 03/01/13                                         2,000           1,988
  Protective Life Secured Trust
    4.850%, 08/16/10                                         1,000             991
  Residential Capital
    6.375%, 06/30/10                                         1,100           1,112
  W.R. Berkley
    6.150%, 08/15/19                                         1,085           1,079
  Wachovia Capital Trust III
    5.800%, 08/29/49 (A)                                     1,000             995
  Wells Fargo
    4.950%, 10/16/13                                         1,135           1,114

                                                                    --------------
                                                                            27,744
----------------------------------------------------------------------------------
Healthcare - 0.5%
  Teva Pharmaceutical Finance
    6.150%, 02/01/36                                           785             791
  WellPoint
    5.250%, 01/15/16                                         1,000             988

                                                                    --------------
                                                                             1,779
----------------------------------------------------------------------------------
Real Estate - 0.4%
  Colonial Realty
    5.500%, 10/01/15                                         1,450           1,410
----------------------------------------------------------------------------------
Sovereign Agency - 2.2%
  Aid-Israel
    5.500%, 04/26/24                                         7,775           8,349
----------------------------------------------------------------------------------
Telecommunications - 1.0%
  GTE
    6.940%, 04/15/28                                         2,560           2,728
  Telecom Italia Capital SA
    5.250%, 11/15/13                                         1,000             967
    5.250%, 10/01/15                                           225             215

                                                                    --------------
                                                                             3,910
----------------------------------------------------------------------------------
Utilities - 0.8%
  AEP Texas Central
    6.650%, 02/15/33                                         1,235           1,354
  Dominion Resources
    6.750%, 12/15/32                                         1,500           1,621

                                                                    --------------
                                                                             2,975
----------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $54,683)                                                            54,057
----------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 8.5%
Automotive - 1.0%
  Honda Auto Receivables Owner Trust,
    Series 2005-4, Cl A3
    4.460%, 05/21/09                                         3,875           3,841
----------------------------------------------------------------------------------
Credit Cards - 4.0%
  American Express Credit Account Master Trust,
    Series 2001-7, Cl A
    4.690%, 02/16/09 (A)                                     3,500           3,504
  Bank One Issuance Trust, Series 2004-A4, Cl A4
    4.610%, 02/16/10 (A)                                     6,700           6,707
  Chase Credit Card Master Trust,
    Series 2004-1, Cl A
    4.600%, 05/15/09 (A)                                     5,000           5,003

                                                                    --------------
                                                                            15,214
----------------------------------------------------------------------------------
Mortgage Related - 1.1%
  Bear Stearns, Series 1999-2, Cl AF2
    7.910%, 10/25/29 (C)                                       437             449
  Chase Funding Mortgage Loan, Series 2003-6,
    Cl 1A4
    4.499%, 08/25/30                                         4,000           3,894

                                                                    --------------
                                                                             4,343
----------------------------------------------------------------------------------
Other - 0.8%
  Morgan Stanley ABS Capital I, Series 2004-NC6,
    Cl A4
    4.881%, 07/25/34 (A)                                     3,142           3,145
----------------------------------------------------------------------------------
Utilities - 1.6%
  Export Funding Trust, Series 1995-A, Cl A
    8.210%, 12/29/06                                           385             390
  PSE&G Transition Funding LLC, Series 2001-1,
    Cl A8
    6.890%, 12/15/17                                         5,050           5,698

                                                                    --------------
                                                                             6,088
----------------------------------------------------------------------------------
Total Asset Backed Securities
  (Cost $32,128)
----------------------------------------------------------------------------------
                                                                            32,631

                                                                              38

Allegiant Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                           Par           Value
                                                          (000)          (000)
                                                    --------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%
  Bear Stearns Commercial Mortgage Securities,
    Series 2005-PWR9, Cl A4A
    4.871%, 09/11/42                                $        4,800  $        4,653
  Citigroup/Deutsche Bank Commercial Mortgage
    Trust, Series 2005-CD1, Cl A4
    5.225%, 07/15/44 (A)                                     6,600           6,609
  CS First Boston Mortgage Securities Corp,
    Series 2005-C6, Cl A4
    5.230%, 12/15/40 (A)                                     5,650           5,620
  Freddie Mac, Series 2773, Cl CD
    4.500%, 04/15/24                                         6,000           5,601
                                                    --------------  --------------

Total Collateralized Mortgage Obligations
  (Cost $22,433)                                                            22,483
----------------------------------------------------------------------------------
COMMERCIAL PAPER\+ - 7.1%
  Cancara Asset Securitization
    4.510%, 03/13/06                                         5,250           5,242
  DaimlerChrysler Revolving Auto Conduit
    4.510%, 03/09/06                                         7,000           6,993
  Solitaire Funding
    4.520%, 03/13/06                                         7,000           6,989
  Three Pillars Funding
    4.520%, 03/10/06                                         7,800           7,791
  Yorktown Capital LLC
    4.530%, 03/10/06                                           250             250
                                                                    --------------

Total Commercial Paper
  (Cost $27,265)                                                            27,265
----------------------------------------------------------------------------------

                                                          Number
                                                       of Shares
                                                       -----------
AFFILIATED MONEY MARKET FUND - 1.8%
  Allegiant Advantage Institutional Money Market
    Fund, Class I++                                      6,990,032           6,990
  (Cost $6,990)
                                                                    --------------
Total Investments Before Collateral
  for Loaned Securities - 122.0%
  (Cost $467,601)                                                          466,435
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                       -----------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 34.5%
Master Notes - 9.2%
  Bank of America
    4.643%, 03/01/06                                   $    10,000          10,000
  Bear Stearns
    4.713%, 03/01/06                                        10,000          10,000
  JP Morgan Chase
    4.643%, 03/15/06                                        15,000          15,000

                                                                    --------------
                                                                            35,000
----------------------------------------------------------------------------------
Medium Term Notes - 5.2%
  First Tennessee Bank
    4.580%, 03/21/06 (A)                                    10,000          10,000

  Sigma Finance
    4.580%, 07/07/06 (A)                                    10,000           9,999

                                                                    --------------
                                                                            19,999
----------------------------------------------------------------------------------
Repurchase Agreements - 20.1%
  Bear Stearns
    4.663%, 03/01/06                                        12,000          12,000
  Dresdner
    4.610%, 03/01/06                                         5,000           5,000
  Lehman Brothers
    4.633%, 03/01/06                                        59,746          59,746

                                                                    --------------
                                                                            76,746
----------------------------------------------------------------------------------
Total Short Term Investments Held as
Collateral
  for Loaned Securities
  (Cost $131,745)                                                          131,745
                                                                    --------------
TOTAL INVESTMENTS - 156.5%
  (Cost $599,346)*                                                         598,180
----------------------------------------------------------------------------------

Other Assets & Liabilities - (56.5)%                                     (215,940)
                                                                    --------------
TOTAL NET ASSETS - 100.0%                                           $      382,240
----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $599,527.

       Gross unrealized appreciation (000)      $  1,405
       Gross unrealized depreciation (000)        (2,752)
                                                --------
       Net unrealized depreciation (000)        $ (1,347)
                                                ========

+    The rate shown is the effective yield at purchase date.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $129,259.
++   See Note 3 in Notes to Schedules of Investments.
(A)  Variable Rate Security - the rate shown is the rate in effect on February
     28, 2006.
(B)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(C)  Stepped Coupon Bond - the rate shown is the rate in effect on February 28,
     2006.

Cl - Class
DN - Discount Note
LLC - Limited Liability Company
TBA - To Be Announced
See Notes to Schedules of Investments.

                                             Allegiant Government Mortgage Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par            Value
                                                         (000)           (000)
                                                   ---------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS - 96.2%
Federal Home Loan Mortgage Corporation - 1.1%
   12.250%,         08/01/15                        $          114  $          125
    9.750%,         11/01/08 to 04/01/09                        42              44
    9.250%,         08/01/13                                     5               5
    9.000%,         04/01/06 to 09/01/20                       378             404
    8.750%,         06/01/16 to 05/01/17                        69              74
    8.500%,         03/01/06 to 01/01/22                       219             234
    8.000%,         07/01/09 to 03/01/22                       164             174
    7.000%,         05/01/31                                   308             318
    6.000%,         10/01/32                                 1,532           1,551

                                                                    --------------
                                                                             2,929
----------------------------------------------------------------------------------
Federal National Mortgage Association - 87.6%
   12.500%,         05/01/15                                   150             167
   11.250%,         05/01/14                                    17              19
   10.000%,         06/01/21                                    20              22
    9.500%,         09/01/11                                    14              15
    9.000%,         06/01/09 to 10/01/19                        48              52
    8.500%,         11/01/21 to 09/01/23                        58              63
    8.000%,         12/01/17 to 03/01/23                        37              39
    7.500%,         09/01/22 to 05/01/32                     1,680           1,760
    7.000%,         12/01/15 to 10/01/32                     1,684           1,743
    6.500%,         12/01/12 to 05/01/33                     3,278           3,364
    6.000%,         09/01/17 to 03/01/36 (TBA)              51,535          52,063
    5.500%,         11/01/09 to 03/01/36 (TBA)              92,111          91,430
    5.000%,         06/01/18 to 03/01/36 (TBA)              66,049          64,396
    4.500%,         04/01/18 to 09/01/35                    21,199          20,426

                                                                    --------------
                                                                           235,559
----------------------------------------------------------------------------------
Government National Mortgage Association - 7.5%
   17.000%,         11/15/11                                    61              71
   16.000%,         11/15/11                                     2               2
   15.000%,         06/15/11 to 01/15/13                       867             990
   14.500%,         09/15/12 to 08/15/14                        10              11
   14.000%,         05/15/11 to 02/15/15                       376             425
   13.500%,         05/15/10 to 01/20/15                       364             408
   13.000%,         11/15/10 to 06/20/15                       339             377
   12.750%,         09/20/13 to 12/20/13                        40              44
   12.500%,         04/15/10 to 01/20/16                       805             891
   12.000%,         08/15/12 to 09/15/15                       309             346
   11.500%,         02/15/13 to 08/15/14                        88              96
    9.250%,         12/15/16 to 05/15/21                        73              79
    9.000%,         09/15/08 to 11/15/24                       825             883
    8.750%,         08/15/08 to 12/15/16                        69              74
    8.500%,         01/15/17 to 09/15/24                       479             518
    8.250%,         05/15/06 to 07/15/08                        17              17
    8.000%,         04/15/17 to 05/20/30                     1,327           1,420
    7.500%,         09/20/15 to 09/20/30                     2,665           2,808
    7.000%,         12/15/10 to 06/15/32                     5,030           5,244
    6.500%,         10/15/22 to 09/15/31                     3,249           3,388
    6.000%,         10/20/28 to 07/20/29                     2,173           2,213

                                                                    --------------
                                                                            20,305
----------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $259,270)                                                          258,793
----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.1%
Federal Home Loan Bank - 8.3%
    4.360%, 03/13/06 (DN)\^#                                22,475          22,442
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation - 8.8%
    4.390%, 03/07/06 (DN)\^#                                23,600          23,583
----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $46,025)                                                            46,025
----------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 4.8%
Credit Cards - 3.9%
  American Express Credit Account Master Trust,
    Series 2001-7, Cl A
    4.690%, 02/16/09 (A)                                     2,500           2,503
  Bank One Issuance Trust, Series 2004-A4, Cl A4
    4.610%, 02/16/10 (A)                                     5,000           5,005
  Chase Credit Card Master Trust,
    Series 2004-1, Cl A
    4.600%, 05/15/09 (A)                                     3,000           3,002

                                                                    --------------
                                                                            10,510
----------------------------------------------------------------------------------
Other - 0.9%
  Morgan Stanley ABS Capital I, Series 2004-NC6,
    Cl A4
    4.881%, 07/25/34 (A)                                     2,237           2,240
                                                                    --------------
Total Asset Backed Securities
  (Cost $12,749)                                                            12,750
----------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
  Fannie Mae, Series 1992-29, Cl Z
    8.000%, 02/25/22                                           104             107
  Freddie Mac, Series 1273, Cl Z
    7.500%, 05/15/22                                           117             117
  Security Mortgage Acceptance Corporation II,
    Series B, Cl 4
    9.000%, 12/01/16                                           323             327
  Structured Mortgage Asset Residential Trust,
    Series 1992-2, Cl I
    8.250%, 06/25/19                                           275             277
                                                                    --------------
Total Collateralized Mortgage Obligations
  (Cost $857)                                                                  828
----------------------------------------------------------------------------------
COMMERCIAL PAPER+ - 20.7%
  Barton Capital
    4.500%, 03/08/06                                         6,000           5,995
  Cancara Asset Securitization
    4.510%, 03/13/06                                         6,000           5,991
  DaimlerChrysler Revolving Auto Conduit
    4.510%, 03/09/06                                         5,000           4,995
  Dexia Delaware LLC
    4.500%, 03/09/06                                         5,000           4,995
  Govco
    4.510%, 03/13/06                                         5,000           4,993
  Market Street Funding
    4.510%, 03/13/06                                         5,000           4,992
  Park Avenue Receivables
    4.500%, 03/10/06                                         5,000           4,994
  Sheffield Receivables
    4.510%, 03/13/06                                         6,000           5,991

                                                                              40

Allegiant Government Mortgage Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                         Par            Value
                                                        (000)           (000)
                                                    --------------  --------------
COMMERCIAL PAPER+ - continued
  Solitaire Funding
    4.520%, 03/13/06                                $        5,000  $        4,992
  Three Pillars Funding
    4.520%, 03/10/06                                         7,500           7,492
  Yorktown Capital LLC
    4.530%, 03/10/06                                           250             250

----------------------------------------------------------------------------------
Total Commercial Paper
  (Cost $55,680)                                                            55,680
----------------------------------------------------------------------------------

                                                        Number
                                                       of Shares
                                                    --------------
AFFILIATED MONEY MARKET FUND - 3.4%
  Allegiant Advantage Institutional Money Market
    Fund, Class I+                                       9,202,208           9,202
  (Cost $9,202)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 142.5%
  (Cost $383,783)                                                          383,278
----------------------------------------------------------------------------------

                                                         Par           Value
                                                        (000)          (000)
                                                    --------------  --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 15.5%
Commercial Paper+ - 3.7%
  Four Winds Funding
    4.621%, 03/01/06                                $       10,000   $        9,999
-----------------------------------------------------------------------------------
Repurchase Agreements - 11.8%
  Bear Stearns
    4.623%, 03/01/06                                         5,000            5,000
    4.663%, 03/01/06                                        20,000           20,000
  Lehman Brothers
    4.633%, 03/01/06                                         6,821            6,821

                                                                     --------------
                                                                             31,821
-----------------------------------------------------------------------------------
Total Short Term Investments Held
as Collateral
  for Loaned Securities
  (Cost $41,820)                                                             41,820
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 158.0%
  (Cost $425,603)*                                                          425,098
-----------------------------------------------------------------------------------
Other Assets & Liabilities - (58.0)%                                       (156,037)
-----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                            $      269,061
-----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $425,603.

       Gross unrealized appreciation (000)                           $        1,260
       Gross unrealized depreciation (000)                                   (1,765)
                                                                     --------------
       Net unrealized depreciation (000)                             $         (505)
-----------------------------------------------------------------------------------

+ The rate shown is the effective yield at purchase date.
# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $41,001.
++ See Note 3 in Notes to Schedules of Investments.
(A) Variable Rate Security -  the rate shown is the rate in effect on February
    28, 2006.

Cl - Class
DN - Discount Note
LLC - Limited Liability Company
TBA - To Be Announced
See Notes to Schedules of Investments.

                                               Allegiant Intermediate Bond Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                         Par            Value
                                                        (000)           (000)
                                                    --------------  --------------
U.S. TREASURY OBLIGATIONS - 38.3%
U.S. Treasury Notes - 38.3%
    6.500%, 02/15/10#                               $       25,945  $       27,671
    4.750%, 05/15/14#                                       26,455          26,702
    4.500%, 11/15/10#                                        6,070           6,040
    4.250%, 10/31/07#                                       32,000          31,779
    3.875%, 05/15/09                                         6,245           6,103
    3.250%, 08/15/08#                                       45,060          43,608
    1.500%, 03/31/06#                                       23,980          23,928

----------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $167,309)                                                          165,831
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.0%
Federal Home Loan Bank - 7.5%
    6.500%, 08/15/07                                         4,000           4,088
    4.360%, 03/13/06 (DN)\^#                                14,000          13,980
    3.875%, 06/08/07                                         5,245           5,178
    3.875%, 09/14/07                                         6,685           6,582
    2.625%, 10/16/06                                         2,715           2,678

                                                                    --------------
                                                                            32,506
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation - 4.5%
    4.390%, 03/07/06 (DN)\^#                                13,000          12,990
    4.125%, 07/12/10                                            10              10
    4.000%, 08/17/07                                         6,635           6,551

                                                                    --------------
                                                                            19,551
----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $52,304)                                            52,057
----------------------------------------------------------------------------------
CORPORATE BONDS - 19.5%
Basic Materials - 0.5%
  Alcoa
    6.000%, 01/15/12                                         2,000           2,077
----------------------------------------------------------------------------------
Cable - 0.5%
  Comcast
    5.850%, 11/15/15                                           950             955
  Cox Communications
    4.625%, 06/01/13                                         1,475           1,371

                                                                    ==============
                                                                             2,326
----------------------------------------------------------------------------------
Consumer Cyclicals - 0.9%
  Centex
    5.450%, 08/15/12                                         2,155           2,119
  Dominion Resources
    5.150%, 07/15/15                                         1,685           1,622

                                                                    --------------
                                                                             3,741
----------------------------------------------------------------------------------
Consumer Non-Cyclical - 0.3%
  Kroger
    6.800%, 04/01/11                                         1,140           1,196
----------------------------------------------------------------------------------
Consumer Services - 0.2%
  Harrah's Operating
    5.625%, 06/01/15                                         1,000             979
----------------------------------------------------------------------------------
Energy - 2.0%
  AEP Texas Central
    5.500%, 02/15/13                                         2,000           2,002
  Encana
    6.300%, 11/01/11                                         1,170           1,228
  Kinder Morgan
    6.500%, 09/01/12                                $        2,050  $        2,159
  Xcel Energy
    7.000%, 12/01/10                                         2,000           2,132
  XTO Energy
    4.900%, 02/01/14                                         1,160           1,126

                                                                    --------------
                                                                             8,647
----------------------------------------------------------------------------------
Financials - 12.4%
  American General Finance
    3.875%, 10/01/09                                         1,415           1,351
  Assurant
    5.625%, 02/15/14                                         1,670           1,673
  BAE Systems Holdings
    4.750%, 08/15/10 (A)                                     1,000             974
  Bank of America
    7.400%, 01/15/11                                         4,695           5,126
  BB&T
    6.500%, 08/01/11                                         2,570           2,731
    4.750%, 10/01/12                                           350             342
    4.875%, 01/15/13                                         1,635           1,608
  Bear Stearns
    7.625%, 12/07/09                                         3,794           4,106
  Chase Manhattan
    7.125%, 06/15/09                                         4,630           4,888
  Citigroup
    7.250%, 10/01/10                                         6,019           6,508
  General Electric Capital
    5.450%, 01/15/13                                           590             599
  General Electric Capital, Cl A
    6.000%, 06/15/12                                         3,565           3,718
  Goldman Sachs
    5.350%, 01/15/16                                         1,500           1,487
  HSBC Finance
    6.750%, 05/15/11                                         3,275           3,484
    6.375%, 10/15/11                                           625             655
  International Lease Finance
    3.500%, 04/01/09                                         1,500           1,422
  JP Morgan Chase (MTN)
    6.000%, 01/15/09                                         1,520           1,547
  KeyBank
    5.800%, 07/01/14                                           980           1,009
  Lehman Brothers Holdings
    4.500%, 07/26/10                                         2,300           2,237
  Merrill Lynch (MTN)
    3.700%, 04/21/08                                             2               2
  Morgan Stanley Dean Witter
    5.300%, 03/01/13                                         2,250           2,237
  Protective Life Secured Trust
    4.850%, 08/16/10                                         1,505           1,491
  Residential Capital
    6.375%, 06/30/10                                         1,310           1,324
  SLM (MTN)
    5.000%, 10/01/13                                         2,070           2,019
  Wells Fargo
    4.950%, 10/16/13                                         1,000             981

                                                                    --------------
                                                                            53,519
----------------------------------------------------------------------------------
Healthcare - 0.3%
  WellPoint
    5.250%, 01/15/16                                         1,240           1,225
----------------------------------------------------------------------------------

                                                                              42

Allegiant Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                         Par            Value
                                                        (000)           (000)
                                                    --------------  --------------
CORPORATE BONDS - continued
Real Estate Investment Trusts - 1.3%
  Colonial Properties Trust
    4.750%, 02/01/10                                $        1,225  $        1,185
  Equity Office Properties Trust
    4.750%, 03/15/14                                         1,240           1,170
  Federal Realty Investors Trust (MTN)
    6.990%, 03/10/06                                         2,550           2,551
  iStar Financial
    5.875%, 03/15/16                                           875             878

                                                                    --------------
                                                                             5,784
----------------------------------------------------------------------------------
Telecommunications - 1.1%
  Telecom Italia Capital SA
    5.250%, 11/15/13                                         1,170           1,132
    5.250%, 10/01/15                                           225             215
  Verizon Communications
    5.550%, 02/15/16                                         1,625           1,616
  Verizon Global Funding
    4.900%, 09/15/15#                                        1,960           1,874

                                                                    --------------
                                                                             4,837
----------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $85,789)                                                            84,331
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS - 25.1%
Federal Home Loan Mortgage Corporation - 0.8%
    8.250%, 06/01/06 (B)                                         -               -
    5.500%, 01/01/07                                           198             200
    3.500%, 05/01/11                                         3,186           3,035

                                                                    --------------
                                                                             3,235
----------------------------------------------------------------------------------
Federal National Mortgage Association - 24.3%
    6.000%, 08/01/34                                            37              38
    6.000%, 01/01/36                                        21,911          22,125
    6.000%, 03/01/36 (TBA)                                  18,500          18,673
    5.500%, 10/01/09                                            11              11
    5.500%, 03/01/36 (TBA)                                  38,075          37,730
    5.470%, 01/01/36 (C)                                    10,789          10,804
    5.000%, 06/01/34                                            75              74
    5.000%, 11/01/35                                        11,905          11,573
    4.000%, 09/01/13                                         4,182           4,030

                                                                    --------------
                                                                           105,058
----------------------------------------------------------------------------------
Government National Mortgage Association - 0.0%
    9.000%, 09/15/08                                             7               7
    9.000%, 10/15/08                                             9               9
    9.000%, 11/15/08                                             9               9
    9.000%, 12/15/08                                            14              14
    9.000%, 02/15/09                                            14              14
    9.000%, 03/15/09                                             1               1
    9.000%, 04/15/09                                            32              33
    9.000%, 05/15/09                                            52              54
    9.000%, 07/15/09                                             3               4

                                                                    --------------
                                                                               145
----------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $108,511)                                          108,438
----------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 7.3%
Automotive - 2.4%
  Daimler Chrysler Auto Trust, Series 2004-A,
    Cl A3
    2.000%, 12/08/07                                $        2,675  $        2,654
  Honda Automobile Receivables Owner Trust,
    Series 2005-1, Cl A3
    3.530%, 10/21/08                                         3,500           3,456
  WFS Financial Owner Trust, Series 2005-3, Cl A4
    4.390%, 05/17/13                                         4,500           4,424

                                                                    --------------
                                                                            10,534
----------------------------------------------------------------------------------
Credit Cards - 1.5%
  American Express Credit Account Master Trust,
    Series 2001-7, Cl A
    4.690%, 02/16/09 (C)                                     2,500           2,503
  MBNA Credit Card Master Note, Series 2002-A1,
    Cl A1
    4.950%, 06/15/09                                         4,000           4,005

                                                                    --------------
                                                                             6,508
----------------------------------------------------------------------------------
Mortgage Related - 0.8%
  Mellon Residential Funding,
    Series 2001-HEIL, Cl A4
    6.615%, 02/25/21 (D)                                     3,413           3,417
----------------------------------------------------------------------------------
Other - 1.0%
  Morgan Stanley ABS Capital I, Series 2004-NC6,
    Cl A4
    4.881%, 07/25/34 (C)                                     4,153           4,158
----------------------------------------------------------------------------------
Utilities - 1.6%
  PSE&G Transition Funding LLC, Series 2001-1,
    Cl A8
    6.890%, 12/15/17                                         6,000           6,770
----------------------------------------------------------------------------------
Total Asset Backed Securities
  (Cost $31,669)                                                            31,387
----------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
  Freddie Mac, Series 2635, Cl DT
    3.500%, 01/15/18                                         1,269           1,184
  Freddie Mac, Series 2854, Cl DL
    4.000%, 09/15/19                                         5,700           5,177
  Ginnie Mae, Series 2003-113, Cl VB
    4.500%, 02/16/22                                         5,035           4,755
  Ginnie Mae, Series 2003-42, Cl A
    4.000%, 01/16/30                                         1,283           1,222
  Wells Fargo Securities Trust,
    Series 2004-K, Cl 2A11
    4.733%, 07/25/34 (C)                                     5,530           5,350

----------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
  (Cost $17,755)                                                            17,688
----------------------------------------------------------------------------------
COMMERCIAL PAPER+ - 5.3%
  Cancara Asset Securitization
    4.510%, 03/13/06                                         7,500           7,489
  DaimlerChrysler Revolving Auto Conduit
    4.510%, 03/09/06                                         7,500           7,492
  Solitaire Funding
    4.520%, 03/13/06                                         7,000           6,989

                                                         Par            Value
                                                        (000)           (000)
                                                    --------------   --------------
COMMERCIAL PAPER+ - continued
  Three Pillars Funding
    4.520%, 03/10/06                                $          850  $          849
  Yorktown Capital LLC
    4.530%, 03/10/06                                           300             300

-----------------------------------------------------------------------------------
Total Commercial Paper
  (Cost $23,119)                                                            23,119
-----------------------------------------------------------------------------------

                                                        Number
                                                      of Shares
                                                    --------------
AFFILIATED MONEY MARKET FUND - 1.9%
  Allegiant Advantage Institutional Money Market
    Fund, Class I++                                      8,261,225           8,261
  (Cost $8,261)
-----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 113.5%
  (Cost $494,717)                                                          491,112
-----------------------------------------------------------------------------------

                                                          Par
                                                         (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 44.0%
Master Notes - 12.7%
  Bank of America
    4.643%, 03/01/06                                $       20,000          20,000
  Bear Stearns
    4.713%, 03/01/06                                        15,000          15,000
  JP Morgan Chase
    4.643%, 03/15/06                                        20,000          20,000

                                                                    --------------
                                                                            55,000
----------------------------------------------------------------------------------
Medium Term Notes - 6.5%
  First Tennessee Bank
    4.580%, 03/21/06 (C)                                    10,000          10,000
  Morgan Stanley
    4.633%, 03/01/06 (C)                                     8,000           8,000
  Sigma Finance
    4.580%, 07/07/06 (C)                                    10,000           9,999

                                                                    --------------
                                                                            27,999
----------------------------------------------------------------------------------
Repurchase Agreements - 23.7%
  Bear Stearns
    4.663%, 03/01/06                                        22,500          22,500
  Lehman Brothers
    4.633%, 03/01/06                                        79,983          79,983

                                                                    --------------
                                                                           102,483
----------------------------------------------------------------------------------
Time Deposit - 1.1%
  National City Bank
    4.500%, 03/01/06                                         5,000           5,000
----------------------------------------------------------------------------------
Total Short Term Investments Held as
Collateral
  for Loaned Securities
  (Cost $190,482)                                                          190,482
----------------------------------------------------------------------------------

                                                                           Value
                                                                           (000)
                                                                      --------------
TOTAL INVESTMENTS - 157.5%
  (Cost $685,199)*                                                  $      681,594
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (57.5)%                                     (248,744)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      432,850
----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $686,593.

       Gross unrealized appreciation (000)                          $          490
       Gross unrealized depreciation (000)                                  (5,489)
                                                                    --------------
       Net unrealized depreciation (000)                            $       (4,999)
----------------------------------------------------------------------------------

+ The rate shown is the effective yield at purchase date.
# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $186,737.
++ See Note 3 in Notes to Schedules of Investments.
(A) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(B) Par and Value are less than $500
(C) Variable Rate Security -  the rate shown is the rate in effect on February
     28, 2006.
(D) Stepped Coupon Bond -  the rate shown is the rate in effect on February 28,
      2006.

Cl - Class
DN - Discount Note
LLC - Limited Liability Company
MTN - Medium Term Note
TBA - To Be Announced
See Notes to Schedules of Investments.

                                                                              44

Allegiant Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
ASSET BACKED SECURITIES - 25.7%
Automotive - 17.9%
  Bank One Auto Securitization Trust,
    Series 2003-1, Cl A3
    1.820%, 09/20/07                                $          948  $          944
  Capital Auto Receivables Asset Trust,
    Series 2003-3, Cl A3A
    2.960%, 01/15/08                                         3,188           3,159
  Carmax Auto Owner Trust, Series 2005-2, Cl A4
    4.340%, 09/15/10                                         1,900           1,863
  Daimler Chrysler Auto Trust,
    Series 2005-B, Cl A4
    4.200%, 07/08/10                                         2,700           2,653
  Ford Credit Automotive Owner Trust,
    Series 2003-B, Cl A4
    2.410%, 08/15/07                                         4,425           4,394
  Hyundai Auto Receivables Trust,
    Series 2004-A, Cl A3
    2.970%, 05/15/09                                         1,900           1,870
  Morgan Stanley Auto Loan Trust,
    Series 2003, Cl HB1
    2.170%, 04/15/11                                         4,657           4,586
  Nissan Auto Receivables Owner Trust,
    Series 2005-A4, Cl A
    3.820%, 07/15/10                                         2,400           2,342
  USAA Auto Owner Trust, Series 2004-1, Cl A3
    2.060%, 04/15/08                                         1,036           1,026
  Wachovia Auto Owner Trust,
    Series 2005-A, Cl A3
    4.060%, 09/21/09                                         3,000           2,964
  WFS Financial Owner Trust, Series 2005-3, Cl A4
    4.390%, 05/17/13                                         2,350           2,311
  World Omni Auto Receivables Trust,
    Series 2004-A, Cl A3
    3.290%, 11/12/08                                         3,000           2,975
  World Omni Auto Receivables Trust,
    Series 2005-A, Cl A3
    3.540%, 06/12/09                                         3,000           2,957

                                                                    --------------
                                                                            34,044
----------------------------------------------------------------------------------
Credit Cards - 4.0%
  Citibank Credit Card Issuance Trust,
    Series 2004, Cl A1
    2.550%, 01/20/09                                         4,000           3,916
  MBNA Credit Card Master Note Trust,
    Series 2004-A4, Cl A4
    2.700%, 09/15/09                                         3,775           3,681

                                                                    --------------
                                                                             7,597
----------------------------------------------------------------------------------
Mortgage Related - 3.8%
  Bear Stearns, Series 1999-2, Cl AF2
    7.910%, 10/25/29 (A)                                       266             273
  Chase Funding Mortgage Loan Asset-Backed
    Certificates, Series 2002-2, Cl 1A6
    5.214%, 08/25/13                                         2,647           2,633
  Chase Funding Mortgage Loan Trust,
    Series 2002-2, Cl A4
    4.877%, 08/25/28                                           309             308
  GE Capital Mortgage Services,
    Series 1999-HE1, Cl A7
    6.265%, 04/25/29                                           666             669

  Mellon Residential Funding,
    Series 2001-HEIL, Cl A4
    6.615%, 02/25/21 (A)                            $        2,078  $        2,081
  Residential Asset Securities Trust,
    Series 2003-KS7, Cl AI3
    3.372%, 11/25/28                                           670             669
  SLM Student Loan Trust, Series 2004-9, Cl A2
    4.643%, 10/25/12 (B)                                       651             650

                                                                    --------------
                                                                             7,283
----------------------------------------------------------------------------------
Total Asset Backed Securities
  (Cost $49,286)                                                            48,924
----------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.4%
  Bank of America Mortgage Securities,
    Series 2003-A, Cl 2A1
    3.983%, 02/25/33 (B)                                       575             569
  Bank of America Mortgage Securities,
    Series 2003-E, Cl 2A1
    4.033%, 06/25/33 (B)                                     1,251           1,233
  Chase Mortgage Finance, Series 2003-S4, Cl 2A2
    5.000%, 04/25/18                                         1,470           1,457
  Countrywide Alternative Loan Trust,
    Series 2004-29CB, Cl A6
    4.000%, 01/25/35                                         1,358           1,339
  Countrywide Home Loans,
    Series 2004-HYB4, Cl 3A
    4.593%, 09/20/34 (B)                                     1,865           1,828
  Fannie Mae, Series 2002-74, Cl KD
    5.500%, 02/25/17                                         1,510           1,515
  Fannie Mae, Series 2003-017, Cl QL
    4.000%, 05/25/22                                         1,689           1,679
  Fannie Mae, Series 2003-036, Cl OL
    3.000%, 07/25/22                                         5,000           4,887
  Fannie Mae, Series 2003-054, Cl PB
    4.000%, 09/25/17                                           585             583
  Fannie Mae, Series 2003-109, Cl CX
    4.000%, 07/25/16                                         3,695           3,579
  Fannie Mae, Series 2003-119, Cl XB
    4.000%, 09/25/14                                         4,546           4,493
  Freddie Mac, Series 2004-YA, Cl 2841
    5.500%, 07/15/27                                         2,817           2,828
  Freddie Mac, Series 2492, Cl A
    5.250%, 05/15/29                                           628             627
  Freddie Mac, Series 2523, Cl JB
    5.000%, 06/15/15                                           865             863
  Freddie Mac, Series 2712, Cl PV
    4.500%, 03/15/11                                         2,893           2,869
  Ginnie Mae, Series 2002-20, Cl PM
    4.500%, 03/20/32                                           580             567
  Ginnie Mae, Series 2002-58, Cl QA
    6.000%, 02/16/29                                           227             227
  Ginnie Mae, Series 2002-76, Cl TA
    4.500%, 12/16/29                                           630             615
  Golden National Mortgage,
    Series 1998-GN1, Cl A
    7.110%, 08/25/27                                             1               1
  Residential Funding Mortgage Securities,
    Series 2003-S11, Cl A7
    3.500%, 06/25/18                                         2,124           2,020
  Structured Asset Securities, Series, 2003-1, Cl 2A1
    6.000%, 02/25/18                                         2,008           2,020

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
  Washington Mutual, Series 2002-S8, Cl 2A1
    4.500%, 01/25/18                                $          582  $          578
  Wells Fargo MBS Trust, Series 2003-11, Cl A1
    3.500%, 10/25/18                                         2,514           2,450

----------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
  (Cost $39,581)                                                            38,827
----------------------------------------------------------------------------------
CORPORATE BONDS - 17.5%
Automotive - 0.3%
  DaimlerChrysler NA Holdings
    4.700%, 03/07/07 (B)                                       630             630
----------------------------------------------------------------------------------
Consumer Non-Cyclical - 0.8%
  Kroger
    7.625%, 09/15/06                                         1,450           1,466
----------------------------------------------------------------------------------
Energy - 0.4%
  Consolidated Natural Gas
    5.375%, 11/01/06                                           856             857
----------------------------------------------------------------------------------
Financials - 13.3%
  Allstate Life Global Funding Trusts
    3.850%, 01/25/08                                         1,000             978
  Associates Corp. of North America
    6.250%, 11/01/08                                         1,865           1,917
  Bank of America
    6.625%, 08/01/07                                         1,525           1,555
  Bear Stearns
    2.875%, 07/02/08                                         1,000             951
  Caterpillar Financial Services (MTN)
    4.500%, 09/01/08                                         1,480           1,458
  CIT Group
    5.000%, 11/24/08                                         1,500           1,491
  Citicorp (MTN)
    7.000%, 07/01/07                                           970             992
  General Electric Capital
    4.125%, 03/04/08                                         2,400           2,357
  Goldman Sachs
    6.650%, 05/15/09                                         1,045           1,089
  HSBC Finance
    5.875%, 02/01/09#                                        1,965           2,001
  International Lease Finance (MTN)
    3.125%, 05/03/07                                         1,750           1,709
  JP Morgan Chase
    6.375%, 04/01/08                                         3,350           3,425
  Lehman Brothers
    7.625%, 06/01/06                                           468             471
  Merrill Lynch (MTN)
    4.831%, 10/27/08                                           735             731
  Residential Capital
    6.125%, 11/21/08                                           410             410
  SLM (MTN)
    4.000%, 01/15/09                                         1,022             986
  US Bancorp
    6.875%, 09/15/07                                           715             734
  Wachovia
    6.400%, 04/01/08                                         2,000           2,053

                                                                    --------------
                                                                            25,308
----------------------------------------------------------------------------------
Insurance - 0.8%
  AEGON NV
    8.000%, 08/15/06                                         1,470           1,488
----------------------------------------------------------------------------------
Real Estate - 0.3%
  EOP Operating
    7.750%, 11/15/07                                $          630  $          654
----------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.5%
  iStar Financial
    4.830%, 03/03/08 (B)                                     1,000           1,002
----------------------------------------------------------------------------------
Telecommunications - 0.7%
  GTE
    6.460%, 04/15/08                                         1,255           1,279
----------------------------------------------------------------------------------
Utilities - 0.4%
  Northern States Power
    2.875%, 08/01/06                                           750             744
----------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $33,873)                                                            33,428
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS - 14.9%
Federal Home Loan Mortgage Corporation - 2.3%
    5.500%, 01/01/07                                           220             221
    5.500%, 02/01/10                                           504             503
    5.500%, 06/01/10                                           457             456
    5.000%, 10/01/09                                         1,153           1,149
    3.500%, 09/01/08                                         2,186           2,100

                                                                    --------------
                                                                             4,429
----------------------------------------------------------------------------------
Federal National Mortgage Association - 12.6%
    7.500%, 07/01/08                                            40              40
    5.500%, 10/01/09                                           457             457
    5.500%, 09/01/17                                         4,665           4,692
    5.236%, 12/01/34 (B)                                     1,661           1,656
    5.000%, 11/01/12                                         1,937           1,928
    4.891%, 07/01/34 (B)                                     2,991           2,972
    4.889%, 04/01/35 (B)                                     3,625           3,566
    4.646%, 11/01/32 (B)                                       832             832
    4.336%, 10/01/33 (B)                                     1,584           1,567
    4.008%, 08/01/33 (B)                                     2,545           2,460
    4.000%, 09/01/13                                         3,861           3,720

                                                                    --------------
                                                                            23,890
----------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed
 Obligations
  (Cost $28,926)                                                            28,319
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
    4.250%, 10/31/07#                                       11,800          11,719
    3.625%, 06/30/07#                                        4,250           4,191
    3.250%, 08/15/08#                                        3,135           3,034

----------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $19,027)                                            18,944
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Bank - 9.9%
    3.500%, 11/15/07                                         1,245           1,217
    3.375%, 09/14/07                                        18,110          17,713

----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $19,040)                                                            18,930
----------------------------------------------------------------------------------

                                                                              46

Allegiant Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
AFFILIATED MONEY MARKET FUND - 1.1%
  Allegiant Advantage Institutional Money Market
    Fund, Class I+                                       2,062,728  $        2,063
  (Cost $2,063)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 99.4%
  (Cost $191,796)                                                          189,435
----------------------------------------------------------------------------------

                                                         Par
                                                       (000)
                                                  -------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES - 10.5%
Medium Term Notes - 5.3%
  First Tennessee Bank
    4.580%, 03/21/06 (B)                          $        5,000             5,000
  Sigma Finance
    4.580%, 07/07/06 (B)                                   5,000             4,999

                                                                    --------------
                                                                             9,999
----------------------------------------------------------------------------------
Repurchase Agreement - 2.6%
  Lehman Brothers
    4.633%, 03/01/06                                       4,938             4,938
----------------------------------------------------------------------------------
Time Deposit - 2.6%
  National City Bank
    4.500%, 03/01/06                                       5,000             5,000
----------------------------------------------------------------------------------
Total Short Term Investments Held as Collateral
  for Loaned Securities
 (Cost $19,937)                                                             19,937
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 109.9%
  (Cost $211,733)**                                                        209,372
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (9.9)%                                       (18,832)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      190,540
----------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is (000) $211,778.

       Gross unrealized appreciation (000)                          $           19
       Gross unrealized depreciation (000)                                  (2,425)
                                                                    --------------
       Net unrealized depreciation (000)                            $       (2,406)
----------------------------------------------------------------------------------

+ See Note 3 in Notes to Schedules of Investments.
# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $19,564.
(A) Stepped Coupon Bond -  the rate shown is the rate in effect on February 28,
     2006.
(B) Variable Rate Security -  the rate shown is the rate in effect on February
     28, 2006.

Cl - Class
MTN - Medium Term Note
See Notes to Schedules of Investments.

                                          Allegiant Total Return Advantage Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
U.S. TREASURY OBLIGATIONS - 36.6%
U.S. Treasury Bonds - 7.7%
    6.250%, 08/15/23#                               $       13,535  $       16,009
    5.375%, 02/15/31#                                        8,630           9,609

                                                                    --------------
                                                                            25,618
----------------------------------------------------------------------------------
U.S. Treasury Notes - 28.9%
    6.500%, 02/15/10#                                          120             128
    5.500%, 05/15/09#                                        6,000           6,152
    4.750%, 05/15/14#                                        8,590           8,670
    4.500%, 11/15/10#                                       15,910          15,832
    3.625%, 06/30/07#                                        7,000           6,903
    3.500%, 11/15/06#                                        7,845           7,780
    3.250%, 08/15/08#                                       18,615          18,015
    1.500%, 03/31/06#                                       33,060          32,989

                                                                    --------------
                                                                            96,469
----------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $121,570)                                                          122,087
----------------------------------------------------------------------------------
CORPORATE BONDS - 21.4%
Automotive - 0.3%
  Ford Motor
    7.000%, 10/01/13#                                          750             660
  General Motors Acceptance Corporation
    6.750%, 12/01/14#                                          500             442

                                                                    --------------
                                                                             1,102
----------------------------------------------------------------------------------
Cable - 0.7%
  Comcast
    5.900%, 03/15/16                                           600             603
    5.850%, 11/15/15                                           655             659
  Cox Communications
    4.625%, 06/01/13                                         1,000             929

                                                                    --------------
                                                                             2,191
----------------------------------------------------------------------------------
Consumer Non-Cyclical - 1.0%
  Bunge Limited
    5.875%, 05/15/13                                         1,000           1,009
  Dole Foods
    8.875%, 03/15/11                                            89              90
  Iron Mountain
    6.625%, 01/01/16                                           830             786
  ITT Industries
    7.375%, 11/15/15                                           750             818
  Kroger
    6.750%, 04/15/12                                           700             738

                                                                    --------------
                                                                             3,441
----------------------------------------------------------------------------------
Consumer Services - 1.9%
  Harrah's Operating
    5.625%, 06/01/15                                         1,000             979
  Lin Television
    6.500%, 05/15/13                                           255             243
  Mandalay Resort Group
    6.500%, 07/31/09                                           250             254
  MGM Mirage
    8.375%, 02/01/11                                           800             862
  News America
    6.400%, 12/15/35 (A)                                       875             883
  Park Place Entertainment
    7.500%, 09/01/09                                           500             530
  Royal Caribbean Cruises
    7.250%, 03/15/18#                               $          650  $          704
  Station Casinos
    6.500%, 02/01/14                                         1,320           1,327
  Wynn Las Vegas LLC
    6.625%, 12/01/14                                           585             579

                                                                    --------------
                                                                             6,361
----------------------------------------------------------------------------------
Energy - 2.2%
  Chesapeake Energy
    6.500%, 08/15/17                                           680             688
  Kinder Morgan
    6.500%, 09/01/12                                         1,310           1,380
  Magellan Midstream Partners
    6.450%, 06/01/14                                           880             930
  Sunoco Logistics Partners Operations
    7.250%, 02/15/12                                           800             869
  Xcel Energy
    7.000%, 12/01/10                                         1,750           1,865
  XTO Energy
    4.900%, 02/01/14                                         1,530           1,485

                                                                    --------------
                                                                             7,217
----------------------------------------------------------------------------------
Financials - 9.1%
  American General Finance
    3.875%, 10/01/09                                           805             769
  Assurant
    6.750%, 02/15/34                                           950           1,038
  BAE Systems Holdings
    4.750%, 08/15/10 (A)                                     1,000             974
  Bank of America
    7.800%, 09/15/16                                         3,300           3,915
  Citigroup
    7.250%, 10/01/10                                         3,045           3,293
  General Electric Capital
    6.750%, 03/15/32                                         3,000           3,523
  Goldman Sachs
    5.350%, 01/15/16                                         1,000             991
  HSBC Finance
    6.375%, 10/15/11                                         2,175           2,279
  International Lease Finance
    3.500%, 04/01/09                                         1,500           1,422
  JP Morgan Chase Capital
    5.875%, 03/15/35#                                        1,925           1,910
  KeyBank
    5.800%, 07/01/14                                           800             823
  Lehman Brothers Holdings
    4.500%, 07/26/10                                         1,000             973
  MBIA
    5.700%, 12/01/34                                           985             967
  Merrill Lynch
    6.000%, 02/17/09                                         1,725           1,765
  Morgan Stanley Dean Witter
    5.300%, 03/01/13                                         1,645           1,635
  Protective Life Secured Trust
    4.850%, 08/16/10                                           950             941
  Residential Capital
    6.375%, 06/30/10#                                        1,500           1,516
  W.R. Berkley
    6.150%, 08/15/19                                           835             830

                                                                              48

Allegiant Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
CORPORATE BONDS - continued
Financials - continued
  Wachovia Capital Trust III
    5.800%, 08/29/49 (B)                            $          925  $          921

                                                                    --------------
                                                                            30,485
----------------------------------------------------------------------------------
Healthcare - 0.4%
  Teva Pharmaceutical Finance
    6.150%, 02/01/36                                           625             630
  WellPoint
    5.250%, 01/15/16                                           830             820

                                                                    --------------
                                                                             1,450
----------------------------------------------------------------------------------
Industrials - 1.4%
  D.R. Horton
    9.375%, 03/15/11                                            50              52
    6.875%, 05/01/13                                           710             738
  Kennametal
    7.200%, 06/15/12                                           860             929
  Packaging Corp of America
    5.750%, 08/01/13                                         1,490           1,470
  Stanley Works Capital Trust I
    5.902%, 12/01/45 (A) (B)                                   750             720
  Stone Container
    9.250%, 02/01/08                                           365             382
  Terex
    9.250%, 07/15/11                                           390             418

                                                                    --------------
                                                                             4,709
----------------------------------------------------------------------------------
Insurance - 0.5%
  ING Groep NV
    5.775%, 12/29/49 (B)                                     1,500           1,506
----------------------------------------------------------------------------------
Real Estate - 0.6%
  Colonial Realty
    5.500%, 10/01/15                                         1,250           1,216
  KB Home & Broad Home
    6.375%, 08/15/11                                           810             802

                                                                    --------------
                                                                             2,018
----------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.5%
  Host Marriott
    7.125%, 11/01/13                                           750             778
  iStar Financial
    5.875%, 03/15/16                                           780             782

                                                                    --------------
                                                                             1,560
----------------------------------------------------------------------------------
Sovereign Agency - 0.1%
  Aid-Israel
    5.500%, 04/26/24                                           255             274
----------------------------------------------------------------------------------
Telecommunications - 1.5%
  British Telecom
    8.875%, 12/15/30                                         1,000           1,325
  DIRECTV Group
    8.375%, 03/15/13                                           261             281
  GTE
    6.940%, 04/15/28                                         2,180           2,323
  Telecom Italia Capital SA
    5.250%, 11/15/13                                           860             832
    5.250%, 10/01/15                                           225             215

                                                                    --------------
                                                                             4,976
----------------------------------------------------------------------------------
Transportation - 0.4%
  FedEx
    6.720%, 01/15/22                                $        1,358  $        1,467
----------------------------------------------------------------------------------
Utilities - 0.8%
  AEP Texas Central
    6.650%, 02/15/33                                           965           1,058
  Dominion Resources
    6.750%, 12/15/32                                         1,463           1,581

                                                                    --------------
                                                                             2,639
----------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $71,186)
                                                                    --------------
                                                                            71,396
----------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS - 13.8%
Federal Home Loan Mortgage Corporation - 0.9%
    8.750%, 05/01/08 (C)                                         -               -
    7.500%, 12/01/10                                             2               2
    5.500%, 01/01/34                                         3,197           3,175

                                                                    --------------
                                                                             3,177
----------------------------------------------------------------------------------
Federal National Mortgage Association - 12.9%
    5.500%, 12/01/06                                           116             116
    5.500%, 09/01/17                                         5,061           5,089
    5.500%, 03/01/36 (TBA)                                  13,300          13,180
    5.000%, 06/01/20                                         5,528           5,459
    4.889%, 04/01/35 (B)                                     9,970           9,806
    4.500%, 09/01/35                                         9,874           9,301

                                                                    --------------
                                                                            42,951
----------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $46,619)
                                                                    --------------
                                                                            46,128
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Federal Home Loan Bank - 1.9%
    6.500%, 08/15/07#                                        3,800           3,884
    2.875%, 05/22/06#                                        2,355           2,345

                                                                    --------------
                                                                             6,229
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation - 8.2%
    4.390%, 03/07/06 (DN)\^#                                 2,800           2,798
    4.000%, 08/17/07                                        24,785          24,471

                                                                    --------------
                                                                            27,269
----------------------------------------------------------------------------------
Federal National Mortgage Association - 0.5%
    6.625%, 11/15/30                                            25              31
    4.750%, 08/03/07                                         1,725           1,721

                                                                    --------------
                                                                             1,752
----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $35,474)                                                            35,250
----------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.4%
  Bear Stearns Commercial Mortgage Securities,
    Series 2005-PWR9, Cl A4A
    4.871%, 09/11/42                                         4,100           3,975
  Citigroup/Deutsche Bank Commercial Mortgage
    Trust, Series 2005-CD1, Cl A4
    5.225%, 07/15/44 (B)                                     5,300           5,307

                                                          Par            Value
                                                         (000)           (000)
                                                    --------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
  CS First Boston Mortgage Securities Corp,
    Series 2005-C6, Cl A4
    5.230%, 12/15/40 (B)                            $        4,500  $        4,476
  Fannie Mae, Series 2003-69, Cl PM
    3.500%, 07/25/33                                         4,384           3,881
  Fannie Mae, Series 2005-87, Cl NH
    5.000%, 10/25/25                                         9,750           9,354
  First Horizon Mortgage Trust,
    Series 2004-4, Cl 2A3
    4.500%, 07/25/19                                         4,294           3,961
  Residential Funding Mortgage Securities,
    Series 2004-S6, Cl 3A2
    4.500%, 06/25/19                                         7,200           6,606
  Wells Fargo Securities Trust,
    Series 2004-K, Cl 2A11
    4.733%, 07/25/34 (B)                                     4,000           3,870

----------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
  (Cost $41,214)                                                            41,430
----------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 4.4%
Automotive - 1.0%
  WFS Financial Owner Trust, Series 2005-3, Cl A4
    4.390%, 05/17/13                                         3,325           3,269
----------------------------------------------------------------------------------
Credit Cards - 2.3%
  Bank One Issuance Trust, Series 2002-A1, Cl A1
    4.680%, 01/15/10 (B)                                     5,000           5,009
  Bank One Issuance Trust, Series 2004-A4, Cl A4
    4.610%, 02/16/10 (B)                                     1,500           1,502
  Chase Credit Card Master Trust,
    Series 2004-1, Cl A
    4.600%, 05/15/09 (B)                                     1,000           1,000

                                                                    --------------
                                                                             7,511
----------------------------------------------------------------------------------
Other - 1.1%
  Atlantic City Electric Transition Funding LLC,
    Series 2002-1, Cl A4
    5.550%, 10/20/23                                         3,175           3,277
  Railcar Leasing LLC, Series 1, Cl A1
    6.750%, 07/15/06 (A)                                       529             531

                                                                    --------------
                                                                             3,808
----------------------------------------------------------------------------------
Total Asset Backed Securities
  (Cost $14,469)                                                            14,588
----------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
  Thirty-Seventh FHA Insurance Project
    7.430%, 05/01/22 (D) (E)                                    72              72
  (Cost $72)
----------------------------------------------------------------------------------
COMMERCIAL PAPER+ - 2.4%
  Barton Capital
    4.500%, 03/13/06                                         8,000           7,988
  (Cost $7,988)
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.8%
  Allegiant Advantage Institutional Money Market
    Fund, Class I++                                      5,910,652  $        5,911
  (Cost $5,911)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 103.4%
  (Cost $344,503)                                                          344,850
----------------------------------------------------------------------------------

                                                         Par
                                                        (000)
                                                    --------------
SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 35.2%
Master Notes - 9.8%
  Bank of America
    4.643%, 03/01/06                                $       12,500          12,500
  Bear Stearns
    4.713%, 03/01/06                                        10,000          10,000
  JP Morgan Chase
    4.643%, 03/15/06                                        10,000          10,000

                                                                    --------------
                                                                            32,500
----------------------------------------------------------------------------------
Medium Term Notes - 6.0%
  First Tennessee Bank
    4.580%, 03/21/06 (B)                                    10,000          10,000
  Sigma Finance
    4.580%, 07/07/06 (B)                                    10,000           9,999

                                                                    --------------
                                                                            19,999
----------------------------------------------------------------------------------
Repurchase Agreement - 19.4%
  Lehman Brothers
    4.633%, 03/01/06                                        64,689          64,689
----------------------------------------------------------------------------------
Total Short Term Investments Held as
Collateral
  for Loaned Securities
  (Cost $117,188)                                                          117,188
----------------------------------------------------------------------------------

                                                                              50

Allegiant Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                                       Value
                                                                       (000)
                                                                    --------------
TOTAL INVESTMENTS - 138.6%
  (Cost $461,691)*                                                  $      462,038
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (38.6)%                                     (128,599)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      333,439
----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $462,214.

       Gross unrealized appreciation (000)                          $        1,752
       Gross unrealized depreciation (000)                                  (1,928)
                                                                    --------------
       Net unrealized depreciation (000)                            $         (176)
----------------------------------------------------------------------------------

+    The rate shown is the effective yield at purchase date.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $115,047.
++   See Note 3 in Notes to Schedules of Investments.
(A)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(B)  Variable Rate Security - the rate shown is the rate in effect on February
     28, 2006.
(C)  Par and Value are less than $500
(D)  Security fair valued using methods determined in good faith by the
     Valuation Committee of the Board of Trustees.
(E)  Illiquid Security. Total market value of illiquid securities is (000) $72 and represents 0.0% of net assets as of February 28, 2006.

Cl - Class
DN - Discount Note
FHA - Federal Housing Authority
LLC - Limited Liability Company
MTN - Medium Term Note
TBA - To Be Announced

Foreign Currency Exchange Contracts:

                                                  Contracts to       In Exchange     Contracts      Unrealized
Settlement                                           Receive             For          at Value     Appreciation
Month                                   Type          (000)             (000)          (000)          (000)
------------------------------------   ------   -----------------   -------------   -----------   -------------
03/06                                   Buy      JPY    710,000     $       6,133   $     6,156   $          23
JPY - Japanese Yen

Total Return Swap Agreement:
                                                                                           Expiration
                                                                                              Date
                                                                                          ------------
Agreement with Lehman Brothers to
  receive monthly total returns on
  Lehman High Yield Index and pay
  monthly a floating rate based on
  1-month LIBOR minus 0.25%                                                                 04/01/06

Assets in an amount at least equal to the Notional Cost Amount of the Total
Return Swap Agreement have been segregated by the Fund.

See Notes to Schedules of Investments.

                                                                                                          Unrealized
                                                                                           Notional      Appreciation
                                                                                            Amount      (Depreciation)
                                                                                             (000)          (000)
                                                                                          ----------   ---------------
                                                                                           $   5,000    $            -

                                                Allegiant Ultra Short Bond Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.2%
Federal National Mortgage Association - 21.2%
    3.125%, 07/15/06 #                              $        9,600  $        9,539
    2.375%, 02/15/07                                        18,160          17,733

Total U.S. Government Agency Obligations
  (Cost $27,394)                                                            27,272
----------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 23.5%
Automotive - 16.0%
  Bank One Auto Securitization Trust,
    Series 2003-1, Cl A3
    1.820%, 09/20/07                                           932             928
  Capital Auto Receivables Asset Trust,
    Series 2003-1, Cl A3A
    2.750%, 04/16/07                                         1,000             995
  Carmax Auto Owner Trust, Series 2005-2, Cl A2
    4.100%, 05/15/08                                         2,660           2,652
  Ford Credit Automotive Owner Trust,
    Series 2003-B, Cl A4
    2.410%, 08/15/07                                         2,750           2,731
  Nissan Auto Receivables Owner Trust,
    Series 2004-B, Cl A3
    3.350%, 05/15/08                                         2,241           2,221
  Nissan Auto Receivables Owner Trust,
    Series 2005-A, Cl A3
    3.540%, 10/15/08                                         3,050           3,009
  USAA Auto Owner Trust, Series 2004-3, Cl A3
    3.160%, 02/17/09                                         1,910           1,888
  Wachovia Auto Owner Trust,
    Series 2005-A, Cl A3
    4.060%, 09/21/09                                         2,250           2,223
  WFS Financial Owner Trust, Series 2003-3, Cl A4
    3.250%, 05/20/11                                         2,000           1,964
  World Omni Auto Receivables Trust,
    Series 2004-A, Cl A3
    3.290%, 11/12/08                                         2,000           1,983

                                                                    --------------
                                                                            20,594
----------------------------------------------------------------------------------
Credit Cards - 4.0%
  Citibank Credit Card Issuance Trust,
    Series 2004, Cl A1
    2.550%, 01/20/09                                         3,500           3,427
  MBNA Credit Card Master Note Trust,
    Series 2001-A1, Cl A1
    5.750%, 10/15/08                                         1,700           1,706

                                                                    --------------
                                                                             5,133
----------------------------------------------------------------------------------
Energy - 1.6%
  Peco Energy Transition Trust,
    Series 1999-A6, Cl A
    6.050%, 03/01/09                                         1,996           2,008
----------------------------------------------------------------------------------
Mortgage Related - 1.2%
  Mellon Residential Funding,
    Series 2001-HEIL, Cl A4
    6.615%, 02/25/21 (A)                                       831             832
  SLM Student Loan Trust, Series 2004-9, Cl A2
    4.643%, 10/25/12 (B)                                       781             780

                                                                    --------------
                                                                             1,612
----------------------------------------------------------------------------------

Utilities - 0.7%
  Oncor Electric Delivery, Transition Bond,
    Series 2003-1, Cl A1
    2.260%, 02/15/09                                           923             907
----------------------------------------------------------------------------------
Total Asset Backed Securities
  (Cost $30,423)                                                            30,254
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 18.0%
U.S. Treasury Notes
    3.750%, 03/31/07#                                        9,425           9,331
    3.625%, 06/30/07#                                       14,090          13,895

----------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $23,298)                                                            23,226
----------------------------------------------------------------------------------

CORPORATE BONDS - 15.1%
Automotive - 0.4%
  DaimlerChrysler NA Holdings
    4.700%, 03/07/07 (B)                                       550             550
----------------------------------------------------------------------------------
Energy - 1.1%
  Conoco Funding
    5.450%, 10/15/06                                           700             701
  Consolidated Natural Gas
    5.375%, 11/01/06                                           675             676

                                                                    --------------
                                                                             1,377
----------------------------------------------------------------------------------
Financials - 11.4%
  Bank of America
    6.625%, 08/01/07                                           887             904
  Bank One
    7.125%, 05/15/07                                         1,000           1,021
  Bear Stearns
    4.810%, 04/29/08 (B)                                     1,280           1,283
  CIT Group
    5.750%, 09/25/07                                           850             858
  Citigroup
    4.740%, 11/01/07 (B)                                     1,000           1,001
  General Electric Capital
    4.125%, 03/04/08                                         2,000           1,964
  HSBC Finance
    5.750%, 01/30/07                                           613             617
  International Lease Finance
    5.750%, 10/15/06                                           675             677
  John Deere Capital
    5.125%, 10/19/06                                         1,325           1,326
  JP Morgan Chase
    6.700%, 11/01/07                                         1,250           1,279
  Keycorp (MTN)
    2.750%, 02/27/07                                           830             806
  Morgan Stanley
    6.100%, 04/15/06                                         1,000           1,001
  SLM (MTN)
    3.625%, 03/17/08 (B)                                       865             839
  US Bancorp
    6.875%, 09/15/07                                           460             472
  Wells Fargo (MTN)
    6.750%, 10/01/06                                           650             656

                                                                    --------------
                                                                            14,704
----------------------------------------------------------------------------------

                                                                              52

Allegiant Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
CORPORATE BONDS - continued
Insurance - 1.2%
  AEGON NV
    8.000%, 08/15/06                                $        1,510  $        1,529
----------------------------------------------------------------------------------
Real Estate - 0.5%
  EOP Operating
    7.750%, 11/15/07                                           575             597
----------------------------------------------------------------------------------
Utilities - 0.5%
  Northern States Power
    2.875%, 08/01/06                                           700             694
----------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $19,575)                                                            19,451
----------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.8%
  Bank of America Mortgage Securities,
    Series 2003-A, Cl 1A1
    5.645%, 02/25/33 (B)                                        66              68
  Chase Mortgage Finance, Series 2004-S3, Cl 2A1
    5.250%, 03/25/34                                         2,435           2,424
  Fannie Mae, Series 2003-054, Cl PB
    4.000%, 09/25/17                                           329             328
  Fannie Mae, Series 2003-35, Cl MB
    4.500%, 06/25/13                                         4,000           3,975
  Fannie Mae, Series 2003-41, Cl YN
    4.000%, 05/25/17                                           400             399
  Fannie Mae, Series 2003-60, Cl PA
    3.500%, 04/25/19                                         1,878           1,839
  Fannie Mae, Series 2005-51, Cl PA
    5.500%, 01/25/25                                         2,626           2,635
  Freddie Mac, Series 2513, Cl JC
    5.000%, 06/15/14                                         2,782           2,778
  Freddie Mac, Series 2660, Cl MH
    3.500%, 05/15/18                                           823             817
  Freddie Mac, Series 2701, Cl OJ
    2.750%, 01/15/11                                           725             721
  Freddie Mac, Series 2707, Cl OK
    3.500%, 05/15/10                                           902             898
  Freddie Mac, Series 2708, Cl DA
    3.500%, 04/15/19                                           172             171
  Freddie Mac, Series 2714 Cl CK
    4.000%, 06/15/24                                         1,367           1,348
  Ginnie Mae, Series 2002-76, Cl TA
    4.500%, 12/16/29                                           201             196
  Washington Mutual, Series 2002-AR10, Cl A6
    4.816%, 10/25/32 (B)                                     1,737           1,727

----------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
  (Cost $20,493)                                                            20,324
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS - 4.4%
Federal National Mortgage Association - 4.4%
    5.500%, 12/01/11                                         2,989           3,012
    5.180%, 01/01/36 (B)                                     2,625           2,613

----------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $5,666)                                                              5,625
----------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.8%
  Allegiant Money Market Fund, Class I+                  2,269,849           2,270
  (Cost $2,270)
----------------------------------------------------------------------------------
Total Investments Before Collateral
  for Loaned Securities - 99.8%
  (Cost $129,119)                                                          128,422
----------------------------------------------------------------------------------

SHORT TERM INVESTMENTS HELD AS
COLLATERAL FOR
  LOANED SECURITIES - 24.4%
Master Notes - 7.8%
  Bank of America
    4.643%, 03/01/06                                         5,000           5,000
  Bear Stearns
    4.713%, 03/01/06                                         2,500           2,500
  JP Morgan Chase
    4.643%, 03/15/06                                         2,500           2,500

                                                                    --------------
                                                                            10,000
----------------------------------------------------------------------------------
Medium Term Note - 1.9%
  Sigma Finance
    4.580%, 07/07/06 (B)                                       250           2,500
----------------------------------------------------------------------------------
Repurchase Agreements - 14.7%
  Bear Stearns
    4.663%, 03/01/06                                         5,000           5,000
  Dresdner
    4.610%, 03/01/06                                         5,000           5,000
  Lehman Brothers
    4.633%, 03/01/06                                         8,946           8,946

                                                                    --------------
                                                                            18,946
----------------------------------------------------------------------------------
Total Short Term Investments Held as
Collateral
  for Loaned Securities
  (Cost $31,446)                                                            31,446
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 124.2%
  (Cost $160,565)*                                                         159,868
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (24.2)%                                      (31,103)
----------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                           $      128,765
----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $160,655.

       Gross unrealized appreciation (000)                          $           40
       Gross unrealized depreciation (000)                                    (827)
                                                                    --------------
       Net unrealized depreciation (000)                            $         (787)
----------------------------------------------------------------------------------

+    See Note 3 in Notes to Schedules of Investments.
#    Security fully or partially on loan. Total Market Value of Securities on
     Loan is (000) $30,872.
(A)  Stepped Coupon Bond - the rate shown is the rate in effect on February 28,
     2006.
(B)  Variable Rate Security - the rate shown is the rate in effect on February
     28, 2006.

Cl - Class
MTN - Medium Term Note
See Notes to Schedules of Investments.

                                    Allegiant Intermediate Tax Exempt Bond Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - 99.1%
Alaska - 1.0%
  Anchorage (GO) (MBIA)
    5.000%, 07/01/14                                $        1,100  $        1,194
----------------------------------------------------------------------------------
Arizona - 2.2%
  Maricopa County Industrial Development
    Authority, Madera Pointe Apartments Project
    (RB) Series A (FSA)
    5.300%, 06/01/06                                         1,000           1,002
  Tucson Street & Highway User Authority (RB)
    Series A (MBIA)
    7.000%, 07/01/11                                         1,500           1,743

                                                                    --------------
                                                                             2,745
----------------------------------------------------------------------------------
California - 0.3%
  Foothill/Eastern Corridor Capital Appreciation
    (RB) (ETM) (FSA)
    4.894%, 01/01/29 (A)                                     1,000             349
----------------------------------------------------------------------------------
Colorado - 1.5%
  Colorado Water Resource Power Development
    Authority (RB) Series A
    6.300%, 09/01/14                                            35              35
  El Paso County Colonial Falcon School District
    Number 49, Prerefunded 12/01/11 @ 100
     (GO) (FGIC)
    5.750%, 12/01/15                                         1,665           1,837

                                                                    --------------
                                                                             1,872
----------------------------------------------------------------------------------
Connecticut - 0.9%
  Connecticut State (GO) Series B
    5.500%, 03/15/11                                         1,000           1,088
----------------------------------------------------------------------------------
Florida - 1.9%
  Florida Board of Education (GO) (ETM)
    9.125%, 06/01/14                                           135             183
  Florida Board of Education Capital Outlay (GO)
    Series D
    5.750%, 06/01/22                                         1,000           1,089
  Gulf Breeze Capital Funding (RB)
    Series A (MBIA) (VRDN)
    7.475%, 12/01/17                                         1,000           1,085

                                                                    --------------
                                                                             2,357
----------------------------------------------------------------------------------
Georgia - 7.2%
  Atlanta Water & Waste Water Authority (RB)
    Series A (FGIC)
    5.500%, 11/01/13                                         2,000           2,195
  Fulton County Development Authority, Georgia
    Tech Athletic Association (RB) (AMBAC)
    5.500%, 10/01/17                                         1,750           1,932
  Georgia Municipal Electric Authority (RB)
    Series X (MBIA)
    6.500%, 01/01/12                                         2,000           2,201
  Georgia State (GO) Series B
    6.650%, 03/01/09                                         1,000           1,092
  Metropolitan Atlanta Rapid Transportation
    Authority Second Indenture Project (RB)
    Series A (MBIA)
    5.625%, 07/01/20                                         1,500           1,541

                                                                    --------------
                                                                             8,961
----------------------------------------------------------------------------------

Illinois - 7.0%
  Champaign County Community United School
    District Number 116 Urbana (GO) (FGIC)
    5.375%, 01/01/15                                         1,735           1,932
  Chicago (GO) Series A (MBIA)
    5.500%, 01/01/14                                           260             282
  Chicago, Prerefunded 01/01/11 @ 101 (GO)
    Series A (MBIA)
    5.500%, 01/01/14                                           740             810
  Illinois Highway Toll Authority (RB) Series A
    (FSA)
    5.500%, 01/01/13                                         1,000           1,105
  Illinois Sales Tax Program (RB) Series Q
    6.000%, 06/15/12                                         1,000           1,097
  Illinois State (GO) (FGIC)
    5.500%, 02/01/16                                         1,000           1,093
  Lake County Community Consolidated School
    District Number 50, Prerefunded 12/01/08 @
    100 (GO) Series A (FGIC)
    6.000%, 12/01/20                                         1,000           1,067
  Lake County Community Consolidated School
    District Number 50, Woodland (GO) (FSA)
    5.000%, 01/01/19                                         1,280           1,380

                                                                    --------------
                                                                             8,766
----------------------------------------------------------------------------------
Indiana - 10.7%
  Ball State University, Housing and Dining System
     (RB) (FSA)
    5.000%, 07/01/21                                         2,190           2,342
  East Chicago Elementary School Building
    Corporation, First Mortgage (RB)
    6.250%, 01/05/16                                         1,750           1,974
  Fort Wayne South Side School Building
    Corporation, First Mortgage (RB) (FSA)
    4.750%, 07/15/11                                           500             512
  Hammond Multi-School Building Corporation,
    First Mortgage (RB) Series B (ETM)
    6.000%, 01/15/18                                         1,000           1,163
  Indiana Transportation Finance Authority (RB)
    Series C (FGIC)
    5.500%, 12/01/15                                         1,000           1,133
  Indiana University (RB) Series 0 (FGIC)
    5.000%, 08/01/21                                         1,375           1,455
  Indianapolis Local Improvement Project (RB)
    Series D (AMBAC)
    5.375%, 02/01/17                                         1,250           1,331
  Wawasee Community School Corporation (RB)
    (FSA)
    5.000%, 07/15/18                                         1,000           1,097
  Westfield High School Building
    Corporation (RB) (FSA)
    5.000%, 07/15/18                                         2,135           2,315

                                                                    --------------
                                                                            13,322
----------------------------------------------------------------------------------
Massachusetts - 6.7%
  Lawrence (GO) (AMBAC)
    5.500%, 02/01/14                                         1,355           1,463
    5.500%, 02/01/17                                         1,765           1,896

                                                                              54

Allegiant Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - continued
Massachusetts - continued
  Massachusetts Bay Transportation Authority,
    General Transportation Systems Project (RB)
    Series A
    5.800%, 03/01/11                                $        1,000  $        1,098
    5.750%, 03/01/18                                           655             662
  Massachusetts Bay Transportation Authority,
    General Transportation Systems Project,
    Prerefunded 03/01/09 @ 101 (RB) Series A
     (FGIC)
    5.500%, 03/01/15                                         1,500           1,601
  Massachusetts State Conservation Loan (GO)
    Series C
    5.000%, 09/01/15                                         1,550           1,683

                                                                    --------------
                                                                             8,403
----------------------------------------------------------------------------------
Michigan - 2.1%
  Michigan State Building Authority, Facilities
    Program (RB) Series II (AMBAC)
    5.000%, 10/15/15                                         2,350           2,575
----------------------------------------------------------------------------------
Missouri - 0.9%
  Missouri Environmental Improvement Authority,
    Revolving Fund Program (RB) Series B
    5.500%, 07/01/16                                         1,000           1,144
----------------------------------------------------------------------------------
Nevada - 3.5%
  Clark County School District, Prerefunded
    12/15/11 @ 100 (GO) Series F (FSA)
    5.500%, 06/15/17                                         1,000           1,099
  Clark County Transportation Authority,
    Prerefunded 12/01/10 @ 101 (GO) Series B
    5.750%, 12/01/16                                         2,000           2,210
  Nevada (GO) Series A-1
    6.000%, 05/15/09                                         1,000           1,074

                                                                    --------------
                                                                             4,383
----------------------------------------------------------------------------------
New Jersey - 0.9%
  New Jersey State Transportation Trust Fund
    Authority, Transportation System (RB) Series B
     (FGIC)
    5.250%, 12/15/14                                         1,000           1,096
----------------------------------------------------------------------------------
New York - 2.1%
  Buffalo Sewer Authority (RB) Series F (FGIC)
    6.000%, 07/01/13                                         1,300           1,492
  New York State Power Authority, Prerefunded
    01/01/10 @ 100 (RB)
    7.000%, 01/01/18                                         1,000           1,127

                                                                    --------------
                                                                             2,619
----------------------------------------------------------------------------------
North Carolina - 1.5%
  Charlotte Water and Sewer System (RB)
    5.500%, 06/01/14                                         1,675           1,823
----------------------------------------------------------------------------------
Ohio - 14.8%
  Butler County Transportation Improvement,
    Prerefunded 04/01/08 @ 102 (RB)
    Series A (FSA)
    6.000%, 04/01/10                                         1,000           1,070
    5.500%, 04/01/09                                         1,150           1,219
  Clermont County Water Works, Sewer District
    Project (RB) (AMBAC)
    5.250%, 08/01/15                                         1,830           2,005
  Cleveland Public Power Systems, First Mortgage
    (RB) Series 1 (MBIA)
    6.000%, 11/15/10                                           995           1,099
  Cleveland Water Works, First Mortgage (RB)
    Series G (MBIA)
    5.500%, 01/01/09                                         1,000           1,055
  Delaware County Capital Facilities, Prerefunded
    12/01/10 @ 101 (GO)
    6.000%, 12/01/12                                           545             608
  Lakota Local School District (GO) (FGIC)
    5.500%, 12/01/15                                           745             847
  Massillon Parks & Recreation (GO) (AMBAC)
    5.500%, 12/01/18                                         1,405           1,551
  Miami University General Receipts (RB)
    (AMBAC)
    5.500%, 12/01/13                                         1,125           1,260
  Ohio Department of Administrative Services
    Office Project (COP) (AMBAC)
    5.000%, 12/15/12                                           710             744
  Ohio Housing Finance Agency, Single-Family
    Housing Mortgage, Prerefunded 01/15/13 @
    81.88 (RB) (FGIC)
    6.399%, 01/15/15 (A)                                     1,500             918
  Ohio State Higher Education (GO) Series A
    5.375%, 08/01/18                                         1,000           1,090
  Ohio State Higher Education (GO) Series B
    5.250%, 11/01/12                                         1,000           1,092
  Ohio Turnpike Commission Authority (RB)
    Series A (FGIC)
    5.500%, 02/15/17                                           500             571
    5.500%, 02/15/18                                         1,000           1,147
  Ohio Turnpike Commission Authority (RB)
    Series B (FSA)
    5.500%, 02/15/13                                         1,000           1,113
  Perrysburg Exempted Village School District
       (GO)
    5.350%, 12/01/25                                         1,000           1,066

                                                                    --------------
                                                                            18,455
----------------------------------------------------------------------------------
Oklahoma - 2.2%
  Grand River Dam Authority (RB) (AMBAC)
    6.250%, 06/01/11                                         2,500           2,813
----------------------------------------------------------------------------------
Pennsylvania - 3.0%
  Pennsylvania Convention Center Authority (RB)
    (ETM) Series A (FGIC)
    6.000%, 09/01/19                                         1,000           1,186
  Pennsylvania State Intergovernmental Cooperative
    Authority, Special Tax, City of Philadelphia
    Funding Program (RB) (FGIC)
    5.250%, 06/15/12                                         1,000           1,050
  State Public School Building Authority,
    Montgomery County Community College
    Project (RB)
    4.600%, 05/01/12                                           160             168
  Twin Valley School District (GO) (FSA)
    5.000%, 04/01/17                                           700             758

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------   --------------
MUNICIPAL BONDS - continued
Pennsylvania - continued
  Westmoreland County Capital Appreciation (RB)
    Series A (MBIA)
    5.041%, 08/15/23 (A)                            $        1,345   $          617

                                                                     --------------
                                                                              3,779
----------------------------------------------------------------------------------
South Carolina - 1.9%
  Charleston County Public Improvement (GO)
    6.000%, 09/01/09                                         1,000           1,083
  South Carolina State Public Service Authority
    (RB) Series B (MBIA)
    5.000%, 01/01/19                                         1,200           1,300

                                                                    --------------
                                                                             2,383
----------------------------------------------------------------------------------
Tennessee - 4.6%
  Clarksville Public Building Authority, Pooled
    Financing Project (RB)
    (LOC - Bank of America) (VRDN)
    3.000%, 07/01/34                                         2,000           2,000
  Nashville & Davidson County Metropolitan
    Government (GO)
    6.000%, 12/01/10                                         1,500           1,658
  Shelby County (GO) Series B
    5.200%, 12/01/09                                         2,000           2,046

                                                                    --------------
                                                                             5,704
----------------------------------------------------------------------------------
Texas - 9.8%
  Austin Water & Wastewater System (RB) Series A
    (AMBAC)
    5.500%, 11/15/14                                         1,000           1,125
  Comal Independent School District (GO)
    (PSF-GTD)
    5.500%, 02/01/19                                           500             538
  Conroe Independent School District (GO)
    5.500%, 02/15/15                                           195             206
  Conroe Independent School District, Prerefunded
    02/15/09 @ 100 (GO)
    5.500%, 02/15/15                                         2,305           2,437
  Houston (GO) Series E (AMBAC)
    5.000%, 03/01/15                                         1,500           1,630
  Houston Water & Sewer System (RB) Series A
    (FSA)
    5.500%, 12/01/13                                           800             871
  Houston Water & Sewer System, Prerefunded
    12/01/11 @ 100 (RB) Series A (FSA)
    5.500%, 12/01/13                                           700             769
  Robinson Independent School District (GO)
    (PSF-GTD)
    5.750%, 08/15/12                                           575             616
  Texas State Water Financial Assistance (GO)
    5.500%, 08/01/17                                         1,125           1,218
  United Independent School District, Prerefunded
    08/15/12 @ 100 (GO) (PSF-GTD)
    5.375%, 08/15/16                                         1,585           1,740
  Williamson County, Prerefunded 02/15/12 @ 100
    (GO) (FSA)
    5.500%, 02/15/16                                         1,000           1,100

                                                                    --------------
                                                                            12,250
----------------------------------------------------------------------------------

Utah - 1.7%
  Intermountain Power Agency (RB) Series E (FSA)
    6.250%, 07/01/09                                         2,000           2,167
----------------------------------------------------------------------------------
Vermont - 1.6%
  Vermont Educational & Health Buildings
    Financing Authority, Middlebury College
    Project (RB)
    5.500%, 11/01/16                                         2,000           2,065
----------------------------------------------------------------------------------
Washington - 5.6%
  King County School District Number 406
    South Central (GO) (FSA)
    5.000%, 12/01/17                                         2,000           2,154
  King County School District Number 412
    Shoreline (GO) (FSA)
    5.250%, 12/01/17                                         1,000           1,101
  Seattle Municipal Light & Power (RB)
    5.625%, 12/01/18                                         3,500           3,768

                                                                    --------------
                                                                             7,023
----------------------------------------------------------------------------------
Wisconsin - 3.0%
  Fond du Lac School District, Prerefunded
    04/01/10 @ 100 (GO) (FGIC)
    5.750%, 04/01/17                                         1,000           1,086
  Milwaukee (GO) Series B10 (AMBAC)
    5.000%, 02/15/18                                         2,485           2,691

                                                                    --------------
                                                                             3,777
----------------------------------------------------------------------------------
Puerto Rico - 0.5%
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority (RB) Series C (AMBAC)
    5.500%, 07/01/17                                           500             575
----------------------------------------------------------------------------------
Total Municipal Bonds
  (Cost $118,964)                                                          123,688
----------------------------------------------------------------------------------

                                                        Number
                                                      of Shares
                                                    --------------
AFFILIATED MONEY MARKET FUND - 0.1%
  Allegiant Tax-Exempt Money Market Fund,
    Class I+                                               201,579             202
  (Cost $202)
----------------------------------------------------------------------------------

                                                                              56

Allegiant Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                                         Value
                                                                         (000)
TOTAL INVESTMENTS - 99.2%
  (Cost $119,166)*                                                  $      123,890
----------------------------------------------------------------------------------
Other Assets & Liabilities - 0.8%                                              940
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      124,830
----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $119,166.

       Gross unrealized appreciation (000)                           $        4,747
       Gross unrealized depreciation (000)                                      (23)
                                                                     --------------
       Net unrealized appreciation (000)                             $        4,724
-----------------------------------------------------------------------------------

+   See Note 3 in Notes to Schedules of Investments.
(A) Zero Coupon Bond -  the rate shown is the effective yield at purchase date.

AMBAC - American Municipal Bond Assurance Corporation
COP - Certificate of participation
ETM - Escrowed to Maturity
FGIC - Federal Guaranty Insurance Corporation
FSA - Federal Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Public School Fund - Guaranteed
RB - Revenue Bond
VRDN - Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2006, and the date shown is the final
         maturity date, not the next reset or put date.
See Notes to Schedules of Investments.

                            Allegiant Michigan Intermediate Municipal Bond Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - 98.8%
Michigan - 95.3%
  Anchor Bay School District (GO)
    Series II (FGIC)
    6.125%, 05/01/11                                $          350  $          392
  Byron Center Public School (GO) (MBIA)
    8.250%, 05/01/08                                         1,380           1,515
    8.250%, 05/01/09                                         1,380           1,574
  Central Michigan University (RB) (FGIC)
    5.000%, 10/01/18                                         1,000           1,030
  Chippewa Valley School District, Prerefunded
    05/01/12 @ 100 (GO)
    5.500%, 05/01/16                                         1,000           1,103
  Detroit Downtown Development (GO)
    Series A (AMBAC)
    6.250%, 07/15/11                                         1,600           1,796
  Detroit School District, Prerefunded 05/01/09 @
    101 (GO) Series B (FGIC)
    5.000%, 05/01/17                                         1,000           1,054
  Detroit Sewer Disposal System (RB)
    Series B (MBIA)
    6.000%, 07/01/09                                         1,000           1,077
    6.000%, 07/01/10                                         1,380           1,514
  Detroit Water Supply System (RB) (FGIC)
    6.500%, 07/01/15                                         1,000           1,202
  Detroit Water Supply System (RB)
    Series A (MBIA)
    6.000%, 07/01/13                                         1,000           1,143
  Detroit Water Supply System (RB)
    Series B (MBIA)
    5.550%, 07/01/12                                         2,000           2,214
  East Lansing Public Schools (GO)
    Series B (MBIA)
    5.000%, 05/01/20                                         1,750           1,873
  Forest Hills Public Schools (GO)
    5.000%, 05/01/12                                         1,000           1,070
  Goodrich Area School District (GO)
    Series A (FSA)
    5.750%, 05/01/12                                         1,020           1,141
  Grand Ledge Public School District (GO)
    (MBIA)
    5.450%, 05/01/11                                         1,250           1,364
  Grand Rapids Building Authority (RB)
    5.000%, 04/01/15                                         1,570           1,706
  Grand Rapids Community College (GO) (FSA)
    5.000%, 05/01/17                                         1,315           1,435
  Grand Rapids Sanitation & Sewer Systems (RB)
    Series A (FGIC)
    5.375%, 01/01/16                                         1,535           1,725
  Grand Valley State University, Prerefunded
    12/01/10 @ 100 (RB) (FGIC)
    5.750%, 12/01/14                                         1,405           1,541
  Greater Detroit Resource Recovery Authority
    (RB) Series B (AMBAC)
    6.250%, 12/13/08                                         1,500           1,609
  Hartland School District, Prerefunded 05/01/10
    @ 100 (GO) (FGIC)
    6.000%, 05/01/12                                         1,325           1,453
  Holt Public Schools, Prerefunded 05/01/10 @ 100
    (GO) Series A (FGIC)
    5.625%, 05/01/15                                         1,275           1,380
  Ingham County Building Authority (GO)
    (MBIA)
    5.000%, 07/01/16                                         1,010           1,099
  Jenison Public Schools (GO) (FGIC)
    5.250%, 05/01/12                                         1,000           1,091
  Kalamazoo Hospital Finance Authority, Borgess
    Medical Center (RB) (ETM) Series A (FGIC)
    6.125%, 07/01/07                                         1,010           1,020
  Kalamazoo Public Library (GO) (MBIA)
    5.200%, 05/01/11                                         1,000           1,079
  Kent County Hospital Finance Authority,
    Butterworth Hospital Project (RB) Series A
    7.250%, 01/15/13                                         5,000           5,630
  Lansing Building Authority (GO) (AMBAC)
    5.000%, 06/01/19                                         1,130           1,223
  Lincoln Consolidated School District (GO) (FSA)
    5.000%, 05/01/17                                         1,000           1,083
  Michigan State Environmental Protection
    Program (GO)
    6.250%, 11/01/12                                         3,250           3,618
  Michigan State Hospital Finance Authority (RB)
    (ETM) Series P (MBIA)
    5.375%, 08/15/14                                           285             296
  Michigan State Hospital Finance Authority,
    Harper-Grace Hospitals (RB) (ETM)
    7.125%, 05/01/09                                           555             585
  Michigan State Hospital Finance Authority,
    Henry Ford Health System (RB) (AMBAC)
    6.000%, 09/01/11                                           500             556
    6.000%, 09/01/12                                         2,000           2,252
  Michigan State Strategic Fund Limited
    Obligation, Detroit Edison Project (RB)
    Series AA (FGIC)
    6.950%, 05/01/11                                         2,000           2,312
  Michigan State Strategic Fund Limited
    Obligation, Detroit Edison Project (RB)
    Series BB (MBIA)
    7.000%, 07/15/08                                         3,000           3,235
  Michigan State Trunk Line (RB) Series A (MBIA)
    5.250%, 11/01/15                                         2,000           2,233
  Mona Shores School District (GO) (FGIC)
    6.750%, 05/01/09                                         2,075           2,274
  Northwestern Michigan College (GO) (AMBAC)
    5.000%, 04/01/18                                         1,035           1,117
  Oakland County Economic Development
    Authority, Cranbrook Community Project (RB)
    5.000%, 11/01/17                                         5,000           5,192
  Paw Paw Public School District (GO) (FGIC)
    6.500%, 05/01/09                                         1,000           1,088
  Rockford Public School District (GO) (FSA)
    5.000%, 05/01/19                                         1,680           1,812
  Tecumseh Public Schools, Prerefunded 05/01/10
    @ 100 (GO)
    5.450%, 05/01/18                                         1,165           1,253
  University of Michigan (RB) Series A-2 (VRDN)
    2.950%, 12/01/24                                         2,000           2,000
  Utica Community Schools, School Building and
    Site (GO)
    5.500%, 05/01/17                                           500             555

                                                                              58

Allegiant Michigan Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - continued
Michigan - continued
  West Branch Rose City Area School District (GO)
    (FSA)
    5.000%, 05/01/19                                $        1,030  $        1,107
  Western School District (GO) (MBIA)
    5.900%, 05/01/10                                         1,680           1,838

                                                                    --------------
                                                                            77,459
----------------------------------------------------------------------------------
Puerto Rico - 3.5%
  Commonwealth of Puerto Rico (GO) Series A
    (FSA)
    5.500%, 07/01/17                                         1,000           1,144
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority (RB) Series C (AMBAC)
    5.500%, 07/01/16                                         1,000           1,143
    5.500%, 07/01/17                                           500             575

                                                                    --------------
                                                                             2,862
----------------------------------------------------------------------------------
Total Municipal Bonds
  (Cost $75,383)                                                            80,321
----------------------------------------------------------------------------------

                                                       Number of        Value
                                                        Shares          (000)
                                                    --------------  --------------
MONEY MARKET FUND - 0.2%
  JPMorgan Michigan Municipal Money Market
    Fund                                                   160,307   $         160
  (Cost $160)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
  (Cost $75,543)*                                                           80,481
----------------------------------------------------------------------------------
Other Assets & Liabilities - 1.0%                                              808
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                            $      81,289
----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $75,543.

       Gross unrealized appreciation (000)                           $       4,946
       Gross unrealized depreciation (000)                                      (8)
                                                                     -------------
       Net unrealized appreciation (000)                             $       4,938
----------------------------------------------------------------------------------

AMBAC - American Municipal Bond Assurance Corporation
ETM - Escrowed to Maturity
FGIC - Federal Guaranty Insurance Corporation
FSA - Federal Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
RB - Revenue Bond
VRDN - Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2006, and the date shown is the final
         maturity date, not the next reset or put date.
See Notes to Schedules of Investments.

                               Allegiant Ohio Intermediate Tax Exempt Bond Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - 98.4%
Ohio - 93.8%
  Akron (GO) (ETM)
    6.000%, 12/01/12                                $        1,000  $        1,102
  Akron Economic Development (RB) (MBIA)
    6.000%, 12/01/12                                           935           1,063
    5.750%, 12/01/09                                         1,680           1,776
  Akron Sewer System (RB) (AMBAC)
    5.000%, 12/01/16                                         1,500           1,651
  Akron Sewer System, Prerefunded 12/01/06 @
    101 (RB) (MBIA)
    5.650%, 12/01/08                                           560             575
  Ashland City School District, Elementary Schools
    Facilities Project (COP) (AMBAC)
    5.100%, 12/01/09                                           245             259
    5.000%, 12/01/08                                           250             260
    4.950%, 12/01/07                                           345             354
  Belle Fontaine City School District, Prerefunded
    12/01/09 @ 101 (GO) (MBIA)
    5.750%, 12/01/18                                           505             550
  Bowling Green State University, Prerefunded
    06/01/10 @ 101 (RB) (FGIC)
    5.750%, 06/01/12                                         1,000           1,096
    5.750%, 06/01/14                                         1,040           1,140
  Brecksville-Broadview Heights City School
    District (GO) (FGIC)
    6.500%, 12/01/16                                         1,750           1,823
  Centerville Capital Facilities (GO) (MBIA)
    5.650%, 12/01/18                                            45              46
  Centerville City School District (GO) (FGIC)
    5.500%, 12/01/07                                           500             513
  Chesapeake-Union Exempted Village School
    District, Prerefunded 12/01/09 @ 102 (GO)
    (AMBAC)
    6.250%, 12/01/22                                         1,000           1,115
  Cincinnati City School District, Prerefunded
    12/01/11 @ 100 (GO) (MBIA)
    5.375%, 12/01/16                                         1,000           1,092
  Cincinnati Water System (RB)
    5.500%, 12/01/10                                         2,000           2,171
    5.000%, 12/01/16                                         1,200           1,285
  Clermont County Water Works, Sewer District
    Project (RB) (AMBAC)
    5.250%, 08/01/15                                         1,000           1,096
  Cleveland Waterworks (RB) Series N (MBIA)
    5.000%, 01/01/18                                         2,190           2,378
  Cleveland Waterworks, Refunding &
    Improvement Project, Prerefunded
    01/01/06 @ 102 (RB) Series H (MBIA)
    5.625%, 01/01/13                                            35              36
  Columbus (GO) Series 1 (VRDN)
    3.150%, 06/01/16                                         2,350           2,350
  Columbus (GO) Series C
    5.000%, 07/15/14                                         1,270           1,383
  Columbus, Prerefunded 06/15/08 @ 101 (GO)
    Series 2
    5.000%, 06/15/16                                         1,000           1,044
  Cuyahoga County (GO)
    5.650%, 05/15/18                                           600             691
  Cuyahoga County Economic Development
    Authority (RB) (LOC - Key Bank)
    2.750%, 12/01/29                                         1,000             992
  Cuyahoga County Economic Development
    Authority, University School Project (RB)
    Series B (LOC - Key Bank)
    5.300%, 12/01/29                                         2,500           2,607
  Cuyahoga County Hospital Facilities Authority,
    University Hospital Systems Health Project
    (RB) Series A (MBIA)
    5.250%, 01/15/08                                         2,000           2,044
  Delaware County, Prerefunded 12/01/10 @ 101
    (GO)
    6.000%, 12/01/13                                           575             642
  Erie County Garbage & Refuse Landfill
    Improvement (GO) (FSA)
    5.500%, 12/01/20                                         1,305           1,465
  Fairfield City School District Improvement (GO)
    (FGIC)
    5.500%, 12/01/15                                         1,000           1,090
  Forest Hills Local School District (GO) (MBIA)
    6.000%, 12/01/08                                         1,210           1,289
    6.000%, 12/01/09                                           830             902
  Franklin County (GO)
    5.000%, 12/01/15                                         1,875           2,055
    5.000%, 12/01/16                                         1,000           1,093
  Franklin County Hospital Facilities Authority,
    Children's Hospital Project (RB) Series A
    6.000%, 11/01/06                                         1,035           1,050
  Greater Cleveland Regional Transportation
    Authority, Prerefunded 12/01/11 @ 100 (GO)
    Series A (MBIA)
    5.000%, 12/01/18                                           570             601
    5.000%, 12/01/19                                           495             521
  Greene County Sewer System (RB) (AMBAC)
    5.000%, 12/01/16                                         1,500           1,639
  Groveport-Madison Local School District (GO)
    2.200%, 12/01/06                                         1,008             989
  Hamilton City School District (GO) (MBIA)
    5.000%, 12/01/18                                         2,100           2,262
  Hamilton City School District (GO) Series A
    6.150%, 12/01/13                                         1,000           1,157
  Hamilton County Sewer System, Metropolitan
    Sewer District (RB) Series B (MBIA)
    5.000%, 12/01/17                                         1,325           1,442
  Hilliard (GO) (MBIA)
    5.000%, 12/01/21                                         1,000           1,071
  Indian Hill Exempted Village School District,
    Prerefunded 12/01/11 @ 100 (GO)
    5.500%, 12/01/16                                         1,300           1,428
  Lakota Local School District (GO) (FGIC)
    5.500%, 12/01/15                                           500             569
    5.500%, 12/01/16                                         1,380           1,579
    5.000%, 12/01/12                                         1,000           1,051
  Lebanon City School District, Prerefunded
    12/01/11 @ 100 (GO) (FSA)
    5.500%, 12/01/16                                         2,000           2,198
  Licking County Joint Vocational School District
    (GO) (MBIA)
    5.375%, 12/01/17                                         1,670           1,837
  Lima City School District, Prerefunded 12/01/10
    @ 102 (GO) (AMBAC)
    5.500%, 12/01/22                                         1,000           1,103

                                                                              60

Allegiant Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - continued
Ohio - continued
  Mad River Local School District (GO) (FGIC)
    5.750%, 12/01/14                                $        1,060  $        1,217
    5.750%, 12/01/19                                         1,020           1,125
  Mansfield City School District (GO)
    6.250%, 12/01/07                                         1,000           1,047
    6.250%, 12/01/09                                         1,000           1,095
  Miami University General Receipts (RB)
    (AMBAC)
    5.500%, 12/01/13                                         1,000           1,120
    5.000%, 09/01/15                                         1,695           1,856
  Middletown (GO) (FGIC)
    5.750%, 12/01/12                                           650             704
    5.750%, 12/01/13                                           640             697
  Montgomery County (GO)
    5.500%, 12/01/20                                         1,515           1,638
    5.375%, 12/01/16                                         1,250           1,363
  Montgomery County Solid Waste Authority (RB)
    (MBIA)
    5.350%, 11/01/10                                           900             920
    5.300%, 11/01/07                                         1,000           1,023
    5.125%, 11/01/08                                           500             512
  Montgomery County Water Authority, Greater
    Moraine, Beavercreek Project (RB) (AMBAC)
    5.250%, 11/15/06                                           500             506
  North Canton City School District (GO)
    (AMBAC)
    5.750%, 12/01/06                                           250             254
  North Royalton City School District (GO)
    (MBIA)
    6.625%, 12/01/06                                           975             998
  Oak Hills Local School District (GO) (MBIA)
    5.650%, 12/01/07                                           350             363
  Ohio Building Authority, Arts Facility Project
    (RB) Series A
    5.500%, 04/01/16                                         1,000           1,079
  Ohio Capital Corporation for Housing & Urban
    Development (RB) Series D (FHA)
    5.350%, 02/01/09                                           650             670
  Ohio Common School Capital Facility (GO)
    Series B
    5.500%, 09/15/13                                         2,640           2,944
  Ohio Conservation Projects (GO) Series A
    5.250%, 09/01/16                                         2,100           2,264
  Ohio Department of Administrative Services
    Office Project (COP) (AMBAC)
    5.000%, 12/15/12                                           500             524
  Ohio Housing Finance Agency, Single-Family
    Housing Mortgage (RB) Series A
    6.375%, 04/01/17                                            10              10
  Ohio Housing Finance Agency, Single-Family
    Housing Mortgage, Prerefunded 01/15/13 @
    81.88 (RB) (FGIC)
    5.529%, 01/15/15 (A)                                       420             257
  Ohio Infrastructure Improvement, Prerefunded
    02/01/10 @ 101 (GO) Series A
    5.750%, 02/01/12                                         1,000           1,089
  Ohio State Higher Educational Capital Facilities,
    Prerefunded 05/01/10 @ 100 (GO) Series B
    5.750%, 05/01/11                                         2,820           3,060
  Ohio State Higher Educational Facilities
    Commission, Case Western Reserve University
    Project (RB) Series A (VRDN)
    2.950%, 10/01/31                                         1,500           1,500
  Ohio State Higher Educational Facilities
    Commission, Case Western Reserve University
    Project (RB) Series C
    5.000%, 10/01/10                                           905             936
  Ohio State Higher Educational Facilities
    Commission, Kenyon College Project (RB)
    5.050%, 07/01/37                                         1,500           1,603
  Ohio State Higher Educational Facilities
    Commission, Oberlin College Project (RB)
    5.250%, 10/01/14                                         1,045           1,153
  Ohio State Higher Educational Facilities
    Commission, University of Dayton (RB)
    (AMBAC)
    5.500%, 12/01/11                                         2,500           2,750
  Ohio State Higher Educational Facilities
    Commission, Wittenberg University Project
    (RB)
    5.500%, 12/01/18                                         1,870           2,001
  Ohio State Higher Educational Facilities
    Commission, Xavier University (RB) (MBIA)
    5.300%, 05/15/17                                         2,000           2,081
  Ohio State University General Receipts,
    Prerefunded 12/01/09 @ 101 (RB) Series A
    5.750%, 12/01/13                                           615             668
  Ohio State Water & Pollution Control
    Development Authority, Water Quality Loan
    Funding Project, Prerefunded 12/01/07 @ 101
    (RB) (MBIA)
    5.000%, 12/01/14                                         1,700           1,762
  Ohio State Water Development Authority,
    Drinking Water Assistance Fund (RB) Series B
    5.000%, 06/01/15                                         1,345           1,473
    5.000%, 12/01/15                                         1,260           1,380
  Ohio State Water Development Authority, Fresh
    Water Project (RB) (ETM) (AMBAC)
    5.600%, 06/01/07                                         1,500           1,523
  Ohio State Water Development Authority, Fresh
    Water Project (RB) Series B (FSA)
    5.500%, 12/01/20                                         1,835           2,135
  Ohio State Water Development Authority, Pure
    Water Project (RB) (ETM) Series I (AMBAC)
    7.250%, 12/01/08                                           205             216
  Ohio Turnpike Commission Authority (RB)
    Series A (FGIC)
    5.500%, 02/15/17                                         1,500           1,712
  Olentangy Local School District (GO) (FSA)
    5.500%, 12/01/19                                         1,245           1,367
  Ottawa County (GO) (MBIA)
    5.400%, 09/01/11                                           500             531
  Parma City School District (GO)
    5.550%, 12/01/06                                           305             308
  Perrysburg Exempted Village School District
    (GO) Series B (FSA)
    5.750%, 12/01/12                                         1,225           1,378
  Princeton City School District (GO) (MBIA)
    5.250%, 12/01/17                                         2,025           2,220

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - continued
Ohio - continued
  Richland County (GO) (AMBAC)
    5.200%, 12/01/08                                $          515  $          526
  Sharonville (GO) (FGIC)
    5.250%, 06/01/13                                         1,000           1,099
  Southwest Licking Local School District (GO)
     (FGIC)
    5.750%, 12/01/15                                           550             637
    5.750%, 12/01/16                                           400             466
  Springboro Sewer System (RB) (MBIA)
    5.700%, 06/01/18                                         1,260           1,309
  Stow City School District (GO)
    9.125%, 12/01/06                                           580             604
  Strongsville City School District (GO)
    5.900%, 12/01/15                                           175             182
  Strongsville City School District (GO) (MBIA)
    5.200%, 12/01/09                                           670             710
    5.150%, 12/01/08                                         1,000           1,045
  Summit County (GO) (FGIC)
    6.000%, 12/01/09                                           790             857
  Summit County, Prerefunded 12/01/10 @ 101
       (GO) (FGIC)
    6.250%, 12/01/11                                         1,235           1,391
  Teays Valley Local School District, Facilities
    Construction & Improvement (GO) (MBIA)
    5.375%, 12/01/20                                         1,000           1,080
  Teays Valley Local School District, Prerefunded
    12/01/10 @ 100 (GO) (MBIA)
    5.000%, 12/01/19                                         1,070           1,158
  Troy City School District (GO) (FSA)
    5.000%, 12/01/18                                         1,065           1,148
  University of Cincinnati General Receipts (RB)
    Series D (AMBAC)
    5.000%, 06/01/16                                         2,000           2,177
  University of Cincinnati General Receipts (RB)
    Series T
    5.500%, 06/01/11                                         1,110           1,208
  Upper Arlington City School District (GO)(FSA)
    5.000%, 12/01/15                                         2,000           2,184
  Valley View Village Street Improvement (GO)
    (AMBAC)
    5.550%, 12/01/20                                           450             490
  Vandalia, Prerefunded 12/01/06 @ 101 (GO)
    5.350%, 12/01/09                                           505             517
  Warrensville Height City School District (GO)
     (FGIC)
    5.625%, 12/01/20                                         1,400           1,526
  Washington County Hospital Facility Authority,
    Marietta Area Health Care Project (RB) (FSA)
    5.375%, 09/01/18                                         1,500           1,591
  West Chester Township (GO) (AMBAC)
    5.750%, 12/01/15                                         2,145           2,483
  West Geauga Local School District (GO)
    (AMBAC)
    8.250%, 11/01/12                                           710             897
  Westerville (GO)
    5.250%, 12/01/12                                         1,205           1,289
  Wyoming City School District (GO) Series B
     (FGIC)
    5.750%, 12/01/13                                           135             153
    5.750%, 12/01/14                                           690             792
    5.750%, 12/01/15                                           740             857

    5.750%, 12/01/16                                           800             933
    5.750%, 12/01/17                                           400             469

                                                                    --------------
                                                                           148,335
----------------------------------------------------------------------------------
Puerto Rico - 4.6%
  Commonwealth of Puerto Rico (GO) (MBIA)
    6.250%, 07/01/10                                         2,000           2,219
  Commonwealth of Puerto Rico (GO) Series A
      (FSA)
    5.500%, 07/01/17                                         4,390           5,024

                                                                    --------------
                                                                             7,243
----------------------------------------------------------------------------------
Total Municipal Bonds
  (Cost $150,795)                                                          155,578
----------------------------------------------------------------------------------

                                                        Number
                                                      of Shares
                                                    --------------
AFFILIATED MONEY MARKET FUND - 0.7%
  Allegiant Ohio Municipal Money Market
    Fund, Class I+                                         995,405             995
  (Cost $995)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
  (Cost $151,790)*                                                         156,573
Other Assets & Liabilities - 0.9%                                            1,501
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                            $     158,074
----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $151,797.

       Gross unrealized appreciation (000)                           $       4,998
       Gross unrealized depreciation (000)                                    (222)
                                                                     -------------
       Net unrealized appreciation (000)                             $       4,776
----------------------------------------------------------------------------------

+ See Note 3 in Notes to Schedules of Investments.
(A) Zero Coupon Bond -  the rate shown is the effective yield at purchase date.

AMBAC - American Municipal Bond Assurance Corporation
COP - Certificate of participation
ETM - Escrowed to Maturity
FGIC - Federal Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Federal Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Bond Insurance Association
RB - Revenue Bond
VRDN - Variable Rate Demand Note: the rate shown is the rate in effect on
      February 28, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

                                                                              62

Allegiant Pennsylvania Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - 97.8%
Pennsylvania - 92.9%
  Allegheny County Higher Education Authority,
    Duquesne University Project (RB) (AMBAC)
    6.500%, 03/01/10                                $          380  $          421
  Allegheny County Higher Education Authority,
    Duquesne University Project (RB) (ETM)
    Series A (AMBAC)
    5.000%, 04/01/19                                           500             527
  Allegheny County Port Authority, Prerefunded
    03/01/09 @ 101 (RB) (MBIA)
    6.250%, 03/01/17                                           685             745
  Allegheny County Sewer Sanitation Authority
       (RB) (MBIA)
    5.750%, 12/01/09                                           225             243
  Allegheny Valley School District (GO) Series A
     (MBIA)
    5.000%, 11/01/19                                         1,500           1,611
  Blair County (GO) Series A (AMBAC)
    5.375%, 08/01/13                                           270             299
    5.000%, 08/01/12                                           500             539
  Blair County Hospital Authority, Altoona
    Hospital Project (RB) Series A (AMBAC)
    5.250%, 07/01/09                                           500             524
  Bradford County School District (GO) (FGIC)
    5.250%, 10/01/07                                           700             701
  Central Dauphin School District (GO) (FSA)
    5.000%, 12/01/20                                         1,000           1,069
  Chester County, Prerefunded 06/15/08 @ 100
       (GO)
    5.100%, 06/15/18                                         1,000           1,037
  Danville Area School District (GO) (FGIC)
    5.000%, 05/15/11                                           545             583
  Delaware County (GO)
    5.125%, 11/15/16                                           425             437
  Delaware River Port Authority, Pennsylvania &
    New Jersey Bridges Project (RB) (FSA)
    5.500%, 01/01/10                                           500             537
  Delaware Valley Regional Finance Authority (RB)
    Series A (AMBAC)
    5.900%, 04/15/16                                         1,000           1,003
  Erie County (GO) Series B (FGIC)
    5.000%, 09/01/21                                           920             988
  Fairview School District (GO) (FGIC)
    6.000%, 02/15/07                                           315             323
  Garnet Valley School District (GO) (FGIC)
    5.375%, 04/01/13                                           500             546
  Gettysburg College Municipal Authority (RB)
     (MBIA)
    5.375%, 08/15/13                                         1,000           1,108
  Montgomery County Higher Education & Health
    Authority, Foulkeways at Gwynedd Project
       (RB)
    6.000%, 11/15/07                                           105             105
    5.900%, 11/15/06                                           190             190
  Moon Area School District (GO) Series A (FGIC)
    5.202%, 11/15/11 (A)                                     1,520           1,214
  North Hills School District (GO) (FSA)
    5.000%, 12/15/19                                         1,055           1,142
  North Huntingdon Township (RB) (AMBAC)
    5.500%, 04/01/15                                         1,025           1,107
  North Wales Water Authority (RB) (FGIC)
    5.000%, 11/01/13                                           400             411
  Northampton County (GO)
    5.125%, 08/15/17                                           735             771
  Northampton County General Purpose Authority
       (RB)
    5.250%, 10/01/15                                         1,000           1,112
  Oxford Area School District, Prerefunded
    02/15/12 @ 100 (GO) Series A (FGIC)
    5.500%, 02/15/13                                           690             759
  Parkland School District (GO) (FGIC)
    5.375%, 09/01/14                                         1,000           1,117
  Pennsylvania Convention Center Authority (RB)
    (ETM) Series A (FGIC)
    6.000%, 09/01/19                                         2,000           2,372
  Pennsylvania State Higher Educational Facilities
    Authority, La Salle University Project (RB)
     (MBIA)
    5.625%, 05/01/17                                           500             507
  Pennsylvania State Industrial Development
    Authority, Economic Development Project
       (RB) (AMBAC)
    5.800%, 07/01/09                                           700             751
  Pennsylvania State Intergovernmental Cooperative
    Authority, Special Tax, City of Philadelphia
    Funding Program (RB) (FGIC)
    5.250%, 06/15/17                                           500             525
  Pennsylvania State Turnpike Commission (RB)
    Series A (FSA)
    5.000%, 07/15/15                                           915           1,001
  Pennsylvania State University (RB)
    5.250%, 08/15/11                                           475             515
    5.250%, 08/15/13                                         1,000           1,101
    5.000%, 03/01/13                                         1,000           1,080
  Pennsylvania State, Prerefunded 08/01/08 @ 101
    (GO) Second Series
    5.000%, 08/01/15                                         1,000           1,045
  Perkiomen Valley School District (GO) (FSA)
    5.000%, 02/01/17                                           100             103
  Philadelphia Hospital Authority, Graduate
    Hospital Project (RB) (ETM)
    7.000%, 07/01/10                                           205             220
  Philadelphia Parking Authority (RB) (AMBAC)
    5.125%, 02/01/09                                           250             262
  Philadelphia Redevelopment Authority,
    Neighborhood Tranformation Project (RB)
    Series A (FGIC)
    5.000%, 04/15/09                                           320             335
  Philadelphia Water & Waste Water Authority
       (RB) (MBIA)
    6.250%, 08/01/08                                           500             532
    6.250%, 08/01/11                                           200             226
    5.500%, 06/15/07                                         1,500           1,538
  Pittsburgh Area School District (GO) Series A
      (FSA)
    5.250%, 09/01/12                                         2,000           2,185
  Pittsburgh Public Parking Authority (RB) (ETM)
    (AMBAC)
    6.000%, 12/01/09                                           945           1,029

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL BONDS - continued
Pennsylvania - continued
  Pittsburgh Water & Sewer Authority (RB)
    (AMBAC)
    5.000%, 12/01/14                                $          185  $          198
  Pittsburgh Water & Sewer Authority (RB) Series
    A (FGIC)
    5.000%, 09/01/18                                           570             588
  Reading School District (GO) (FSA)
    5.000%, 01/15/17                                         1,000           1,089
  Southeastern Transportation Authority (RB)
    Series A (FGIC)
    5.250%, 03/01/17                                         1,070           1,128
  State Public School Building Authority, Delaware
    County Community College Project,
    Prerefunded 10/01/10 @ 100 (RB) (MBIA)
    5.750%, 10/01/16                                           150             164
  Tredyffrin-Easttown School District (GO)
    5.000%, 02/15/15                                           500             545
  Twin Valley School District (GO) (FSA)
    5.000%, 04/01/17                                           700             758
  Washington County Lease Authority, Special Sub-
    Series (RB) (ETM)
    7.875%, 12/15/18                                         1,000           1,365
  West Whiteland Municipal Sewer Authority (RB)
      (ETM)
    6.400%, 09/15/13                                           240             267
  Woodland Hills School District (GO) Series D
      (FSA)
    5.000%, 09/01/15                                         1,000           1,095
  York County (GO) (MBIA)
    5.000%, 06/01/17                                         1,000           1,088
                                                                    --------------
                                                                            44,781
----------------------------------------------------------------------------------
Puerto Rico - 4.9%
  Commonwealth of Puerto Rico (GO) (MBIA)
    6.250%, 07/01/12                                           500             573
  Commonwealth of Puerto Rico (GO) Series A
      (FSA)
    5.500%, 07/01/17                                         1,500           1,717
  Puerto Rico Housing Finance Authority, Multi-
    Family Housing Mortgage Project (RB) (FHA)
    7.400%, 04/01/07                                            50              50
    7.300%, 10/01/06                                            40              40

                                                                    --------------
                                                                             2,380
----------------------------------------------------------------------------------
Total Municipal Bonds
  (Cost $45,505)                                                            47,161
----------------------------------------------------------------------------------

                                                        Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
AFFILIATED MONEY MARKET FUND - 1.2%
  Allegiant Pennsylvania Tax-Exempt Money
    Market Fund, Class I+                                  551,005  $          551
  (Cost $551)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
  (Cost $46,056)*                                           47,712
------------------------------------------------------------------
Other Assets & Liabilities -  1.0%                             490
------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                           $       48,202
------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is (000) $46,056.

       Gross unrealized appreciation (000)          $        1,705
       Gross unrealized depreciation (000)                     (49)
                                                    --------------
       Net unrealized appreciation (000)            $        1,656
                                                    --------------

+   See Note 3 in Notes to Schedules of Investments.
(A) Zero Coupon Bond -  the rate shown is the effective yield at purchase date.

AMBAC - American Municipal Bond Assurance Corporation
ETM   - Escrowed to Maturity
FGIC  - Federal Guaranty Insurance Corporation
FHA   - Federal Housing Authority
FSA   - Federal Security Assurance
GO    - General Obligation
MBIA  - Municipal Bond Insurance Association
RB    - Revenue Bond
See Notes to Schedules of Investments.

                                                                              64

                                         Allegiant Government Money Market Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.6%
Federal Farm Credit Bank - 7.8%
  Federal Farm Credit Bank (FRN)
    4.461%, 07/25/06                                $       15,000  $       15,000
    4.510%, 09/29/06                                        15,000          14,997
    4.480%, 10/04/06                                         3,450           3,449
    4.713%, 01/22/07                                        15,000          15,000
  Federal Farm Credit Bank (MTN)
    1.850%, 03/03/06                                         4,700           4,700
    2.500%, 03/15/06                                        10,000           9,995
    2.125%, 07/17/06                                         7,500           7,427
                                                                    --------------
                                                                            70,568
----------------------------------------------------------------------------------
Federal Home Loan Bank - 17.2%
  Federal Home Loan Bank (FRN)
    4.404%, 03/28/06                                         6,000           6,000
    4.630%, 05/16/06                                        26,000          25,996
    4.360%, 06/13/06                                        24,300          24,297
    4.570%, 08/02/06                                        10,000           9,999
    4.371%, 12/22/06                                        20,000          19,991
  Federal Home Loan Bank (MTN)
    2.500%, 03/30/06                                        25,000          24,964
    3.625%, 05/12/06                                        13,000          12,978
    2.875%, 05/22/06                                         5,000           4,980
    2.070%, 06/02/06                                        10,000           9,933
    1.875%, 06/15/06                                        10,000           9,917
    3.500%, 08/15/06                                         5,000           4,971
  Federal Home Loan Bank (STEP)
    3.000%, 08/18/06                                         3,000           2,974
                                                                    --------------
                                                                           157,000
----------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corporation - 10.8%
  Federal Home Loan Mortgage
Corporation (FRN)
    4.389%, 12/27/06                                         5,600           5,597
  Federal Home Loan Mortgage
Corporation (MTN)
    2.000%, 04/12/06                                        11,800          11,768
    2.375%, 04/15/06                                        20,141          20,085
    3.000%, 05/26/06                                         4,010           3,994
    2.090%, 07/06/06                                         7,337           7,271
    5.500%, 07/15/06                                        24,970          25,035
    2.625%, 07/21/06                                         1,655           1,642
    2.750%, 08/15/06                                        23,295          23,087
                                                                    --------------
                                                                            98,479
----------------------------------------------------------------------------------
Federal National Mortgage
Association - 13.8%
  Federal National Mortgage
Association (FRN)
    4.665%, 05/22/06                                        10,000           9,999
    4.325%, 09/07/06                                        25,000          24,993
  Federal National Mortgage
Association (MTN)
    2.150%, 04/13/06                                        15,000          14,960
    2.125%, 04/15/06                                         3,400           3,390
    2.100%, 04/19/06                                         9,820           9,790
    5.500%, 05/02/06                                         4,200           4,205
    2.250%, 05/15/06                                        10,650          10,599
    2.260%, 05/17/06                                        10,000           9,953
    3.010%, 06/02/06                                        10,000           9,961
    2.500%, 06/15/06                                        20,570          20,444
    3.250%, 07/31/06                                         4,450           4,425
    2.750%, 08/11/06                                         3,000           2,975
                                                                    --------------
                                                                           125,694
----------------------------------------------------------------------------------
Total U.S. Government Agency
Obligations
  (Cost $451,741)                                                          451,741
----------------------------------------------------------------------------------

                                                        Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
MONEY MARKET FUND - 1.1%
  BlackRock Liquidity Funds FedFund                      9,607,452  $        9,607
  (Cost $9,607)
----------------------------------------------------------------------------------
                                                          Par
                                                         (000)
REPURCHASE AGREEMENTS - 49.4%
  Bank of America
    4.560% (dated 02/28/06, due 03/01/06,
    repurchase price $40,005,077, collateralized by
    Federal National Mortgage Association Bond,
    5.000%, due 04/01/35, total market value
    $40,800,001)                                    $       40,000          40,000
  Credit Suisse First Boston
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $40,005,078, collateralized by
    Federal Home Loan Mortgage Corporation
    Bond and Federal National Mortgage
    Association Bond, 4.046% to 6.041%, due
    05/01/28 to 10/01/35, total market value
    $40,800,190)                                            40,000          40,000
  Goldman Sachs
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $175,022,215, collateralized
    by Federal National Mortgage Association
    Bonds, 4.500% to 5.500%, due 06/01/20 to
    04/01/34, total market value $178,500,000)             175,000         175,000
  Greenwich Capital
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $40,005,078, collateralized by
    Federal National Mortgage Association Bonds,
    3.252% to 4.408%, due 03/01/36, total market
    value $40,802,691)                                      40,000          40,000
  Morgan Stanley
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $155,019,676, collateralized
    by Federal National Mortgage Association
    Bonds, 3.690% to 4.877%, due 10/01/33 to
    09/01/35, total market value $158,637,873)             155,000         155,000
----------------------------------------------------------------------------------
Total Repurchase Agreements
  (Cost $450,000)                                                          450,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.1%
  (Cost $911,348)*                                                         911,348
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (0.1)%                                          (522)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      910,826
----------------------------------------------------------------------------------
* Also cost for federal income tax purposes.

FRN  - Floating Rate Note: the rate shown is the rate in effect on
       February 28, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
MTN  - Medium Term Note
STEP - Stepped Coupon Bond: the rate shown is the rate in effect on
       February 28, 2006.

See Notes to Schedules of Investments.

                                                                              65

Allegiant Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
COMMERCIAL PAPER\^ - 44.1%
Banks - 3.1%
  ANZ
    4.600%, 04/25/06                                $       30,000  $       29,789
  Societe Generale North America
    4.380%, 03/06/06                                         9,800           9,794
    4.600%, 04/20/06                                        20,500          20,373
  Svenska Handelsbanken
    4.425%, 04/03/06                                        30,000          29,878
                                                                    --------------
                                                                            89,834
----------------------------------------------------------------------------------
Finance-Automotive - 1.0%
  DaimlerChrysler Revolving Auto Conduit
    4.450%, 03/14/06                                        30,000          29,952
----------------------------------------------------------------------------------
Financial Conduits - 33.9%
  Amstel Funding
    4.360%, 03/07/06                                        25,000          24,982
    4.400%, 03/29/06                                        15,000          14,949
    4.450%, 04/10/06                                        25,000          24,876
    4.700%, 05/19/06                                        20,000          19,794
  Atlantis One Funding
    4.260%, 03/07/06                                        20,000          19,986
    4.440%, 04/11/06                                        20,000          19,899
    4.620%, 05/09/06                                        15,000          14,867
  Barton Capital
    4.410%, 03/06/06                                        25,000          24,985
    4.470%, 04/05/06                                        10,000           9,957
  Cancara Asset Securitization
    4.360%, 03/01/06                                        15,000          15,000
    4.390%, 03/15/06                                        25,000          24,957
    4.560%, 04/07/06                                        10,000           9,953
    4.470%, 04/11/06                                         7,528           7,490
    4.640%, 05/11/06                                        15,000          14,863
  Edison Asset Securitization LLC
    4.380%, 03/15/06                                        22,150          22,112
    4.470%, 04/17/06                                        15,000          14,912
    4.610%, 04/25/06                                        15,000          14,894
    4.630%, 05/15/06                                        30,000          29,711
  Fountain Square Funding
    4.400%, 03/07/06                                        10,000           9,993
    5.500%, 03/20/06                                        15,223          15,221
    4.650%, 04/27/06                                        25,000          24,816
    4.700%, 05/31/06                                        30,000          29,644
  Galaxy Funding
    4.510%, 04/21/06                                        30,000          29,808
    4.670%, 05/23/06                                        30,000          29,677
  Gemini Securitization
    4.380%, 03/03/06                                        15,000          14,996
    4.390%, 03/16/06                                        20,000          19,963
    4.420%, 03/31/06                                        15,000          14,945
    4.660%, 05/19/06                                        30,000          29,693
  Govco
    4.650%, 05/15/06                                        34,000          33,671
  Greyhawk Funding LLC
    4.415%, 03/13/06                                         9,000           8,987
    4.520%, 03/21/06                                        30,000          29,925
  Liberty Street Funding
    4.510%, 03/01/06                                        25,000          25,000
  Market Street Funding
    4.520%, 03/16/06                                        30,000          29,943
    4.630%, 04/17/06                                         7,500           7,456
  Mont Blanc Capital
    4.580%, 04/17/06                                        30,613          30,430
  Old Slip Funding
    4.430%, 03/28/06                                        25,256          25,172
  Park Avenue Receivables
    4.510%, 03/17/06                                        30,000          29,940
  Public Square Funding
    4.570%, 03/01/06                                        30,000          30,000
  Solitaire Funding
    4.630%, 05/11/06                                        25,000          24,772
    4.690%, 05/23/06                                        20,000          19,785
  Three Pillars Funding
    4.430%, 03/24/06                                        25,274          25,202
  Three Rivers Funding
    4.400%, 03/16/06                                        30,000          29,943
  Thunder Bay Funding
    4.450%, 03/10/06                                        25,311          25,283
    4.510%, 04/20/06                                        15,000          14,906
    4.666%, 05/22/06                                        15,000          14,841
  Variable Funding Capital
    4.380%, 03/13/06                                        25,000          24,963
    4.560%, 04/05/06                                        25,000          24,889

                                                                    --------------
                                                                         1,002,051
----------------------------------------------------------------------------------
Financial Services - 6.1%
  Allianz Finance
    4.370%, 03/06/06                                        20,000          19,988
  Ciesco
    4.570%, 04/11/06                                        30,000          29,844
    4.620%, 04/21/06                                        10,000           9,934
  Dexia Delaware LLC
    4.290%, 03/17/06                                        10,000           9,981
  HBOS Treasury Services
    4.640%, 05/16/06                                        30,000          29,706
    4.665%, 05/17/06                                        32,000          31,681
  ING America Insurance
    4.670%, 05/19/06                                        40,000          39,590
  UBS Finance
    4.720%, 06/06/06                                        10,600          10,465
                                                                    --------------
                                                                           181,189
----------------------------------------------------------------------------------
Total Commercial Paper
  (Cost $1,303,026)                                                      1,303,026
----------------------------------------------------------------------------------
CORPORATE BONDS - 12.0%
Banks - 9.1%
  Bank of America (FRN)
    4.550%, 05/08/06                                        30,000          30,000
  Barclays Bank PLC (FRN)
    4.508%, 04/18/06                                        15,000          14,999
    4.512%, 06/21/06                                        10,000           9,999
  Credit Suisse First Boston (FRN)
    4.540%, 05/09/06                                        20,000          20,000
    4.550%, 07/19/06                                        20,000          20,001
  First USA Bank (FRN)
    4.920%, 05/18/06                                         8,400           8,403
  HSBC Bank USA NA (FRN)
    4.720%, 05/04/06                                        20,000          20,002
  Royal Bank of Canada (FRN)
    4.490%, 03/16/06                                        20,000          20,000
  Royal Bank of Scotland (FRN)
    4.490%, 07/05/06                                        10,100          10,098

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
CORPORATE BONDS - continued
Banks - continued
  SunTrust Bank (FRN)
    4.519%, 03/24/06                                $       25,000  $       25,001
    4.750%, 05/17/06                                        10,000          10,001
  Wachovia Bank NA (FRN)
    4.550%, 10/02/06                                        30,000          30,000
  Wells Fargo (FRN)
    4.540%, 03/03/06                                        30,000          30,000
    4.581%, 09/15/06                                        20,000          20,014

                                                                    --------------
                                                                           268,518
----------------------------------------------------------------------------------
Financial Services - 1.8%
  Citigroup (FRN) (MTN)
    4.521%, 03/29/06                                        12,000          12,001
  Merrill Lynch (FRN) (MTN)
    4.880%, 04/18/06                                        20,000          20,008
  Morgan Stanley (FRN) (MTN)
    4.810%, 05/05/06                                        20,000          20,003

                                                                    --------------
                                                                            52,012
----------------------------------------------------------------------------------
Insurance - 1.1%
  John Hancock Global Funding II (FRN)
    4.627%, 03/06/06 (A)                                    33,000          33,001
----------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $353,531)                                                          353,531
----------------------------------------------------------------------------------
MASTER NOTE - 1.7%
Banks - 1.7%
  Banc of America (FRN)
    4.630%, 03/01/06                                        50,000          50,000
  (Cost $50,000)
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 12.5%
Domestic - 1.0%
  American Express Bank
    4.450%, 03/22/06                                        10,000          10,000
  Branch Banking & Trust
    4.410%, 03/06/06                                        20,000          20,000

                                                                    --------------
                                                                            30,000
----------------------------------------------------------------------------------
Euro - 0.7%
  Deutsche Bank
    4.520%, 04/12/06                                        20,000          20,000
----------------------------------------------------------------------------------
Yankee - 10.8%
  Abbey National Treasury Services
    4.500%, 03/28/06                                        20,000          20,000
    4.570%, 04/10/06                                        15,000          15,000
  Barclays Bank PLC NY
    4.590%, 04/10/06                                        15,000          15,000
  BNP Paribas NY
    4.580%, 06/06/06                                        25,000          25,000
  Credit Suisse First Boston NY
    4.490%, 04/10/06                                        10,000          10,000
    4.665%, 04/24/06                                        15,000          15,000
  Deutsche Bank NY
    4.625%, 07/06/06                                        25,000          25,000
  Dexia Credit NY
    4.490%, 04/06/06                                        15,000          15,000
  Fortis Bank NY
    4.480%, 04/11/06                                        25,000          25,000
  HBOS Treasury Services NY
    4.610%, 06/16/06                                        15,000          15,000
  HSBC Bank
    4.665%, 05/09/06                                        20,000          20,000
  Lloyds TSB Bank NY
    4.500%, 04/12/06                                        15,000          15,000
  Rabobank Nederland NY
    4.600%, 06/15/06                                        15,000          14,998
  Royal Bank of Canada NY
    4.710%, 05/22/06                                        10,000          10,000
  Societe Generale NY
    4.620%, 07/10/06                                        25,000          25,000
  Toronto Dominion NY
    3.860%, 04/07/06                                        20,000          19,986
    3.852%, 07/05/06                                        10,000           9,962
  UBS AG
    4.390%, 03/09/06                                        25,000          25,000

                                                                    --------------
                                                                           319,946
----------------------------------------------------------------------------------
Total Certificates of Deposit
  (Cost $369,946)
----------------------------------------------------------------------------------
                                                                           369,946
                                                                    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.9%
Federal Farm Credit Bank - 0.6%
  Federal Farm Credit Bank (FRN)
    4.510%, 09/29/06                                        19,000          18,997
----------------------------------------------------------------------------------
Federal Home Loan Bank - 3.4%
  Federal Home Loan Bank (FRN)
    4.605%, 05/10/06                                        19,300          19,298
    4.630%, 05/16/06                                        25,000          24,996
    4.371%, 12/22/06                                        30,000          29,987
  Federal Home Loan Bank (MTN)
    2.375%, 04/05/06                                        20,000          19,962
    2.250%, 05/15/06                                         5,000           4,978

                                                                    --------------
                                                                            99,221
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation - 0.9%
  Federal Home Loan Mortgage Corporation (MTN)
    2.375%, 04/15/06                                        26,000          25,934
----------------------------------------------------------------------------------
Federal National Mortgage Association - 1.0%
  Federal National Mortgage Association (FRN)
    4.325%, 09/07/06                                        30,000          29,992
----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $174,144)                                                          174,144
----------------------------------------------------------------------------------
FUNDING AGREEMENTS - 2.7%
  New York Life Funding Agreement (FRN)
    4.114%, 06/07/06                                        40,000          40,000
  Travelers Funding Agreement (FRN)
    4.567%, 09/16/06                                        40,000          40,000
----------------------------------------------------------------------------------
Total Funding Agreements
  (Cost $80,000)
                                                                            80,000
----------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 1.4%
Colorado - 0.4%
  Denver City & County School District (COP)
    Series A (AMBAC) (VRDN)
    4.550%, 12/15/18                                         6,200           6,200

                                                                              67

Allegiant Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
Colorado - continued
  Denver City & County School District (COP)
    Series B (AMBAC) (VRDN)
    4.550%, 12/15/18                                $        6,200  $        6,200

                                                                    --------------
                                                                            12,400
----------------------------------------------------------------------------------
Connecticut - 0.4%
  Connecticut State Housing Finance Authority
    (RB) Series F-1 (AMBAC) (VRDN)
    4.560%, 11/15/16                                        10,044          10,044
----------------------------------------------------------------------------------
Georgia - 0.6%
  Aquarium Parking Deck (RB)
    (LOC - SunTrust Bank) (VRDN)
    4.600%, 04/01/20                                         9,800           9,800
  Savannah College of Art & Design (RB)
    (LOC - Bank of America) (VRDN)
    4.570%, 04/01/24                                         7,400           7,400

                                                                    --------------
                                                                            17,200
----------------------------------------------------------------------------------
Total Municipal Securities
  (Cost $39,644)                                                            39,644
----------------------------------------------------------------------------------

                                                         Number
                                                       of Shares
                                                    --------------
MONEY MARKET FUND - 0.4%
  BlackRock Temp Fund                                   13,029,955          13,030
  (Cost $13,030)
----------------------------------------------------------------------------------

                                                           Par
                                                          (000)
                                                    --------------
REPURCHASE AGREEMENTS - 19.4%
  Bank of America
    4.560% (dated 02/28/06, due 03/01/06,
    repurchase price $158,020,013, collateralized
    by Federal National Mortgage Association
    Bonds, 5.000%, due 03/01/35 to 04/01/35,
    total market value $161,160,000)                $      158,000         158,000
  Credit Suisse First Boston
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $70,008,886, collateralized by
    Federal National Mortgage Association Bonds,
    4.114% to 4.858%, due 05/01/33 to 10/01/35,
    total market value $71,404,431)                         70,000          70,000
  Goldman Sachs
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $145,018,407, collateralized
    by Federal National Mortgage Association
    Bond, 6.000%, due 02/01/21, total market
    value $147,900,001)                                    145,000         145,000
  Greenwich Capital
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $140,017,772, collateralized
    by Federal National Mortgage Association
    Bonds, 1.885% to 4.408%, due 02/01/36 to
    03/01/36, total market value $142,801,162)             140,000         140,000
  Morgan Stanley
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $60,007,617, collateralized by
    Federal National Mortgage Association Bonds,
    4.686% to 4.835%, due 08/01/35 to 09/01/35,
    total market value $61,421,414)                         60,000          60,000

----------------------------------------------------------------------------------
Total Repurchase Agreements
  (Cost $573,000)                                                          573,000
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
  (Cost $2,956,321)*                                                     2,956,321
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (0.1)%                                        (3,768)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $    2,952,553
----------------------------------------------------------------------------------
* Also cost for federal income tax purposes.
+ The rate shown is the effective yield at purchase date.
(A) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC - American Municipal Bond Assurance Corporation
COP   - Certificate of Participation
FRN   - Floating Rate Note: the rate shown is the rate in effect on
        February 28, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
LLC  -  Limited Liability Company
LOC  -  Letter of Credit
MTN  -  Medium Term Note
PLC  -  Public Liability Company
RB   -  Revenue Bond
VRDN -  Variable Rate Demand Note: the rate shown is the rate in effect on
        February 28, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

                                     Allegiant Ohio Municipal Money Market Fund
                                                         SCHEDULE OF INVESTMENTS
                                                   February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - 100.1%
Ohio - 100.1%
  Allen County Health Care Facilities, Mennonite
    Memorial Home Project (RB)
    (LOC - Wells Fargo Bank) (VRDN)
    3.200%, 02/01/18                                $        2,470  $        2,470
  Butler County (BAN) (GO) Series C
    4.000%, 09/21/06                                         2,420           2,434
  Clark County (BAN) (GO)
    3.000%, 03/30/06                                         1,360           1,360
  Cleveland Waterworks (RB) Series L (FGIC)
    (VRDN)
    3.160%, 01/01/33                                        13,435          13,435
  Cleveland Waterworks (RB) Series M (FSA)
    (VRDN)
    3.170%, 01/01/33                                           965             965
  Columbus Sewer & Water Improvement
    Authority (RB) (VRDN)
    3.180%, 06/01/11                                         6,000           6,000
  Coshocton County Hospital Facilities Authority,
    Memorial Hospital Project (RB)
    (LOC - Bank One) (VRDN)
    3.230%, 03/01/19                                         1,000           1,000
  Cuyahoga County (TECP)
    3.000%, 03/15/06                                         5,000           5,000
  Cuyahoga County Civic Facility, Oriana Services
    Project (RB) (LOC - Bank One) (VRDN)
    3.430%, 04/01/16                                         1,470           1,470
  Cuyahoga County Economic Development
    Authority, Cleveland Animal League Project
    (RB) (LOC - Fifth Third Bank) (VRDN)
    3.200%, 10/01/22                                         1,870           1,870
  Cuyahoga County Economic Development
    Authority, Gilmour Academy Project (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.200%, 02/01/22                                         2,100           2,100
  Cuyahoga County Economic Development
    Authority, Magnificat High School Project (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.210%, 06/01/30                                         1,880           1,880
  Cuyahoga County Economic Development
    Authority, Positive Education Program (RB)
    (LOC - Key Bank) (VRDN)
    3.280%, 08/01/20                                         2,595           2,595
  Cuyahoga County Port Authority, Euclid Garage
    Office Project (RB) (LOC - Fifth Third Bank)
    (VRDN)
    3.230%, 01/01/34                                         6,305           6,305
  Cuyahoga County Port Authority, Laurel School
    Project (RB) (LOC - Key Bank) (VRDN)
    3.280%, 06/01/24                                         4,400           4,400
  Delaware County (BAN) (GO)
    4.000%, 08/15/06                                         1,270           1,276
  Dublin City School District (BAN) (GO)
    3.390%, 11/16/06                                         3,000           3,005
  Franklin County Health Care Facility, Creekside
    at the Village Project (RB) (LOC - Key Bank)
    (VRDN)
    3.230%, 05/01/34                                         2,435           2,435
  Franklin County Health Care Facility, Friendship
    Village of Dublin Project (RB) Series B
    (LOC - Lasalle Bank) (VRDN)
    3.200%, 11/01/34                                         7,120           7,120
  Franklin County Hospital Authority, Holy Cross
    Health Systems Project (RB) (VRDN)
    3.200%, 06/01/16                                        10,570          10,570
  Franklin County Industrial Development Revenue
    Authority, Bricker & Eckler Project (RB)
    (LOC - Bank One) (VRDN)
    3.360%, 11/01/14                                         1,700           1,700
  Franklin County, Trinity Health Credit Group
    Project (RB) Series F (VRDN)
    3.200%, 12/01/30                                        19,250          19,250
  Fulton County, Fulton County Health Center
    Project (RB) (LOC - JP Morgan Chase)
    (VRDN)
    3.210%, 11/01/35                                         1,300           1,300
  Geauga County Health Care Facilities, Montefiore
    Housing Corporation Project (RB)
    (LOC - Key Bank) (VRDN)
    3.280%, 01/01/26                                         1,940           1,940
  Greene County (BAN) (GO)
    4.500%, 12/14/06                                         1,000           1,009
  Hamilton County Economic Development
    Authority, Cincinnati Arts Association Project
    (RB) (LOC - Fifth Third Bank) (VRDN)
    3.200%, 11/01/23                                         1,000           1,000
  Hamilton County Economic Development
    Authority, Cincinnati-Hamilton Project (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.200%, 09/01/25                                           835             835
  Hamilton County Economic Development
    Authority, Jordon Complex Project (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.200%, 12/01/24                                         1,000           1,000
  Hamilton County Economic Development
    Authority, Taft Museum Project (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.200%, 05/01/27                                         4,245           4,245
  Hamilton County Health Care Facilities
    Authority, Twin Towers & Twin Lakes Project
    (RB) Series A (LOC - U.S. Bank) (VRDN)
    3.210%, 07/01/23                                         3,000           3,000
  Hamilton County Hospital Facilities, Health
    Alliance (RB) Series B (MBIA) (VRDN)
    3.190%, 01/01/18                                         2,000           2,000
  Hamilton Waste Water System (BAN) (GO)
    4.250%, 01/25/07                                         1,150           1,158
  Hancock County (BAN) (GO) Series A
    4.250%, 11/10/06                                         1,000           1,007
  Highland Heights (BAN) (GO)
    3.500%, 10/05/06                                           800             803
  Hunting Valley (BAN) (GO)
    3.750%, 10/05/06                                         1,000           1,004
  Jefferson Local School District, Madison County
    (BAN) (GO)
    4.000%, 11/28/06                                         2,300           2,309

                                                                              69

Allegiant Ohio Municipal Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
Ohio - continued
  Kent State University General Receipts (RB)
    (MBIA) (VRDN)
    3.200%, 05/01/31                                $       21,005  $       21,005
  Lakewood City School District (BAN) (GO)
    3.500%, 09/14/06                                         5,000           5,012
  Lima Hospital Facilities Authority, Lima
    Memorial Hospital Project (RB)
    (LOC - Bank One) (VRDN)
    3.280%, 12/01/10                                         1,015           1,015
    3.270%, 06/01/33                                         2,300           2,300
  Logan County, Sewer System Improvement
     (BAN) (GO)
    4.210%, 02/07/07                                           365             368
  Lucas County Healthcare Facilities, Sunset
    Retirement Community Project (RB) Series B
    (LOC - Fifth Third Bank) (VRDN)
    3.190%, 08/15/30                                           495             495
  Middleberg Heights Hospital Authority,
    Southwest General Health Care Center Project
      (RB) (FSA)
    6.750%, 08/15/06                                         1,400           1,423
  North Ridgeville (BAN) (GO)
    4.000%, 09/21/06                                         1,000           1,003
  Ohio State (GO) Series B (VRDN)
    3.200%, 08/01/17                                        14,620          14,620
    3.200%, 08/01/21                                         1,000           1,000
  Ohio State (GO) Series D (VRDN)
    3.200%, 02/01/19                                         8,100           8,100
  Ohio State Air Quality Development Authority,
    Ohio Edison Project (RB) Series A
    (LOC - Wachovia Bank) (VRDN)
    3.170%, 02/01/14                                        16,550          16,550
  Ohio State Air Quality Development Authority,
    Ohio Edison Project (RB) Series C
    (LOC - Wachovia Bank) (VRDN)
    2.950%, 06/01/23                                         2,550           2,550
  Ohio State Air Quality Pollution Control
    Development Authority, Sohio Water Project
      (RB) (VRDN)
    3.030%, 05/01/22                                         2,110           2,110
  Ohio State Air Quality Pollution Control
    Development Authority, Timken Company
    Project (RB) (LOC - Key Bank) (VRDN)
    3.340%, 06/01/33                                         6,000           6,000
  Ohio State Economic Development Authority,
    YMCA Greater Cincinnati Project (RB)
    (LOC - Bank One) (VRDN)
    3.220%, 11/01/21                                         4,200           4,200
  Ohio State Higher Education (GO) Series B
    4.000%, 05/01/06                                         4,400           4,409
  Ohio State Higher Educational Facilities
    Commission, Ashland University Project (RB)
    (LOC - Key Bank) (VRDN)
    3.230%, 09/01/24                                         4,700           4,700
  Ohio State Higher Educational Facilities
    Commission, Case Western Reserve University
    Project (RB) Series A (VRDN)
    3.170%, 10/01/31                                        24,225          24,225
  Ohio State Higher Educational Facilities
    Commission, Kenyon College Project (RB)
    Series K (VRDN)
    3.230%, 08/01/33                                         1,100           1,100
  Ohio State Higher Educational Facilities
    Commission, Oberlin College Project (RB)
    Series A (VRDN)
    3.170%, 10/01/29                                         7,405           7,405
  Ohio State Higher Educational Facilities
    Commission, Pooled Financing Program (RB)
    Series A (LOC - Fifth Third Bank) (VRDN)
    3.270%, 09/01/24                                         3,490           3,490
    3.220%, 09/01/27                                           490             490
  Ohio State Higher Educational Facilities
    Commission, Xavier University Project (RB)
    (LOC - U.S. Bank) (VRDN)
    3.170%, 05/01/15                                         5,100           5,100
  Ohio State Higher Educational Facilities
    Commission, Xavier University Project (RB)
    Series B (LOC - U.S. Bank) (VRDN)
    3.170%, 11/01/30                                         8,900           8,900
  Ohio State Infrastructure (GO) Series A (VRDN)
    3.200%, 02/01/23                                         9,105           9,105
  Ohio State University (TECP)
    3.060%, 03/01/06                                         5,450           5,450
  Ohio State University General Receipts (RB)
     (FSA) (VRDN)
    3.220%, 12/01/26                                           800             800
  Ohio State University General Receipts (RB)
    (VRDN)
    3.180%, 12/01/21                                         2,000           2,000
    3.130%, 12/01/27                                         4,000           4,000
    3.180%, 12/01/31                                         3,000           3,000
  Ohio State Water Development Authority,
    Pollution Control Facilities, Cleveland Electric
    Illuminating Project (RB) Series B
    (LOC - Barclays Bank) (VRDN)
    3.230%, 08/01/20                                         6,900           6,900
  Ohio State Water Development Authority, Pure
    Water (RB) Series B (MBIA) (VRDN)
    3.200%, 12/01/18                                           575             575
  Ohio State Water Development Authority,
    Timken Company Project (RB)
    (LOC - Northern Trust Company) (VRDN)
    3.340%, 11/01/25                                         2,000           2,000
  Ohio State Water Development Authority,
    Timken Company Project (RB)
    (LOC - Wachovia Bank) (VRDN)
    3.230%, 05/01/07                                         3,900           3,900
  Penta County Career Center (TAN)
    4.250%, 03/01/07                                         3,000           3,022
  Portage County Health Care Facility, Hattie
    Larham Project (RB) (LOC - Bank One)
    (VRDN)
    3.430%, 02/01/17                                         2,040           2,040
  Rocky River, Lutheran West High School Project
    (RB) (LOC - Fifth Third Bank) (VRDN)
    3.200%, 12/01/22                                         2,500           2,500
  Sandy Valley Local School District (BAN) (GO)
    4.250%, 06/21/06                                         1,000           1,003

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
Ohio - continued
  Scioto County Hospital Facilities Authority, VHA
    Central Capital Asset Financing Program (RB)
    Series C (AMBAC) (VRDN)
    3.190%, 12/01/25                                $        2,800  $        2,800
  Scioto County Hospital Facilities Authority, VHA
    Central Capital Asset Financing Program (RB)
    Series D (AMBAC) (VRDN)
    3.190%, 12/01/25                                         1,150           1,150
  Scioto County Hospital Facilities Authority, VHA
    Central Capital Asset Financing Program (RB)
    Series E (AMBAC) (VRDN)
    3.190%, 12/01/25                                         1,065           1,065
  Scioto County Hospital Facilities Authority, VHA
    Central Capital Asset Financing Program (RB)
    Series F (AMBAC) (VRDN)
    3.190%, 12/01/25                                         1,175           1,175
  Scioto County Hospital Facilities Authority, VHA
    Central Capital Asset Financing Program (RB)
    Series G (AMBAC) (VRDN)
    3.190%, 12/01/25                                           650             650
  Shaker Heights City School District (BAN) (GO)
    4.000%, 10/19/06                                           570             574
  Sharonville Industrial Development Authority,
    Edgecomb Metals Project (RB)
    (LOC - Wells Fargo Bank) (VRDN)
    3.200%, 11/01/09                                         4,360           4,360
  Solon (BAN) (GO)
    3.750%, 11/29/06                                         2,000           2,006
  Toledo-Lucas County Port Authority (RB)
    Series C (LOC - Sovereign Bank) (VRDN)
    3.190%, 05/15/38                                         8,500           8,500
  University of Akron General Receipts (RB)
    (FGIC) (VRDN)
    3.180%, 01/01/29                                        11,400          11,400
  University of Cincinnati General Receipts (BAN)
      (RB)
    4.500%, 01/25/07                                         1,000           1,011
  University of Cincinnati General Receipts (BAN)
    (RB) Series C
    4.000%, 03/28/06                                         1,645           1,647
  University of Cincinnati General Receipts (RB)
    Series B (AMBAC) (VRDN)
    3.180%, 06/01/31                                         5,585           5,585
  Upper Valley Joint Vocational School District
     (BAN) (GO)
    4.250%, 11/28/06                                         2,530           2,545
  Walnut Hills High School Alumni Foundation,
    School Improvements Fund (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.240%, 12/01/06                                         1,180           1,180
  Warren County Healthcare Facilities Authority,
    Otterbein Homes Project (RB) Series B
    (LOC - Fifth Third Bank) (VRDN)
    3.220%, 07/01/23                                         2,933           2,933
  Warren County Industrial Development
    Authority, Cincinnati Electric Illuminating
    Project (RB) (LOC - Bank of Nova Scotia)
    (VRDN)
    3.380%, 09/01/15                                         4,690           4,690
  Warren County Industrial Development
    Authority, Liquid Container Project (RB)
    (LOC - Bank of America) (VRDN)
    3.210%, 03/01/15                                         1,670           1,670
  Washington County Hospital, Marietta Area
    Health Facilities (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.200%, 12/01/26                                         1,590           1,590
    3.200%, 06/01/27                                         4,005           4,005
  Waynesfield & Goshen Local School District
     (BAN) (GO)
    4.300%, 05/11/06                                         3,250           3,256
  West Chester Township (BAN) (GO)
    4.000%, 08/10/06                                         1,940           1,948
  Westerville (GO)
    4.000%, 09/21/06                                           600             602
  Wooster Industrial Development Authority, Allen
    Group Project (RB) (LOC - Wachovia Bank )
    (VRDN)
    3.200%, 12/01/10                                         5,200           5,200
----------------------------------------------------------------------------------
  Total Municipal Securities
    (Cost $386,657)                                                        386,657
----------------------------------------------------------------------------------

                                                         Number
                                                       of Shares
                                                    --------------  --------------
MONEY MARKET FUND - 0.5%
  BlackRock Ohio Municipal Money Market Fund             1,803,225           1,803
  (Cost $1,803)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.6%
  (Cost $388,460)*                                                         388,460
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (0.6)%                                        (2,390)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      386,070
----------------------------------------------------------------------------------

* Also cost for federal income tax purposes.
AMBAC - American Municipal Bond Assurance Corporation
BAN   - Bond Anticipation Note
FGIC  - Federal Guaranty Insurance Corporation
FSA   - Federal Security Assurance
GO    - General Obligation
LOC   - Letter of Credit
MBIA  - Municipal Bond Insurance Association
RB    - Revenue Bond
TAN   - Tax Anticipation Note
TECP  - Tax Exempt Commercial Paper
VRDN  - Variable Rate Demand Note: the rate shown is the rate in effect on
        February 28, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

                                                                              71

Allegiant Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - 99.3%
Pennsylvania - 99.3%
  Allegheny County Higher Education Building
    Authority, Carnegie Mellon University Project
      (RB) (VRDN)
    2.930%, 12/01/33                                $        1,000  $        1,000
  Allegheny County Hospital Development
    Authority, Health Care Dialysis Clinic (RB)
    (LOC - Bank of America) (VRDN)
    3.190%, 12/01/19                                         1,650           1,650
  Allegheny County Industrial Development
    Authority, Carnegie Museums of Pittsburgh
    (RB) (LOC - Citizens Bank) (VRDN)
    3.200%, 08/01/32                                         2,000           2,000
  Beaver County Industrial Development Authority,
    Atlantic Richfield Project (RB) (VRDN)
    3.200%, 12/01/20                                         1,300           1,300
  Beaver County Industrial Development Authority,
    Toledo Edison Company Project (RB)
    (LOC - Barclays Bank PLC) (VRDN)
    3.180%, 06/01/30                                         6,000           6,000
  Bucks County (GO)
    4.000%, 06/01/06                                           865             867
  Delaware County Industrial Development
    Authority, Exelon Generation Company Project
    (TECP)
    3.050%, 03/09/06                                         2,000           2,000
  Delaware County Industrial Development
    Authority, Resource Recovery (RB)
    Series G (VRDN)
    3.190%, 12/01/31                                         1,250           1,250
  Delaware County Industrial Development
    Authority, Scott Paper Company Project (RB)
    Series B (VRDN)
    3.200%, 12/01/18                                         2,000           2,000
  Delaware County Industrial Development
    Authority, Scott Paper Company Project (RB)
    Series D (VRDN)
    3.200%, 12/01/18                                         4,000           4,000
  Delaware County Industrial Development
    Authority, Sunoco Project (RB)
    (LOC - Bank of America) (VRDN)
    3.200%, 11/01/33                                         4,000           4,000
  Dover Area School District, Prerefunded 04/01/06
    @ 100 (GO) (AMBAC)
    5.700%, 04/01/06                                           925             927
  Emmaus General Authority (RB) (FSA) (VRDN)
    3.200%, 12/01/28                                         3,345           3,345
  Geisinger Authority, Geisinger Health Systems
    (RB) Series B (VRDN)
    3.010%, 08/01/22                                         2,650           2,650
  Gettysburg Area Industrial Development
    Authority, Brethren Home Community Project
    (RB) Series A (LOC - Wachovia Bank)
    (VRDN)
    3.200%, 06/01/24                                           400             400
  Harrisburg Authority, Cumberland Valley School
    District Project (RB) Sub-Series B (FSA)
    (VRDN)
    3.230%, 03/01/34                                         1,800           1,800

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
Harrisburg Authority, Haverford School District
  (RB) Sub-Series A (FSA) (VRDN)
  3.230%, 03/01/34                                  $        1,610  $        1,610
Harrisburg Authority, Pooled Bond Program,
  Prerefunded 04/01/06 @ 102 (RB) Series I
  (MBIA)
  5.625%, 04/01/06                                           3,000           3,067
Harrisburg Water Authority (RB) Series A (FGIC)
  (VRDN)
  3.230%, 07/15/29                                           2,645           2,645
Lackawanna County (GO) Series B (FSA)
  (VRDN)
  3.210%, 10/15/29                                           1,185           1,185
Lancaster County Hospital Authority, Lancaster
  General Hospital Project (RB)
  (LOC - Fulton Bank) (VRDN)
  3.280%, 06/01/18                                           5,200           5,200
Lancaster Industrial Development Authority,
  Student Lodging Incorporated (RB)
  (LOC - Fulton Bank) (VRDN)
  3.280%, 12/01/26                                           2,410           2,410
Lebanon County Health Facilities, ECC
  Retirement Village Project (RB)
  (LOC - Northern Trust Company) (VRDN)
  3.230%, 10/15/25                                           3,800           3,800
Montgomery County (TECP)
  3.030%, 03/06/06                                           2,000           2,000
Montgomery County Industrial Development
  Authority, PECO Energy Project (TECP)
  3.150%, 03/14/06                                           2,000           2,000
  3.250%, 04/12/06                                           2,000           2,000
New Garden General Authority, Municipal Pooled
  Financing Program (RB) Series I (AMBAC)
  (VRDN)
  3.200%, 11/01/29                                             400             400
New Garden General Authority, Municipal Pooled
  Financing Program (RB) Series II (FSA)
  (VRDN)
  3.200%, 12/01/33                                           1,865           1,865
Northampton County Higher Education
  Authority, Lafayette College Project (RB)
  Series B
  (LOC - Landesbank Hessen - Thuringen)
  (VRDN)
  3.170%, 11/01/28                                           2,000           2,000
Northumberland County (TRAN) (GO)
  4.000%, 12/29/06                                           1,500           1,508
Pennsylvania State (GO) (MBIA)
  5.000%, 06/01/06                                           1,000           1,005
Pennsylvania State Higher Educational Facilities
  Authority, Association of Independent Colleges
  & Universities (RB) Series G3
  (LOC - PNC Bank) (VRDN)
  3.190%, 11/01/06                                           1,000           1,000
Pennsylvania State Higher Educational Facilities
  Authority, Carnegie Mellon University (RB)
  Series C (VRDN)
  2.990%, 11/01/29                                           1,100           1,100

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
Pennsylvania - continued
  Pennsylvania State Higher Educational Facilities
    Authority, Council of Independent Colleges
    Project (RB) Series A-8 (LOC - PNC Bank)
    (VRDN)
    2.750%, 04/01/06                                $        2,000  $        2,000
  Pennsylvania State Higher Educational Facilities
    Authority, Eastern College, Prerefunded
    10/15/06 @ 102 (RB) Series B
    8.000%, 10/15/06                                         2,500           2,626
  Pennsylvania State Turnpike Commission (RB)
    Series B (FSA) (VRDN)
    3.180%, 07/15/41                                           500             500
  Pennsylvania State Turnpike Commission (RB)
    Series Q (VRDN)
    2.930%, 06/01/27                                         4,450           4,450
    2.930%, 06/01/28                                         2,500           2,500
  Pennsylvania State Turnpike Commission (RB)
    Series U (VRDN)
    3.150%, 12/01/19                                           750             750
  Pennsylvania State University (RB)
    5.000%, 03/01/06                                         2,000           2,000
  Philadelphia Authority for Industrial
    Development, Chemical Heritage Foundation
    Project (RB) (LOC - Wachovia Bank) (VRDN)
    3.200%, 07/01/27                                         1,115           1,115
  Philadelphia Authority for Industrial
    Development, Newcourtland Elder Services
    Project (RB) (LOC - PNC Bank) (VRDN)
    2.930%, 03/01/27                                         3,500           3,500
  Philadelphia Industrial Development Authority,
    1100 Walnut Associates Project (RB)
    (LOC - PNC Bank) (VRDN)
    3.200%, 12/01/14                                           400             400
  Philadelphia Industrial Development Authority,
    Girard Estate Facilities Project (RB)
    (LOC - Morgan Guaranty Trust) (VRDN)
    3.200%, 11/01/31                                         2,500           2,500
  Philadelphia Industrial Development Authority,
    Pennsylvania School for the Deaf (RB)
    (LOC - Citizens Bank) (VRDN)
    3.230%, 11/01/32                                         4,300           4,300
  Sayre Health Care Facilities Authority, Capital
    Financing Project (RB) Series A (AMBAC)
    (VRDN)
    3.220%, 12/01/20                                         2,500           2,500
  Sayre Health Care Facilities Authority, Capital
    Financing Project (RB) Series I (AMBAC)
    (VRDN)
    3.190%, 12/01/20                                         2,750           2,750
  Sayre Health Care Facilities Authority, Capital
    Financing Project (RB) Series K (AMBAC)
    (VRDN)
    3.190%, 12/01/20                                         2,900           2,900
  Sayre Health Care Facilities Authority, Capital
    Financing Project (RB) Series M (AMBAC)
    (VRDN)
    3.220%, 12/01/20                                         1,000           1,000

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
  Scranton-Lackawanna Health & Welfare
    Authority, University of Scranton Project (RB)
    (LOC - PNC Bank) (VRDN)
    3.000%, 05/01/18                                $        2,745  $        2,745
  University of Pittsburgh, University Capital
    Project (RB) Series A (VRDN)
    3.170%, 09/15/19                                         1,000           1,000
    3.170%, 09/15/21                                         1,000           1,000
  Washington County Authority (RB) (VRDN)
    3.180%, 07/01/34                                           165             165
  Washington County Authority, Girard Estate
    Project (RB) (LOC - JP Morgan Chase)
    (VRDN)
    3.200%, 06/01/27                                         4,405           4,405
  Washington County Hospital Authority,
    Washington Hospital Project (RB)
    (LOC - PNC Bank) (VRDN)
    2.800%, 07/01/31                                         2,500           2,498
                                                                     -------------
Total Municipal Securities
  (Cost $117,588)                                                          117,588
----------------------------------------------------------------------------------

                                                        Number
                                                       of Shares
                                                    --------------
MONEY MARKET FUND - 0.5%
  BlackRock Pennsylvania Municipal Money
    Market Portfolio                                       583,538             584
  (Cost $584)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
  (Cost $118,172)*                                                         118,172
----------------------------------------------------------------------------------
Other Assets & Liabilities -  0.2%                                             249
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                 $118,421
----------------------------------------------------------------------------------

* Also cost for federal income tax purposes.

AMBAC - American Municipal Bond Assurance Corporation
FGIC  - Federal Guaranty Insurance Corporation
FSA   - Federal Security Assurance
GO    - General Obligation
LOC   - Letter of Credit
MBIA  - Municipal Bond Insurance Association
PLC   - Public Liability Company
RB    - Revenue Bond
TECP  - Tax Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Note
VRDN  - Variable Rate Demand Note: the rate shown is the
        rate in effect on February 28, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

                                                                              73

Allegiant Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - 99.9%
Alaska - 0.1%
  Valdez Marine Terminal, BP Pipelines Project
    (RB) Series B (VRDN)
    3.000%, 07/01/37                                $          700   $         700
----------------------------------------------------------------------------------
Colorado - 0.4%
  Colorado Educational & Cultural Facilities
    Authority, Nationl Jewish Bond Program (RB)
    Series C-1 (LOC - U.S. Bank) (VRDN)
    3.010%, 09/01/35                                         2,500           2,500
----------------------------------------------------------------------------------
Connecticut - 0.6%
  Connecticut State Health & Educational Facilities
    Authority, University of New Haven (RB)
    Series E (LOC - Wahcovia Bank) (VRDN)
    3.180%, 07/01/35                                         3,460           3,460
----------------------------------------------------------------------------------
Delaware - 0.4%
  Delaware Economic Development Authority,
    Andrews School Project (RB) (VRDN)
    3.190%, 09/01/32                                         2,450           2,450
----------------------------------------------------------------------------------
District Of Columbia - 0.6%
  District of Columbia, Field School Project (RB)
    Series B (LOC - Wachovia Bank) (VRDN)
    3.250%, 07/01/31                                         3,800           3,800
----------------------------------------------------------------------------------
Florida - 0.1%
  Leon County School District (RB) (FSA)
    2.000%, 07/01/06                                           700             695
----------------------------------------------------------------------------------
Georgia - 3.9%
  Athens-Clarke County Unified Government
    Development Authority, University of Georgia
    Athletic Association Project (RB)
    (LOC - Bank of America) (VRDN)
    3.000%, 08/01/33                                         1,000           1,000
  Athens-Clarke County Unified Government
    Development Authority, University of Georgia
    Athletic Association Project (RB) Series B
    (LOC - Bank of America) (VRDN)
    3.000%, 07/01/35                                         1,100           1,100
  Burke County Pollution Control Development
    Authority, Oglethorpe Power Vogtle Project
    (RB) Series A (FGIC) (VRDN)
    3.190%, 03/02/06                                         3,000           3,000
  Burke County Pollution Control Development
    Authority, Oglethorpe Power Vogtle Project
    (TECP)
    3.200%, 01/01/16                                         6,710           6,710
  Gainesville Redevelopment Authority, Riverside
    Military Project (RB) (LOC - SunTrust Bank)
    (VRDN)
    3.190%, 12/01/25                                         7,720           7,720
  Municipal Electric Authority, Project One (RB)
    Sub-Series C (MBIA)
    (LOC - Bayerische Landesbank) (VRDN)
    3.140%, 01/01/20                                         1,800           1,800
  Municipal Electric Authority, Project One (RB)
    Sub-Series D (FSA) (VRDN)
    3.060%, 01/01/22                                         1,550           1,550
                                                                    --------------
                                                                            22,880
----------------------------------------------------------------------------------
Illinois - 5.6%
  Chicago Metropolitan Water Reclamation District
    (GO) Series B
    5.000%, 12/01/06                                           760             771
  Illinois State (GO)
    4.500%, 05/30/06                                         2,000           2,006
  Illinois State Development Finance Authority,
    Jewish Federation Project (RB) (AMBAC)
    (VRDN)
    3.230%, 09/01/24                                         1,270           1,270
  Illinois State Development Finance Authority,
    Loyola Academy Project (RB) Series A
    (LOC - Northern Trust Company) (VRDN)
    3.200%, 10/01/27                                         5,000           5,000
  Illinois State Educational Facilities Authority,
    Chicago Historical Society Project (RB)
    (LOC - Northern Trust Company) (VRDN)
    3.270%, 12/01/25                                         6,000           6,000
  Illinois State Educational Facilities Authority,
    Lake Forest Open Lands Project (RB)
    (LOC - Northern Trust Company) (VRDN)
    3.270%, 08/01/33                                         6,100           6,100
  Illinois State Educational Facilities Authority,
    Xavier University Project (RB) Series A
    (LOC - LaSalle Bank) (VRDN)
    3.220%, 10/01/32                                         6,400           6,400
  Illinois State Finance Authority, Northwestern
    Memorial Hospital Project (RB) Series B-1
    (VRDN)
    3.010%, 08/15/38                                         1,500           1,500
  Naperville, Dupage Children's Museum (RB)
    (LOC - American National Bank & Trust)
    (VRDN)
    3.270%, 06/01/30                                         2,500           2,500
  Normal County (GO) (VRDN)
    3.270%, 06/01/23                                         1,750           1,750

                                                                    --------------
                                                                            33,297
----------------------------------------------------------------------------------
Indiana - 3.8%
  Evansville Industrial Economic Development
    Authority, Ball Corporation Project (RB)
    (LOC - Bank One) (VRDN)
    3.270%, 12/01/08                                         2,500           2,500
  Indiana State Development Finance Authority,
    Eitteljorg Museum Project (RB)
    (LOC - Bank One) (VRDN)
    3.230%, 02/01/24                                         4,100           4,100
  Indiana State Development Finance Authority,
    University High School Project (RB)
    (LOC - KeyCorp Bank) (VRDN)
    3.430%, 10/01/30                                         4,500           4,500
  Indiana State Educational Facilities Authority,
    University of Indianapolis Project (RB)
    (LOC - Wells Fargo Bank) (VRDN)
    3.050%, 10/01/30                                         2,500           2,500
  Indiana State Educational Facilities Authority,
    Wesleyan University Project (RB)
    (LOC - Bank of America) (VRDN)
    3.190%, 12/01/15                                         1,575           1,575

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
Indiana - continued
  Indiana State Health Facilities Authority,
    Capital Access Program (RB) (LOC - Comerica
    Bank) (VRDN)
    3.200%, 01/01/12                                $          350  $          350
  Marion Industrial Economic Development
    Authority, Wesleyan University Project (RB)
    (LOC - Bank One) (VRDN)
    3.190%, 06/01/30                                         6,900           6,900
                                                                    --------------
                                                                            22,425
----------------------------------------------------------------------------------
Kansas - 2.1%
  Burlington County Pollution Control, National
    Rural Utilities Cooperative Finance
    Corporation Project (TECP)
    3.080%, 03/08/06                                         8,200           8,200
    3.200%, 05/10/06                                         4,500           4,500
                                                                    --------------
                                                                            12,700
----------------------------------------------------------------------------------
Louisiana - 1.7%
  Plaquemines Port Harbor & Terminal District
    Facilities, Chevron Pipe Line Project (RB)
    (VRDN)
    3.000%, 09/01/06                                         6,000           6,000
  St. James Parish, Texaco Project (TECP)
    3.320%, 05/11/06                                         4,000           4,000
                                                                    --------------
                                                                            10,000
----------------------------------------------------------------------------------
Massachusetts - 5.0%
  Massachusetts State (GO) Series B (VRDN)
    3.200%, 08/01/15                                        16,400          16,400
  Massachusetts Water Resources Authority (RB)
    Series A (AMBAC) (VRDN)
    3.170%, 08/01/28                                         2,300           2,300
  Massachusetts Water Resources Authority (RB)
    Series B (FGIC) (VRDN)
    3.190%, 08/01/37                                         1,225           1,225
  Massachusetts Water Resources Authority (TECP)
    3.000%, 03/06/06                                        10,000          10,000
                                                                    --------------
                                                                            29,925
----------------------------------------------------------------------------------
Mississippi - 0.7%
  Jackson County Port Facilities, Chevron USA
    Project (RB) (VRDN)
    3.000%, 06/01/23                                         4,350           4,350
----------------------------------------------------------------------------------
Missouri - 1.0%
  Missouri State Health & Educational Facilities
    Authority, Washington University Project (RB)
    Series A (VRDN)
    2.990%, 09/01/30                                         5,000           5,000
  Missouri State Health & Educational Facilities
    Authority, Washington University Project (RB)
    Series D (VRDN)
    2.980%, 09/01/30                                         1,000           1,000
                                                                    --------------
                                                                             6,000
----------------------------------------------------------------------------------
Nebraska - 0.3%
  American Public Energy Agency (RB) Series A
    (VRDN)
    3.150%, 12/01/15                                         2,000           2,000
----------------------------------------------------------------------------------
Nevada - 2.0%
  Las Vegas Valley Water District (TECP)
    3.050%, 03/01/06                                         2,000           2,000
    3.140%, 03/03/06                                         6,000           6,000
    3.050%, 03/09/06                                         3,600           3,600
                                                                    --------------
                                                                            11,600
----------------------------------------------------------------------------------
New Hampshire - 0.7%
  New Hampshire Higher Educational & Health
    Facilities Authority, New England Incorporated
    Project (RB) Series B (AMBAC) (VRDN)
    3.220%, 12/01/25                                         4,300           4,300
----------------------------------------------------------------------------------
New Mexico - 0.5%
  New Mexico State Hospital Equipment Loan
    Council, Presbyterian Healthcare (RB) Series B
     (FSA) (VRDN)
    3.200%, 08/01/30                                         3,000           3,000
----------------------------------------------------------------------------------
North Carolina - 8.8%
  Charlotte Water & Sewer System (TECP)
    2.750%, 04/06/06                                         5,000           5,000
  Guilford County Recreational Facilities Authority,
    YMCA Project (RB)
    (LOC - Branch Banking & Trust) (VRDN)
    3.220%, 02/01/23                                         2,200           2,200
  Mecklenburg County (GO) Series C (VRDN)
    3.200%, 02/01/21                                         7,400           7,400
    3.200%, 02/01/22                                         1,500           1,500
  Mecklenburg County (GO) Series E (VRDN)
    3.200%, 04/01/18                                         8,200           8,200
  North Carolina Capital Facilities Finance Agency,
    Greensboro Day School Project (RB)
    (LOC - Bank of America) (VRDN)
    3.190%, 07/01/21                                         5,445           5,445
  North Carolina Capital Facilities Finance Agency,
    Mars Hill College Project (RB) (LOC - Branch
    Banking & Trust) (VRDN)
    3.220%, 07/01/21                                         3,365           3,365
  North Carolina Educational Facilities Finance
    Agency, Belmont Abbey College Project (RB)
    (LOC - Wachovia Bank) (VRDN)
    3.200%, 06/01/18                                         1,000           1,000
  North Carolina Medical Care Commission,
    Rutherford Hospital Project (RB)
    (LOC - Branch Banking & Trust) (VRDN)
    3.220%, 09/01/21                                         1,700           1,700
  North Carolina State (GO) Series F (VRDN)
    3.170%, 05/01/21                                        14,500          14,500
  University of North Carolina (RB) Series B
    (VRDN)
    3.170%, 12/01/25                                         1,000           1,000
  University of North Carolina, Chapel Hill
    Hospital Project (RB) Series B (VRDN)
    3.000%, 02/15/31                                           650             650
                                                                    --------------
                                                                            51,960
----------------------------------------------------------------------------------
Ohio - 13.8%
  Cleveland Waterworks (RB) Series L (FGIC)
    (VRDN)
    3.160%, 01/01/33                                         9,800           9,800

                                                                              75

Allegiant Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
Ohio - continued
  Columbus (GO) Series 1 (VRDN)
    3.150%, 12/01/17                                $        1,580  $        1,580
  Cuyahoga County Port Authority, Euclid Garage
    Office Project (RB) (LOC - Fifth Third Bank)
    (VRDN)
    3.230%, 01/01/34                                           810             810
  Deerfield Township (BAN) (GO)
    3.400%, 11/30/06                                         3,210           3,210
  Franklin County Hospital Authority, Holy Cross
    Health Systems Project (RB) (VRDN)
    3.200%, 06/01/16                                         1,000           1,000
  Hamilton County Economic Development
    Authority, Saint Xavier High School Project
    (RB) (LOC - Fifth Third Bank) (VRDN)
    3.180%, 04/01/28                                         1,000           1,000
  Hamilton County Economic Development
    Authority, Taft Museum Project (RB)
    (LOC - Fifth Third Bank) (VRDN)
    3.200%, 05/01/27                                           500             500
  Kent State University General Receipts (RB)
    (MBIA) (VRDN)
    3.200%, 05/01/31                                           270             270
  Marysville Exempt Village School District (BAN)
      (GO)
    4.000%, 05/25/06                                         2,500           2,504
  Marysville Water and Sewer (BAN) (GO)
    4.250%, 01/25/07                                         2,015           2,031
  Mayfield Heights (BAN) (GO)
    4.000%, 01/25/07                                         1,300           1,307
  Mentor (BAN) (GO)
    4.000%, 10/01/06                                         1,000           1,004
  Ohio State (GO) Series B (VRDN)
    3.200%, 08/01/17                                         6,195           6,195
    3.090%, 03/15/25                                        13,315          13,315
  Ohio State (GO) Series D (VRDN)
    3.200%, 02/01/19                                         5,500           5,500
  Ohio State Air Quality Development Authority,
    Ohio Edison Project (RB) Series C
    (LOC - Wachovia Bank) (VRDN)
    2.950%, 06/01/23                                         2,000           2,000
  Ohio State Higher Educational Facilities
    Commission, Case Western Reserve University
    Project (RB) Series A (VRDN)
    2.950%, 10/01/31                                         1,000           1,000
  Ohio State Higher Educational Facilities
    Commission, Oberlin College Project (RB)
    Series A (VRDN)
    3.170%, 10/01/29                                        18,355          18,355
  Ohio State Higher Educational Facilities
    Commission, Pooled Financing Program (RB)
    Series A (LOC - Fifth Third Bank) (VRDN)
    3.270%, 09/01/24                                           470             470
  Ohio State Higher Educational Facilities
    Commission, Xavier University Project (RB)
    Series B (LOC - U.S. Bank) (VRDN)
    3.170%, 11/01/30                                         2,000           2,000

  Ohio State University General Receipts (RB)
    (VRDN)
    3.130%, 12/01/07                                $        1,900  $        1,900
    3.130%, 12/01/17                                         2,150           2,150
    3.180%, 12/01/31                                           745             745
  Penta County Career Center (TAN)
    4.250%, 03/01/07                                         3,000           3,022
  University of Akron General Receipts (RB)
    (FGIC) (VRDN)
    3.180%, 01/01/29                                           150             150
                                                                    --------------
                                                                            81,818
----------------------------------------------------------------------------------
Pennsylvania - 29.9%
  Allegheny County Higher Education Building
    Authority, Carnegie Mellon University Project
      (RB) (VRDN)
    2.930%, 12/01/33                                           750             750
  Allegheny County Hospital Development
    Authority, Health Care Dialysis Clinic (RB)
    (LOC - Bank of America) (VRDN)
    3.190%, 12/01/19                                         1,350           1,350
  Beaver County Industrial Development Authority,
    Atlantic Richfield Project (RB) (VRDN)
    3.200%, 12/01/20                                         3,000           3,000
  Berks County Industrial Development Authority,
    Kutztown Resource Recovery Management
    Project (RB)
    (LOC - First Union National Bank) (VRDN)
    3.300%, 12/01/30                                         4,035           4,035
  Charlotte Water & Sewer System (TECP)
    2.900%, 05/11/06                                         7,000           7,000
  Chester County Industrial Development
    Authority, Archdiocese of Philadelphia (RB)
    (LOC - Wachovia Bank) (VRDN)
    2.930%, 07/01/31                                         1,500           1,500
  Dallastown Area School District (GO) (FGIC)
    (VRDN)
    3.230%, 02/01/18                                         3,610           3,610
    3.230%, 05/01/20                                         2,925           2,925
  Delaware County Industrial Development
    Authority, BP Exploration and Oil (RB)
    (VRDN)
    2.990%, 10/01/19                                           800             800
  Delaware County Industrial Development
    Authority, Resource Recovery (RB)
    Series G (VRDN)
    3.190%, 12/01/31                                         3,455           3,455
  Delaware County Industrial Development
    Authority, Scott Paper Company Project (RB)
    Series A (VRDN)
    3.200%, 12/01/18                                         3,800           3,800
  Delaware County Industrial Development
    Authority, Scott Paper Company Project (RB)
    Series B (VRDN)
    3.200%, 12/01/18                                         3,000           3,000
  Delaware County Industrial Development
    Authority, Scott Paper Company Project (RB)
    Series C (VRDN)
    3.200%, 12/01/18                                         2,000           2,000

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
Pennsylvania - continued
  Erie Water Authority (RB) (FSA) (VRDN)
    3.180%, 12/01/30                                $        1,880  $        1,880
  Geisinger Authority, Geisinger Health Systems
      (RB) (VRDN)
    2.990%, 11/15/32                                         2,200           2,200
  Geisinger Authority, Geisinger Health Systems
    (RB) Series B (VRDN)
    3.010%, 08/01/22                                         2,000           2,000
  Gettysburg Area Industrial Development
    Authority, Brethren Home Community Project
    (RB) Series A (LOC - Wachovia Bank)
    (VRDN)
    3.200%, 06/01/24                                         5,030           5,030
  Harrisburg Authority, Cumberland Valley School
    District Project (RB) Sub-Series B (FSA)
    (VRDN)
    3.230%, 03/01/34                                         7,000           7,000
  Harrisburg Authority, Haverford School District
    (RB) Sub-Series A (FSA) (VRDN)
    3.230%, 03/01/34                                           500             500
  Harrisburg Authority, West Brandywine (RB)
    Sub-Series D (FSA) (VRDN)
    3.230%, 03/01/34                                         2,900           2,900
  Lackawanna County (GO) Series B (FSA)
    (VRDN)
    3.210%, 10/15/29                                         2,600           2,600
  Lancaster County Hospital Authority, Masonic
    Homes Project (RB) (AMBAC) (VRDN)
    3.200%, 05/01/32                                         1,570           1,570
  Manheim Township School District (GO) (FSA)
    (VRDN)
    3.200%, 06/01/16                                         2,000           2,000
  Montgomery County Higher Educational
    Facilities Authority, William Penn Charter
    School Project (RB) (LOC - PNC Bank)
    (VRDN)
    3.210%, 09/15/31                                         4,800           4,800
  New Garden General Authority, Municipal Pooled
    Financing Program (RB) Series I (AMBAC)
    (VRDN)
    3.200%, 11/01/29                                         4,500           4,500
  New Garden General Authority, Municipal Pooled
    Financing Program (RB) Series II (FSA)
    (VRDN)
    3.200%, 12/01/33                                         4,435           4,435
  Pennsylvania State Higher Educational Facilities
    Authority, Association of Independent Colleges
    & Universities Program (RB) Series E-3
    (LOC - PNC Bank) (VRDN)
    3.180%, 11/01/14                                         3,200           3,200
  Pennsylvania State Higher Educational Facilities
    Authority, Association of Independent Colleges
    & Universities Program (RB) Series J-2
    (LOC - PNC Bank) (VRDN)
    3.210%, 05/01/27                                         2,200           2,200
  Pennsylvania State Higher Educational Facilities
    Authority, Carnegie Mellon University (RB)
    Series A (VRDN)
    2.990%, 11/01/25                                         1,000           1,000
  Pennsylvania State Turnpike Commission (RB)
    Series A-3 (VRDN)
    3.210%, 12/01/30                                         6,000           6,000
  Pennsylvania State Turnpike Commission (RB)
    Series Q (VRDN)
    2.930%, 06/01/27                                         1,400           1,400
    2.930%, 06/01/28                                           715             715
  Pennsylvania State Turnpike Commission (RB)
    Series U (VRDN)
    3.150%, 12/01/19                                         2,000           2,000
  Pennsylvania State University (RB) Series A
    (VRDN)
    3.180%, 04/01/31                                        12,215          12,215
    3.180%, 03/01/32                                         1,370           1,370
  Philadelphia Industrial Development Authority,
    1100 Walnut Associates Project (RB)
    (LOC - PNC Bank) (VRDN)
    3.200%, 12/01/14                                         2,700           2,700
  Philadelphia Industrial Development Authority,
    Girard Estate Facilities Project (RB)
    (LOC - Morgan Guaranty Trust) (VRDN)
    3.200%, 11/01/31                                        10,100          10,100
  Sayre Health Care Facilities Authority, Capital
    Financing Project (RB) Series A (AMBAC)
    (VRDN)
    3.220%, 12/01/20                                         2,000           2,000
  Sayre Health Care Facilities Authority, Capital
    Financing Project (RB) Series K (AMBAC)
    (VRDN)
    3.190%, 12/01/20                                        10,125          10,125
  Sayre Health Care Facilities Authority, Capital
    Financing Project (RB) Series M (AMBAC)
    (VRDN)
    3.220%, 12/01/20                                         3,000           3,000
  University of Pittsburgh, University Capital
    Project (RB) Series A (VRDN)
    3.170%, 09/15/11                                         1,200           1,200
    3.170%, 09/15/19                                         1,500           1,500
    3.170%, 09/15/21                                         1,650           1,650
    3.170%, 09/15/23                                         5,000           5,000
    3.180%, 09/15/24                                         4,510           4,510
    3.180%, 09/15/29                                         2,000           2,000
  University of Pittsburgh, University Capital
    Project (RB) Series B (VRDN)
    3.170%, 09/15/29                                         2,460           2,460
  Upper Dauphin Industrial Development
    Authority, United Church of Christ Homes
    (RB) (LOC - Wachovia Bank) (VRDN)
    3.200%, 12/01/26                                         2,870           2,870
  Washington County Authority (RB) (VRDN)
    3.180%, 07/01/34                                         8,035           8,035
  Washington County Authority, Girard Estate
    Project (RB) (LOC - JP Morgan Chase)
    (VRDN)
    3.200%, 06/01/27                                         5,425           5,425
  Westmoreland County Industrial Development
    Authority, Excela Project (RB) Series C (LOC -
    Wachovia Bank) (VRDN)
    3.190%, 07/01/27                                         5,865           5,865
                                                                    --------------
                                                                           177,180
----------------------------------------------------------------------------------

                                                                              77

Allegiant Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
MUNICIPAL SECURITIES - continued
South Carolina - 0.8%
  South Carolina Public Service Authority (TECP)
    3.050%, 03/09/06                                $        5,000  $        5,000
----------------------------------------------------------------------------------
Tennessee - 3.8%
  Blount County Health, Educational and Housing
    Facilities Authority, Presbyterian Homes Project
    (RB) (LOC - SunTrust Bank) (VRDN)
    3.190%, 01/01/19                                         6,275           6,275
  Clarksville Public Building Authority, Pooled
    Financing Project (RB)
    (LOC - Bank of America) (VRDN)
    3.000%, 01/01/33                                         1,150           1,150
    3.000%, 07/01/34                                         3,100           3,100
  Knox County Health, Educational & Housing
    Facilities Board, Child and Family Services
    Project (RB) (LOC - SunTrust Bank) (VRDN)
    3.190%, 07/01/14                                         1,250           1,250
  Montgomery County Public Building Authority
    (RB) (LOC - Bank of America) (VRDN)
    3.000%, 07/01/34                                           300             300
  Tennessee State School Bond Authority (TECP)
    3.200%, 03/01/06                                         4,588           4,588
    3.050%, 03/09/06                                         3,000           3,000
    3.070%, 03/09/06                                         2,600           2,600
                                                                    --------------
                                                                            22,263
----------------------------------------------------------------------------------
Texas - 6.1%
  Brownsville Utility System (RB) Series A (MBIA)
    (VRDN)
    3.170%, 09/01/27                                         4,970           4,970
  Denton Independent School District (GO)
    Series B (PSF-GTD) (VRDN)
    3.000%, 08/15/06                                         4,700           4,700
  Gulf Coast Industrial Development Authority,
    Amoco Oil Project (RB) (VRDN)
    3.200%, 06/01/06                                         4,000           4,000
  Harris County (TECP)
    3.250%, 06/05/06                                           860             860
  Harris County Health Facilities Development,
    Texas Medical Center Project (RB) (MBIA)
    (VRDN)
    3.010%, 02/15/22                                         1,500           1,500
  North Texas Tollway Authority, Dallas North
    Tollway System (RB) Series C (FGIC) (VRDN)
    3.200%, 01/01/25                                         9,000           9,000
  San Antonio Higher Education Authority, Trinity
    University Project (RB) (VRDN)
    3.010%, 06/01/33                                         1,300           1,300
  Sugar Land (GO) (FGIC)
    2.500%, 02/15/07                                           750             741
  Texas State (TRAN) (GO)
    4.500%, 08/31/06                                         9,000           9,066
                                                                    --------------
                                                                            36,137
----------------------------------------------------------------------------------
Utah - 2.2%
  Intermountain Power Agency, Power Supply (RB)
    Series F (AMBAC) (VRDN)
    2.750%, 03/15/06                                         7,250           7,250
    3.200%, 06/01/06                                         6,000           6,000
                                                                    --------------
                                                                            13,250
----------------------------------------------------------------------------------

Vermont - 1.3%
  Vermont Education and Health Building Finance
    Agency, Middlebury College Project (RB)
    Series A (VRDN)
    3.190%, 11/01/06                                $        7,400  $        7,400
----------------------------------------------------------------------------------
Virginia - 1.9%
  Lynchburg Industrial Development Authority,
    Mid Atlantic Hospital (RB) Series C (AMBAC)
    (VRDN)
    3.220%, 12/01/25                                         2,100           2,100
  Lynchburg Industrial Development Authority,
    Mid Atlantic Hospital (RB) Series F (AMBAC)
    (VRDN)
    3.220%, 12/01/25                                         9,100           9,100
                                                                    --------------
                                                                            11,200
----------------------------------------------------------------------------------
Washington - 1.7%
  Washington State Health Care Facilities Authority,
    National Healthcare Research & Educational
    Project (RB) (LOC - BNP Paribas) (VRDN)
    3.230%, 01/01/32                                         4,800           4,800
  Washington State Health Care Facilities Authority,
    Sisters of St. Joseph Peace (RB) (MBIA)
    (VRDN)
    3.200%, 04/01/18                                         5,000           5,000
                                                                    --------------
                                                                             9,800
----------------------------------------------------------------------------------
Wisconsin - 0.1%
  Milwaukee (GO)
    6.000%, 02/01/07                                           650             666
----------------------------------------------------------------------------------
Total Municipal Securities
  (Cost $592,756)                                                           592,756
----------------------------------------------------------------------------------

                                                        Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
MONEY MARKET FUND - 0.3%
  BlackRock Liquidity Funds MuniFund Portfolio           1,965,516  $        1,966
  (Cost $1,966)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.2%
  (Cost $594,722)*                                                         594,722
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (0.2)%                                        (1,131)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      593,591
----------------------------------------------------------------------------------

* Also cost for federal income tax purposes.

AMBAC   - American Municipal Bond Assurance Corporation
BAN     - Bond Anticipation Note
FGIC    - Federal Guaranty Insurance Corporation
FSA     - Federal Security Assurance
GO      - General Obligation
LOC     - Letter of Credit
MBIA    - Municipal Bond Insurance Association
PSF-GTD - Public School Fund - Guaranteed
RB      - Revenue Bond
TAN     - Tax Anticipation Note
TECP    - Tax Exempt Commercial Paper
TRAN    - Tax and Revenue Anticipation Note
VRDN    - Variable Rate Demand Note: the rate shown is the rate in effect on
          February 28, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

                                                                              79

Allegiant Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                          Par           Value
                                                         (000)          (000)
                                                    --------------  --------------
U.S. TREASURY OBLIGATIONS - 98.2%
U.S. Treasury Bills - 94.8%
    3.793%, 03/02/06                                $        6,000  $        5,999
    3.955%, 03/02/06                                        15,000          14,998
    4.120%, 03/02/06                                         3,000           3,000
    4.240%, 03/02/06                                         5,000           5,000
    3.904%, 03/16/06                                         3,000           2,995
    4.295%, 03/16/06                                         6,000           5,989
    4.315%, 03/16/06                                         5,000           4,991
    4.340%, 03/16/06                                         5,000           4,991
    4.080%, 03/23/06                                         4,000           3,990
    4.358%, 03/23/06                                         7,000           6,981
    4.392%, 03/23/06                                         1,000             997
    4.395%, 03/23/06                                         6,000           5,984
    4.212%, 03/30/06                                         2,000           1,993
    4.215%, 03/30/06                                         5,000           4,983
    3.910%, 04/06/06                                         6,000           5,977
    3.990%, 04/06/06                                         4,000           3,984
    4.300%, 04/06/06                                         1,500           1,494
    4.102%, 04/13/06                                         4,000           3,981
    4.195%, 04/13/06                                         8,000           7,960
    4.032%, 04/20/06                                         3,000           2,983
    4.040%, 04/20/06                                         5,000           4,972
    4.337%, 04/27/06                                         2,000           1,986
    4.058%, 05/04/06                                         4,000           3,971
    4.100%, 05/04/06                                         4,000           3,971
    4.390%, 05/04/06                                         2,000           1,984
    4.425%, 05/18/06                                         3,000           2,971
    4.103%, 05/25/06                                         5,000           4,952
    4.464%, 06/08/06                                         3,000           2,963
    4.473%, 06/08/06                                         4,000           3,951
    4.175%, 06/15/06                                         3,000           2,963
    4.515%, 07/06/06                                         2,000           1,968
    4.310%, 07/20/06                                         2,000           1,966
                                                                    --------------
                                                                           137,888
----------------------------------------------------------------------------------
U.S. Treasury Notes - 3.4%
    1.500%, 03/31/06                                         5,000           4,988
----------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $142,876)                                                          142,876
----------------------------------------------------------------------------------

                                                        Number          Value
                                                       of Shares        (000)
                                                    --------------  --------------
MONEY MARKET FUND - 2.1%
  BlackRock Treasury Trust Fund                          3,135,834  $        3,136
  (Cost $3,136)
----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
  (Cost $146,012)*                                                         146,012
----------------------------------------------------------------------------------
Other Assets & Liabilities -  (0.3)%                                          (484)
----------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $      145,528
----------------------------------------------------------------------------------

* Also cost for federal income tax purposes.
+ The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

                                                                Allegiant Funds
                                               NOTES TO SCHEDULES OF INVESTMENTS
                                                    February 28, 2006(Unaudited)

1. Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity with a possible daily adjustment representing 1/60th of the unrealized appreciation (depreciation) that existed on the 61st day before maturity.

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at February 28,
2006 were valued at other than amortized cost.

Short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S.
dollars using current exchange rates.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying
Allegiant Funds. Investments in underlying Allegiant Funds or in any other
Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S.
securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded)
and the time that the Fund calculates its net asset value ("NAV") (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. As of February 28, 2006, two investments, Seagate and
Progress Energy, held by the Allegiant S&P 500 Index Fund, and one investment,
Thirty-Seventh FHA Insurance Project, held by the Allegiant Total Return
Advantage Fund, were fair valued. In addition, 107 securities held by the
Allegiant International Equity Fund representing $172,012,584 and 60.5% of the total market value of the Fund and 69 securities held by the Allegiant Balanced
Allocation Fund representing $4,050,261 and 2.2% of the total market value of the Fund were fair valued in accordance with the policies approved by the Board of Trustees.

2. Investment Transactions

Investment transactions are recorded on trade date.

                                                                              81

Allegiant Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2006(Unaudited)

3. Affiliated Money Market Funds

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Allegiant Money Market Funds or the Allegiant
Advantage Institutional Money Market Fund, provided that investments in such
Money Market Funds do not exceed 25% of the investing Fund's total assets.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer
& Chief Legal Officer
(principal executive officer)

Date	May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer
& Chief Legal Officer
(principal executive officer)

Date	May 1, 2006

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	May 1, 2006

*	Print the name and title of each signing officer under his or her signature.